Filed with the Securities and Exchange Commission on August 12, 1999
                                          1933 Act Registration File No.33-84762
                                                      1940 Act File No. 811-8648

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                           --
             Pre-Effective Amendment No.
                                            ------         --


                                                           --
             Post- Effective Amendment No.    8            X
                                            ------         --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                           --
             Amendment No           11                     X
                                   -----                   --


                                 WT MUTUAL FUND
                     (Formerly known as Kiewit Mutual Fund)
               (Exact Name of Registrant as Specified in Charter)
                 1100 NORTH MARKET STREET, WILMINGTON, DE 19890
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

      Robert J. Christian, President                         Copy to:
         Wilmington Trust Company                    Joseph V. Del Raso, Esq.
         1100 North Market Street                      Pepper Hamilton LLP
           Wilmington, DE 19890                       3000 Two Logan Square
  (Name and Address of Agent for Service)             Philadelphia, PA 19103

It is proposed that this filing will become effective

              ___ immediately upon filing pursuant to paragraph (b)
              ___ on ________ pursuant to paragraph (b)
              ___ 60 days after filing pursuant to paragraph (a)(1)
              ___ on ________ pursuant to paragraph (a)1
              ___ 75 days after filing pursuant to paragraph (a)(2)
              _X_ on October 29, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

              ___ This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                    THE WILMINGTON LARGE CAP GROWTH PORTFOLIO
                     THE WILMINGTON LARGE CAP CORE PORTFOLIO
                     THE WILMINGTON SMALL CAP CORE PORTFOLIO
                    THE WILMINGTON LARGE CAP VALUE PORTFOLIO
                     THE WILMINGTON MID CAP VALUE PORTFOLIO
                    THE WILMINGTON SMALL CAP VALUE PORTFOLIO
              THE WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

                                OF WT MUTUAL FUND
================================================================================

                          PROSPECTUS DATED______, 1999


This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


Please note that these mutual funds:

[BULLET] are not bank deposits
[BULLET] are not obligations of, or guaranteed or endorsed by Wilmington Trust
         Company or any of its affiliates
[BULLET] are not federally insured
[BULLET] are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency
[BULLET] are not guaranteed to achieve their goal(s)

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Portfolios' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,            PORTFOLIO DESCRIPTION
RISKS, EXPENSES AND FINANCIAL               Summary.............................
HISTORY OF EACH PORTFOLIO.                  Performance Information.............
                                            Fees and Expenses...................
                                            Investment Objectives...............
                                            Primary Investment Strategies.......
                                            Additional Risk Information.........
                                            Financial Highlights................

DETAILS ABOUT THE SERVICE                   MANAGEMENT OF THE PORTFOLIOS
PROVIDERS.                                  Investment Advisers.................
                                            Service Providers...................

POLICIES AND INSTRUCTIONS FOR               SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND                    Pricing of Shares...................
CLOSING AN ACCOUNT IN ANY OF                Purchase of Shares..................
THE PORTFOLIOS.                             Redemption of Shares................
                                            Exchange of Shares..................
                                            Distributions.......................
                                            Taxes...............................

DETAILS ON DISTRIBUTION                     DISTRIBUTION ARRANGEMENTS
PLANS AND THE PORTFOLIOS'                   Rule 12b-1 Fees.....................
MASTER/FEEDER FUND                          Master/Feeder Structure.............
ARRANGEMENT.                                Share Class.........................


                                            FOR MORE INFORMATION......back cover


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                    THE WILMINGTON LARGE CAP GROWTH PORTFOLIO
                     THE WILMINGTON LARGE CAP CORE PORTFOLIO
                     THE WILMINGTON SMALL CAP CORE PORTFOLIO
                    THE WILMINGTON LARGE CAP VALUE PORTFOLIO
                     THE WILMINGTON MID CAP VALUE PORTFOLIO
                    THE WILMINGTON SMALL CAP VALUE PORTFOLIO
              THE WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO


PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.
         -----------------------------------------------------------------------

SUMMARY
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS "CAP"?
         Cap or the market capitalization of a company means the value of the company's common stock in the stock market.
         -----------------------------------------------------------------------

Investment Objective [BULLET]   The LARGE CAP GROWTH PORTFOLIO and
                                the SMALL CAP CORE PORTFOLIO each seek superior
                                long-term growth of capital.
                     [BULLET]   The LARGE CAP CORE PORTFOLIO, the LARGE CAP
                                VALUE PORTFOLIO, the MID CAP VALUE PORTFOLIO and
                                the SMALL CAP VALUE PORTFOLIO each seek to
                                achieve long-term capital appreciation.
                     [BULLET]   The INTERNATIONAL MULTI-MANAGER PORTFOLIO seeks
                                superior long-term capital appreciation.
-------------------------- -----------------------------------------------------
Investment Focus     [BULLET]   Equity (or related) securities
-------------------------- -----------------------------------------------------
Share Price
Volatility           [BULLET]   Moderate to high
-------------------------- -----------------------------------------------------
Principal Investment [BULLET]   Each Portfolio operates as a "feeder fund" which
Strategy                        means that the Portfolio does not buy individual
                                securities directly.  Instead, it invests in a
                                corresponding mutual fund or "master fund,"
                                which in turn purchases investment securities.
                                The Portfolios invest all of their assets in
                                master funds which are separate series of WT
                                Investment Trust I. Each Portfolio and its
                                corresponding Series have the same investment
                                objective, policies and limitations.
                     [BULLET]   The LARGE CAP GROWTH PORTFOLIO invests in the WT
                                Large Cap Growth Series, which invests at least
                                65% of its total assets in a diversified
                                portfolio of U.S. equity (or related) securities
                                of corporations with a market cap of $2 billion
                                or more, which have above average earnings
                                potential compared to the securities market as a
                                whole.
                     [BULLET]   The LARGE CAP CORE PORTFOLIO invests in the
                                Large Cap Core Series, which invests at least
                                65% of its total assets, under normal
                                conditions, primarily in a diversified portfolio
                                of U.S. equity (or related) securities or medium
                                and large cap corporations with strong growth
                                and value characteristics.
                     [BULLET]   The SMALL CAP CORE PORTFOLIO invests in the
                                Small Cap Core Series, which invests at least
                                65% of its total assets in a diversified
                                portfolio of U.S. equity (or related) securities
                                with a market cap of $2 billion or less at the
                                time of purchase. The Series' investment
                                adviser  employs  a  combined  growth  and value
                                investment approach and invests in the stocks of
                                companies with the most  attractive  combination
                                of long-term earnings, growth and valuation.
                     [BULLET]   The INTERNATIONAL MULTI-MANAGER PORTFOLIO
                                invests in the International Multi-Manager
                                Series, which invests at least 85% of its total
                                assets in a diversified portfolio of equity (or
                                related) securities of foreign issuers.
                     [BULLET]   The LARGE CAP VALUE PORTFOLIO invests in the
                                Large Cap Value Series, which invests at least
                                65% of its total assets in a diversified
                                portfolio of U.S. equity (or related) securities
                                with a market cap of $10 billion or higher at
                                the time of purchase. The Series invests in
                                securities believed to be undervalued as
                                compared to the company's potential
                                profitability.
                     [BULLET]   The MID CAP VALUE PORTFOLIO invests in the Mid
                                Cap Value Series, which invests at least 65% of
                                its total assets in a diversified portfolio of
                                U.S. equity (or related) securities with a
                                market cap between $1 and $10 billion at the
                                time of purchase. The Series invests in
                                securities believed to be undervalued as
                                compared to the company's potential
                                profitability.
                     [BULLET]   The SMALL CAP VALUE PORTFOLIO invests in the
                                Small Cap Value Series, which invests at least
                                65% of its total assets in a diversified
                                portfolio of U.S. equity (or related) securities
                                with a market cap of $1 billion or less at the
                                time of purchase. The Series invests in
                                securities believed to be undervalued as
                                compared to the company's potential
                                profitability.
-------------------------- -----------------------------------------------------
Principal Risks      [BULLET]   An investment in a Portfolio is not a
                                deposit of Wilmington Trust Company or any of
                                its affiliates and is not insured or guaranteed
                                by the Federal Deposit Insurance Corporation or
                                any other government agency.
                     [BULLET]   It is possible to lose money by investing in a
                                Portfolio.
                     [BULLET]   A Portfolio's share price will fluctuate in
                                response to changes in the market value of the
                                Portfolio's investments. Market value changes
                                result from business developments affecting an
                                issuer as well as general market and economic
                                conditions.
                     [BULLET]   Small cap companies may be more vulnerable than
                                larger companies to adverse business or economic
                                developments, and their securities may be less
                                liquid and more volatile than securities of
                                larger companies.
                     [BULLET]   The International Multi-Manager Portfolio is
                                subject to foreign security risk and the risk of
                                losses caused by changes in foreign currency
                                exchange rates.
                     [BULLET]   The International Multi-Manager Series is not
                                authorized to depart from their primary
                                investment policies and temporarily pursue a
                                defensive investment policy, even during periods
                                of declining markets. Consequently, they are
                                subject to a greater risk of capital loss if
                                adverse market conditions arise and persist in
                                the future than funds which are permitted to
                                adopt a defensive position.
                     [BULLET]   Growth-oriented investments may be more volatile
                                than the rest of the U.S. stock market as a
                                whole.
                     [BULLET]   A value-oriented investment approach is subject
                                to the risk that a security believed to be
                                undervalued does not appreciate in value as
                                anticipated.
                     [BULLET]   The performance of a Portfolio will depend on
                                whether or not the adviser or sub-adviser is
                                successful in pursuing an investment strategy.
                     [BULLET]   The Portfolios are also subject to other risks
                                which are described under "Additional Risk
                                Information."
--------------------------------------------------------------------------------
Investor Profile     [BULLET]   Investors who want the value of their
                                investment to grow and who are willing to accept
                                more volatility for the possibility of higher
                                returns.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

                      WILMINGTON LARGE CAP GROWTH PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                        BEST QUARTER        WORST QUARTER
                           25.34%             -17.12%
                    (December 31, 1998) (September 30, 1990)

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

Institutional Shares
AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR     5 YEARS     10 YEARS
Large Cap Growth Portfolio             23.58%     20.19%      17.67%
S&P 500 Index*
-------------------------
* The S&P 500 Index is the Standard and Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS TOTAL RETURN?
         Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.
         -----------------------------------------------------------------------

                       WILMINGTON LARGE CAP CORE PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR 12b-1 DISTRIBUTION FEES, IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER      WORST QUARTER
                               --%                --%
                           (___, 199_)        (___, 199_)

Institutional Shares                               Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/98    1 YEAR     (JANUARY 1995)
-------------------------------------    ------     --------------
Large Cap Core Portfolio
S&P 500 Index*
-------------------------
* The S&P 500 Index is the Standard and Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock pieces.

                       WILMINGTON SMALL CAP CORE PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio and its predecessor the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund's performance has been included for the periods prior to July 1, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Small Cap Equity Portfolio (i.e. adjusted to reflect anticipated expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Service Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES, IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER     WORST QUARTER
                              20.59%            17.92%
                      (September 30, 1997) (June 30, 1998)

Institutional Shares                                 SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98    1 YEAR      (APRIL 1, 1997)
Small Cap Core Portfolio                 -2.32%      17.40%
Russell 2000 Index*                      -2.54%      13.99%
-------------------------

* The Russell 2000 Index is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The Index is unmanaged and reflects the reinvestment of dividends.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio and its predecessor the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to July 1, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Equity Portfolio (i.e. adjusted to reflect anticipated expenses, absent investment advisory fees waivers). The International Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Of course, the past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER      WORST QUARTER
                              16.21%            -22.76%
                    (September 30, 1989) (September 30, 1990)

Institutional Shares
AVERAGE ANNUAL RETURNS AS OF 12/31/98           1 YEAR     5 YEARS     10 YEARS
-------------------------------------           ------     -------     --------
International Multi-Manager Portfolio           13.48%       6.17%        9.06%
Morgan Stanley Capital International Europe,
Australasia and Far East Index                  20.00%       9.19%        5.54%
-------------------------

                      WILMINGTON LARGE CAP VALUE PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER      WORST QUARTER
                              13.48%            10.62%
                   (June 30, 1997)           (September 30, 1998)

Institutional Shares                                        SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR    5 YEARS    (DECEMBER 1, 1991)
-------------------------------------  ------    -------    ------------------
Large Cap Value Portfolio              -2.75%    14.30%     15.29%
S&P 500 Index                          28.58%    24.06%     21.08%
-------------------------

                       WILMINGTON MID CAP VALUE PORTFOLIO
The Portfolio has not been in operation for a full calendar year.

Institutional Shares                                           SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98    1 YEAR               (JANUARY 6, 1998)
-------------------------------------    ------               -----------------
Mid Cap Value Portfolio                  _____%               _____%
Russell Mid Cap Index*                   10.10%               _____%
-------------------------
* The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index.

                      WILMINGTON SMALL CAP VALUE PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER       WORST QUARTER
                               --%                 --%
                           (___, 199_)         (___, 199_)

Institutional Shares                                            SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98     1 YEAR               (OCTOBER 1, 1995)
-------------------------------------     ------               -----------------
Small Cap Value Portfolio                 -12.21%              -2.24%
Russell 2000 Index*                       15.40%               11.45%
-------------------------
* The Russell 2000 Index is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The Index is unmanaged and reflects the reinvestment of dividends.

FEES AND EXPENSES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. Each Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

INSTITUTIONAL SHARES
ANNUAL FUND OPERATING                                                                                INTERNATIONAL
EXPENSES (EXPENSES THAT ARE              LARGE CAP GROWTH     LARGE CAP CORE     SMALL CAP CORE     MULTI-MANAGER
DEDUCTED FROM PORTFOLIO ASSETS) 1            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                             ---------           ---------          ---------          ---------
Management fees                                0.55%               0.70%              0.60%              0.65%
Distribution (12b-1) fees                      0.00%               0.00%              0.00%              0.00%
Other expenses                                   %                   %                  %                  %
TOTAL ANNUAL OPERATING EXPENSES 2                %                   %                  %                  %
Waivers/reimbursements                           %                   %                  %                  %
Net expenses                                   0.75%               0.80%              0.80%              1.00%


INSTITUTIONAL SHARES CONTINUED....
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE               LARGE CAP VALUE      MID CAP VALUE     SMALL CAP VALUE
DEDUCTED FROM PORTFOLIO ASSETS) 1            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                             ---------           ---------          ---------
Management fees                                0.55%               0.75%              0.75%
Distribution (12b-1) fees                      0.00%               0.00%              0.00%
Other expenses                                   %                   %                  %
TOTAL ANNUAL OPERATING EXPENSES 2                %                   %                  %
Waivers/reimbursements                           %                   %                  %
Net expenses                                   0.75%               1.50%              1.38%

-------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 For Institutional Shares, WTC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses for Institutional shares exceed 0.75% for the Large Cap Growth Portfolio; .80% for the Large Core Portfolio; 0.75% for the Large Cap Value Portfolio; 0.80% for the Small Cap Core Portfolio; and 1.00% for the International Multi-Manager Portfolio. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Portfolios' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.


INVESTOR SHARES
ANNUAL FUND OPERATING                                                                                INTERNATIONAL
EXPENSES (EXPENSES THAT ARE              LARGE CAP GROWTH     LARGE CAP CORE     SMALL CAP CORE     MULTI-MANAGER
DEDUCTED FROM PORTFOLIO ASSETS) 1            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                             ---------           ---------          ---------          ---------
Management fees                                0.55%               0.70%              0.60%              0.65%
Distribution (12b-1) fees                      0.25%               0.25%              0.25%              0.25%
Other expenses                                   %                   %                  %                  %
TOTAL ANNUAL OPERATING EXPENSES 2                %                   %                  %                  %
Waivers/reimbursements                           %                   %                  %                  %
Net expenses                                   1.00%               1.05%              1.05%              1.25%


INVESTOR SHARES CONTINUED....
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE               LARGE CAP VALUE      MID CAP VALUE     SMALL CAP VALUE
DEDUCTED FROM PORTFOLIO ASSETS) 1            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                             ---------           ---------          ---------
Management fees                                0.55%               0.75%              0.75%
Distribution (12b-1) fees                      0.25%               0.25%              0.25%
Other expenses                                   %                   %                  %
TOTAL ANNUAL OPERATING EXPENSES 2                %                   %                  %
Waivers/reimbursements                           %                   %                  %
Net expenses                                   1.00%               1.75%              1.63%

-------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 For Investor Shares, WTC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses for Investor shares exceed 1.00% for the Large Cap Growth Portfolio, 1.05% for the Large Cap Core Portfolio, 1.05% for the Small Cap Core Portfolio, 1.25% for the International Multi-Manager Portfolio and 1.00% for the Large Cap Value Portfolio of Trustees. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Portfolios' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.

EXAMPLE
This example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
[BULLET] you reinvested all dividends and other distributions;
[BULLET] the average annual return was 5%;
[BULLET] the Portfolio's maximum (without regard to waivers or expenses) total operating expenses are charged and remain the same over the time periods; and
[BULLET] you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:



INSTITUTIONAL SHARES                               1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------                               ------           -------           -------          --------
Large Cap Growth Portfolio                          $90               $281             $488             $1084
Large Cap Core Portfolio                             $                 $                 $                $
Small Cap Core Portfolio                            $97               $303             $525             $1166
International Multi-Manager Portfolio               $112              $350             $606             $1340
Large Cap Value Portfolio                           $90               $281             $488             $1084
Mid Cap Value Portfolio                              $                 $                 $                $
Small Cap Value Portfolio                            $                 $                 $                $

INVESTOR SHARES                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------                                    ------           -------           -------          --------
Large Cap Growth Portfolio                           $                 $                 $                $
Large Cap Core Portfolio                             $                 $                 $                $
Small Cap Core Portfolio                             $                 $                 $                $
International Multi-Manager Portfolio                $                 $                 $                $
Large Cap Value Portfolio                            $                 $                 $                $
Mid Cap Value Portfolio                              $                 $                 $                $
Small Cap Value Portfolio                            $                 $                 $                $

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVES
The LARGE CAP GROWTH PORTFOLIO and the SMALL CAP CORE PORTFOLIO each seek superior long-term growth of capital. The LARGE CAP CORE PORTFOLIO, , the LARGE CAP VALUE PORTFOLIO, the MID CAP VALUE PORTFOLIO and the SMALL CAP VALUE PORTFOLIO each seek to achieve long-term capital appreciation. The INTERNATIONAL MULTI-MANAGER PORTFOLIO seeks superior long-term capital appreciation. The investment objectives for each Portfolio except Large Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

For purposes of these investment objectives, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the S&P 500 Index (for the Large Cap Growth , Large Cap Core and Large Cap Value Portfolios); the Russell 2000 Index, (for the Small Cap Core, and the Small Cap Value Portfolios); and the Russell Mid Cap Index (for the Mid Cap Value Portfolio), the Morgan Stanley Capital International Europe, Australasia and Far East Index (for the International Multi-Manager Portfolio). For more information on the specific Indexes, see the Section entitled "Primary Investment Strategies."

PRIMARY INVESTMENT STRATEGIES

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
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The LARGE CAP GROWTH PORTFOLIO invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics and have a market capitalization of $2 billion or higher at the time of purchase;
[BULLET] options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] options on indexes of the common stock of U.S. corporations described above; and
[BULLET] contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stock of U.S. corporations described above, and options upon such futures contracts.

The adviser looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

The adviser also seeks to provide a greater margin of safety and stability in the Series. Superior earnings growth is expected to translate ultimately into superior compounding of returns. Additionally, several valuation tools are used to avoid over-paying for growth or chasing "hot" stocks. Over time, the adviser believes these favorable characteristics will produce superior returns with less risk than many growth styles.

The adviser's research team analyzes a broad universe of over 2,000 companies. Industry specialists search for high-quality companies growing at roughly double the market's average. Approximately 150 stocks pass these initial screens and are subject to thorough research. Dominant market share, strong financials, the power to price, significant free cash flow and shareholder-oriented management are critical variables.

Final purchase candidates are selected by the adviser's investment committee based on attractive risk/reward characteristics and diversification guidelines. Certain industries may be over or under-weighted by the adviser based upon favorable growth rates or valuation parameters.

The adviser attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. The adviser generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

The Series combines three distinct components, each of which is intended to enhance returns and add balance.

LARGE CAP GROWTH STOCKS (over $5 billion in total market cap) - Up to 100%, but not less than 65%, of the Series' total assets:
[BULLET] Mature, predictable businesses
[BULLET] Capital appreciation and income
[BULLET] Highest liquidity

MEDIUM CAP GROWTH STOCKS (between $1 and $5 billion in total market cap) - Up to 20% of the Series' total assets:
[BULLET] Superior long-term potential
[BULLET] Strong niche or franchise
[BULLET] Seasoned management

SPECIAL SITUATIONS GROWTH OPPORTUNITIES - Up to 20% of the Series' total assets:
[BULLET] Stable return, independent of the market
[BULLET] Unusually favorable risk/reward characteristics
[BULLET] Typically involve corporate restructuring

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Series will be unable to achieve its investment objective.

The LARGE CAP CORE PORTFOLIO invests its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] securities of U.S. corporations that are judged by the adviser to have strong growth and valuation characteristics;
[BULLET] options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation; and
[BULLET] cash reserves and money market instruments (including securities issued or guaranteed by the

         U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper).

The Large Cap Core Series is a diversified portfolio of U.S. equity (or related) securities, including common stocks, preferred stocks and securities convertible into common stock of companies with market capitalizations of at least $2 billion. Dividend income is an incidental consideration compared to growth in capital in the selection of securities. The adviser seeks securities that possess strong growth and value characteristics based on the evaluation of the issuer's background, industry position, historical returns and the experience and qualifications of the management team. The adviser may rotate the Series' holdings among various market sectors based on economic analysis of the overall business cycle.

As a temporary defensive investment policy, the Large Cap Core Series may invest up to 100% of its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

         PLAIN TALK
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         WHAT ARE SMALL CAP FUNDS?
         Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.
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The SMALL CAP CORE PORTFOLIO invests its assets in the Small Cap Core Series, which, under normal market conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization of less than $2 billion at the time of purchase;
[BULLET] options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] options on indexes of the common stock of U.S. corporations described above; and
[BULLET] contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stock of U.S. corporations described above, and options upon such futures contracts.

The Small Cap Core Series is a diversified portfolio of small cap U.S. equity (or related) securities with a market capitalization of $2 billion or less at the time of purchase. To achieve the Series' objective of long-term growth of capital, the Series' adviser employs a combined growth and value investment approach. The adviser uses proprietary quantitative research techniques to find companies with long-term growth potential or that seem undervalued. After analyzing those companies, the adviser invests the Series' assets in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation. Securities will be sold to make room for new companies with superior growth, valuation and projected return characteristics or to preserve capital where the original assessment of the company's growth prospects and earnings power has not proven optimistic.

In the Series' efforts to achieve its investment objective, it seeks to outperform the Russell 2000 Index (assuming a similar investment in the securities comprising this index would reinvest dividends and capital gains distributions). The Russell 2000 Index is a passive index of the smallest 2000 stocks in the Russell 3000 Index of the 3000 largest stocks in the U.S. as measured by market capitalization.

         PLAIN TALK
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         WHAT ARE INTERNATIONAL FUNDS?
         International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.
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The INTERNATIONAL MULTI-MANAGER PORTFOLIO invests its assets in the International Multi-Manager Series, which, at all times, invests at least 85% of its total assets in the following equity (or related) securities:

[BULLET] common stocks of foreign issuers;
[BULLET] preferred stocks and/or debt securities that are convertible securities of such foreign issuers; and
[BULLET] open or closed-end investment companies (mutual funds) that invest primarily in the equity securities of issuers in countries where it is impossible or impractical to invest directly.

The International Multi-Manager Series is a diversified portfolio of equity securities (including convertible securities) of issuers located outside of the United States. The Series may use forward currency contracts, options, futures contracts and options on futures contracts to attempt to hedge actual or anticipated investment security positions. Three sub-advisers, Clemente Capital, Inc., Invista Capital Management Inc., and Scudder Kemper Investments, Inc., manage the assets of the Series. The adviser allocates the Series' assets among each sub-adviser in roughly equal portions and then allows each sub-adviser to use its own investment approach and strategy to achieve the Series' objective.

Clemente's investment approach begins with a global outlook, identifying the major forces (i.e., political events, social developments, trade and capital flows) affecting the global environment and then identifying the themes (i.e., corporate restructuring, infrastructure spending, consumer's coming of age) that are responding to the major forces. The third step is to decide which countries or sectors will benefit from these themes and then seek companies with favorable growth characteristics in those countries or sectors. The next steps are to research and identify specific holdings and ongoing monitoring and evaluation of the Series. Series holdings are sold when shares reach the target price, the fundamentals of a company have deteriorated or when new companies with superior growth and valuation characteristics have been identified.

Invista's investment approach focuses on identifying opportunities through a fundamentally sound, economic value driven process applied evenly across all international markets. Candidates for purchase are companies whose current price is substantially below investment value as determined by Invista's estimate of future free cash flows. Once this evaluation process is applied, purchases are made among those companies that provide optimal combinations of valuation, growth and risk. Series holdings are sold when the relative attractiveness of a security is not as great as additions proposed by a member of the investment team.

Scudder Kemper's investment approach involves a top-down/bottom-up approach with a focus on fundamental research. Investment ideas are generated by regional analysts, global industry analysts and portfolio managers through the integration of three analytical disciplines; global themes (identification of sectors and industries likely to gain or lose during specific phases of a theme's cycle); country analysis (quantitative assessment of each country's fundamental and political characteristics combined with an objective, quantitative analysis of market and economic data); and company analysis (identification of company opportunities by searching for unique attributes such as franchise or monopoly, above average growth potential, innovation or scarcity). Series holdings are sold when the analysts indicate that the underlying fundamentals are no longer strong.

The Series utilizes this multiple sub-adviser arrangement to reduce volatility through multiple investment approaches, a strategy used by many institutional investors. For example, a particular investment approach used by a sub-adviser may be successful in a bear (falling) market, while another investment approach used by a different sub-adviser may be more successful in a bull (rising) market. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has different investment approaches, the performance of one or more of the sub-advisers is expected to offset the impact of any other sub-adviser's poor performance, regardless of the market cycle. Unfortunately, this also works the opposite way. The successful performance of a sub-adviser will be diminished by the less successful performances of the other sub-advisers. There can be no guarantee that the expected advantages of the multiple adviser technique will be achieved.

In the Series' efforts to achieve its investment objective, it seeks to outperform the Morgan Stanley Capital International Europe, Australasia & Far East ("EAFE") Index (assuming a similar investment in the securities comprising this index would reinvest dividends and capital gains distributions). The EAFE Index is an unmanaged index comprised of the stocks of approximately 1100 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

         PLAIN TALK
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         WHAT ARE VALUE FUNDS?
         Value funds invest in the common stock of companies that are considered by the adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.
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THE VALUE PORTFOLIOS: Through their investment in corresponding Series, the Large Cap Value, Mid Cap Value and Small Cap Value Portfolios seek to invest in stocks that are less expensive than comparable companies, as determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce risk while offering potential for capital appreciation as a stock gains favor among other investors and its price rises.

         The Series are managed using investment ideas that the adviser has used for over twenty-five years. The Series' adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors.

         The adviser starts by identifying early change in a company's operations, finances or management. The adviser is attracted to companies which will look different tomorrow - operationally, financially, managerially when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in the company's stock price. Examples of change include mergers, acquisitions, divestitures, restructuring, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the adviser evaluates the company on several levels. It analyzes:

[BULLET] Financial models based principally upon projected cash flows
[BULLET] The price of the company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company
[BULLET] The extent of management's ownership interest in the company
[BULLET] The company's market by corroborating its observations and assumptions by meeting with management, customers and suppliers

         The adviser also evaluates the degree of recognition of the business by the investors by monitoring the number of sell side analysts who closely follow the company and the nature of the shareholder base. Before deciding to purchase a stock, the adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

         The identification of change comes from a variety of sources including the private capital network which the adviser has established among its clients, historical investments and intermediaries. The adviser also makes extensive use of clipping services and regional brokers and bankers to identify elements of change. The investment professionals regularly meet companies around the country and sponsor more than 200 company/management meetings in its New York office.

         By reviewing historical relationships and understanding the characteristics of a business, the adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24-month holding period.

         An important function of the adviser is to set a price target, that is, the price at which the stock will be sold when there has been no fundamental change in the investment case. The adviser constantly monitors the companies held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the adviser's investment professionals. A final decision on selling the stock is made after all such factors are analyzed.

The LARGE CAP VALUE PORTFOLIO invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization of $10 billion or higher at the time of purchase;
[BULLET] options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] options on indexes of the common stock of U.S. corporations described above;
[BULLET] contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stock of U.S. corporations described above, and options upon such futures contracts; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NSRO"), in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Large Cap Value Series is a diversified portfolio of large cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

The MID CAP VALUE PORTFOLIO invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common and preferred stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization between $1 and $10 billion at the time of purchase;

[BULLET] securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] warrants; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a "NRSRO", in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Mid Cap Value Series is a diversified portfolio of medium cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

The SMALL CAP VALUE PORTFOLIO invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common and preferred stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization of $1 billion or less at the time of purchase;
[BULLET] securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET] warrants; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Small Cap Value Series is a diversified portfolio of large cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

ALL SERIES. The frequency of portfolio transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Series turnover rate is normally expected to be less than 100% for each of the Series.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in a Portfolio, unless otherwise indicated. Further information about investment risks is available in our Statement of Additional Information:

[BULLET] CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the International Multi-Manager Portfolio. (International Multi-Manager Portfolio)
[BULLET] DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may at any time be committed or exposed to derivative strategies.
[BULLET] FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets. (International Multi-Manager Portfolio and the Large Cap Core Portfolio)
[BULLET] GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole. (Large Cap Growth, Large Cap Core and Small Cap Core Portfolios)
[BULLET] MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
[BULLET] MASTER/FEEDER RISK: The Portfolios' master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications.
[BULLET] OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
[BULLET] SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Small Cap Core Portfolio)
[BULLET] VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them
[BULLET] VALUE INVESTING RISK: The risk that a portfolio's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated. (Large Cap Value, Mid Cap Value, Small Cap Value and Small Cap Core Portfolios)
[BULLET] YEAR 2000 COMPLIANCE RISK: Like other organizations around the world, the Portfolios could be adversely affected if the computer systems used by their various service providers (or the market in general) do not properly operate after January 1, 2000. The Portfolios are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Portfolios.

         Additionally, if a company in which a Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. Each Series' adviser or sub-adviser will relay on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The adviser is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years or since the Portfolio's inception, is shorter. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). This information has been audited by ______, whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available without charge upon request.

         [INSERT FINANCIAL HIGHLIGHTS TABLES]

MANAGEMENT OF THE FUND
The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER
         PLAIN TALK
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         WHAT IS AN INVESTMENT ADVISER?
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
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Wilmington Trust Company, the investment adviser for the Large Cap Core Series, the Small Cap Core Series and the International Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. WTC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. For the International Multi-Manager Series, WTC allocates the Series' assets equally among the sub-advisers and then oversees their investment activities. In addition to serving as investment adviser for the Series, WTC is engaged in a variety of investment advisory activities, including the management of other mutual funds and collective investment pools.

Under an advisory agreement, the Large Cap Core Series pays a monthly fee to WTC at the annual rate of 0.70% of the Series' first $1 billion of average daily net assets; 0.65% of the Series' next $1 billion of average daily net assets; and 0.60% of the Series' average daily net assets over $2 billion. The Small Cap Core Series pays WTC a monthly advisory fee at the annual rate of 0.60% of the Series' first $1 billion of average daily net assets; 0.55% of the Series' next $1 billion of average daily net assets; and 0.50% of the Series' average daily net assets over $2 billion. The International Multi-Manager Series pays WTC a monthly advisory fee at the annual rate of 0.65% of the Series' average daily net assets. Prior to October ___, 1998, WTC served as investment adviser to the Large Cap Growth Series and the Large Cap Value Series. For the twelve months ended June 30, 1999, WTC received the following fees (after fee waivers), as a percentage of each Series, average daily net assets:

WT Large Cap Growth Series                  %
Large Cap Value Series                      %
Small Cap Core Series                       %
International Multi-Manager Series          %

For the period from October 20, 1998 to June 30, 1999, WTC received advisory fees of ___% from the Large Cap Core Series. The Series' previous adviser, Kiewit Investment Management Corp., received advisory fees of ___% for the period from July 1 to October 19, 1998.

Cramer Rosenthal McGlynn, LLC, 707 Westchester Avenue, White Plains, New York 10604, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. Subject to the supervision of the Board of Trustees, CRM makes investment decisions for these Series. CRM and its predecessors have managed investments in small and medium capitalization companies for more than twenty-five years. As of ___, 1999, CRM has over $___ billion of assets under management.

Under the advisory agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of its first 1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. The Mid Cap Value Series and the Small Cap Value Series each pay CRM a monthly advisory fee of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.55% of the Series' average daily net assets over $2 billion. For the twelve months ended June 30, 1999, CRM received advisory fees of ___% for the Large Cap Value Series, ___% for Mid Cap Value Series and ___% for Small Cap Value Series, as a percentage of the Series' average daily net assets.

Roxbury Capital Management, Inc., 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series, the master fund in which the Portfolio invests. Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to servicing as adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts.



Under the advisory agreement, the WT Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets.

PORTFOLIO MANAGERS
E. MATTHEW BROWN, Vice President, leads a "growth" team and is responsible for the day-to-day management of the Large Cap Core Series. Mr. Brown joined WTC in October of 1996. Prior to joining WTC, he served as Chief Investment Officer of PNC Bank, Delaware, from 1993 through 1996.

Mr. Brown also is responsible for co-management of the Small Cap Core Series.

THOMAS P. NEALE, CFA, Vice President, Equity Research Division, is a member of the "growth" team and is responsible for the co-management of the Small Cap Core Series. Mr. Neale joined Wilmington Trust in 1986 as an Institutional Multi-Manager Portfolio Manager. Currently he specializes in managing taxable accounts for Delaware holding companies and has equity research responsibilities following the insurance and brokerage industries.

ROBERT J. CHRISTIAN, Chief Investment Officer of WTC, or his delegate, is primarily responsible for monitoring the day-to-day investment activities of the sub-advisers to the International Multi-Manager Series. Mr. Christian has been a Director of Wilmington Management Corporation since February 1996, and was Chairman and Director of PNC Equity Advisors Company, and

President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and Director of Provident Capital Management from 1993 to 1996.

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by the CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of these Series. In addition, Michael A. Prober is part of the team responsible for the management of Mid Cap Value Series; Scott L. Scher and Christopher Fox are part of the team responsible for the management of Small Cap Value Series; and Kevin M. Chin and Adam L. Starr are part of the team responsible for the management of the Large Cap Value Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN President and Chief Executive Officer since 1983 and Co-Chief Investment Officer of CRM. He has been with CRM for twenty-five years and is responsible for investment policy, portfolio management and investment research. Prior to his association with CRM, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and a M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA Executive Vice President since 1989 and Director of Research and Co-Chief Investment Officer of CRM. He has been with CRM for twelve years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

MICHAEL A. PROBER Vice President of CRM since 1993 where he is responsible for investment research. Prior to joining CRM in 1993, he worked in corporate finance and commercial banking at Chase Manhattan Bank and as a Research Analyst for Alpha Capital Venture Partners. Mr. Prober received a B.B.A. from the University of Michigan and an M.M. from the Northwestern University J.L. Kellogg Graduate School of Management.

SCOTT L. SCHER, CFA Vice President of CRM since 1995 where he is responsible for investment research. Prior to joining CRM in 1995, he worked as an analyst/portfolio manager at The Prudential from 1988. Mr. Scher received a B.A. from Harvard College, a M.B.A. from Columbia Business School and is a Chartered Financial Analyst.

KEVIN M. CHIN is a Vice President at Cramer Rosenthal McGlynn, LLC. Kevin joined CRM in 1989. He is responsible for investment research. Formerly, Kevin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitraguer with The First Boston Corporation. He received a BS from Columbia University School of Engineering and Applied Science.

CHRISTOPHER S. FOX, CFA joined CRM in 1999 as a Vice President and has over fifteen years experience in the Investment business. In 1995 Chris co-founded Schaenen Fox Capital Management, LLC, a hedged fund with small cap value investments. He previously was at

Schaenen Wood & Associates, Inc. as Vice President and Senior Manager/Analyst; Chemical Bank's Private Banking Division as a portfolio manager and analyst; and Drexel Burnham Lambert, Inc. as a financial analyst. Chris earned a BA in Economics from the State University of New York at Albany and an MBA in Finance from New York University's Stern School of Business.

ADAM L. STARR joined CRM in 1999 as a Vice President and is responsible for investment research. Prior to CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners and First Manhattan Company. Adam earned an MBA from Columbia University.

The day-to-day management of the Large Cap Growth Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SUB-ADVISERS
The International Multi-Manager Series has three sub-advisers, Clemente Capital Inc., Invista Capital Management, Inc. and Scudder Kemper Investments, Inc. Clemente, located at Carnegie Hall Tower, 152 West 57th Street, 25th Floor, New York, New York 10019, registered as an investment adviser in 1979. Clemente manages in excess of $500 million in assets. Leopoldo M. Clemente, President and Chief Investment Officer serves as portfolio manager for the portion of the International Multi-Manager Series' assets under Clemente's management. Mr. Clemente has been responsible for portfolio management and security selection for the past eight years.

Invista, located at 1800 Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309, is a registered investment adviser organized in 1984. Invista is an indirect, wholly owned subsidiary of Principal Mutual Life Insurance Company. Invista manages in excess of $26 billion in assets, of which approximately $3.8 billion are in foreign equities in separately managed accounts and mutual funds for public funds, corporations, endowments and foundations, insurance companies and individuals. Scott D. Opsal, CFA, Executive Vice President and lead portfolio manager of international equities for Invista, is the portfolio manager for the portion of the International Multi-Manager Series under Invista's management. Mr. Opsal joined Invista at its inception in 1985 and assumed his current responsibilities in 1993. Before 1993, his responsibilities included security analysis and portfolio management activities for various U.S. equity portfolios, managing the firm's convertible securities and overseeing Invista's index fund and derivatives positions. Kurtis D. Spieler, CFA, Vice President and manager of the firm's dedicated emerging market portfolios, is Mr. Opsal's backup. Mr. Spieler has been Invista's emerging markets portfolio manager since joining Invista in 1995.

Scudder Kemper, located at 345 Park Avenue, New York, New York 10154, was founded as America's first independent investment counselor and has served as investment adviser, administrator and distributor of mutual funds since 1928. Scudder Kemper manages in excess of $200 billion in assets, with approximately $30 billion of those assets in foreign investments in separately managed accounts for pension funds, foundations, educational institutions and government entities and in open-end and closed-end investment companies. Irene T. Cheng serves as the lead portfolio manager for the portion of the International Multi-Manager Series' assets under Scudder Kemper's management. Ms. Cheng has been in the asset management business for over nine years and joined Scudder Kemper as a portfolio manager in 1993.

SERVICE PROVIDERS
The chart below provides information on the Portfolios' primary service providers.

  Asset                                           Shareholder
  Management                                      Services
---------------------------                      -------------------------------
   INVESTMENT ADVISER                                   TRANSFER AGENT
WILMINGTON TRUST COMPANY                                   PFPC INC.
   RODNEY SQUARE NORTH                                400 BELLEVUE PARKWAY
  1100 N. MARKET STREET                               WILMINGTON, DE 19809
WILMINGTON, DE 19890-0001

                                                  Handles Shareholder services,
                                                  including recordkeeping and
  Manages each Portfolio's                          statements, payment of
  business and investment                         distribution and processing of
          activities.                                  buy and sell requests.
---------------------------                      -------------------------------


Fund                        --------------------    Asset
Operations                                          Safe Keeping
--------------------------   THE WT MUTUAL FUND    -----------------------------
    ADMINISTRATOR AND                                       CUSTODIAN
     ACCOUNTING AGENT       --------------------
       PFPC INC.                                        PFPC TRUST COMPANY
  400 BELLEVUE PARKWAY                                   200 STEVENS DRIVE
  WILMINGTON, DE 19809                                   LESTER, PA 19113

  Provides facilities,                                  Hold each Portfolio's
 equipment and personnel                                 assets, settle all
to carry out administrative                         portfolio trades and collect
 services related to each                            most of the valuation data
 Portfolio and calculates                             required for calculating
 each Portfolio's NAV per                               each Portfolio's NAV
 share and distributions.                                    per share.
--------------------------                         -----------------------------

                           Distribution
                     -----------------------------------
                                DISTRIBUTOR
                        PROVIDENT DISTRIBUTORS INC.
                        FOUR FALLS CORPORATE CENTER
                        WEST CONSHOHOCKEN, PA 19428

                     Distributes each Portfolio's shares.
                     -----------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
The Portfolios value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

     New Year's Day                Memorial Day       Veterans Day
     Martin Luther King, Jr. Day   Independence Day   Thanksgiving Day
     President's Day               Labor Day          Christmas Day
     Good Friday                   Columbus Day

PURCHASE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO PURCHASE SHARES:
         [BULLET]  Directly by mail or by wire
         [BULLET] As a client of WTC through a trust account or a corporate cash management account
         [BULLET]  As a client of a Service Organization
         -----------------------------------------------------------------------

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor or Institutional class shares of each Portfolio is $1,000, but additional investments may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of WTC through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by WTC or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at WTC or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to WT Mutual Fund, indicating the name of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

                  BY REGULAR MAIL:           BY OVERNIGHT MAIL:
                  WT Mutual Fund             WT Mutual Fund
                  c/o PFPC Inc.              c/o PFPC Inc.
                  P.O. Box _____             400 Bellevue Parkway, Suite 108
                  Wilmington, DE  19899      Wilmington, DE  19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) ______ for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

It is the responsibility of WTC or the Service Organization to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         [BULLET]   By mail
         [BULLET]   By telephone
         -----------------------------------------------------------------------

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of WTC or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at WTC or a Service Organization, you should contact WTC or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  BY REGULAR MAIL:            BY OVERNIGHT MAIL:
                  WT Mutual Fund              WT Mutual Fund
                  c/o PFPC Inc.               c/o PFPC Inc.
                  P.O. Box _____              400 Bellevue Parkway, Suite 108
                  Wilmington, DE  19899       Wilmington, DE  19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below such amount after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

The Mid Cap Value, Small Cap Value and Large Cap Value Portfolios reserve the right to make "redemptions in kind" - payments of redemption proceeds in portfolio securities rather than cash - if the amount redeemed is large enough to affect their respective Series' operations (for example, if it represents more than 1% of the Series' assets).

For information on other ways to redeem shares, please refer to the Statement of Additional Information.

EXCHANGE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN EXCHANGE OF SHARES?
         An exchange of shares allows you to move your money from one fund to another fund within the family of funds.
         -----------------------------------------------------------------------

You may exchange all or a portion of your shares in a Portfolio for the same class of shares of certain other Portfolios of the Fund. These other Portfolios are:

Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio
Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Intermediate Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Large Cap Growth Portfolio
Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio
Wilmington Large Cap Value Portfolio
Wilmington Mid Cap Value Portfolio
Wilmington Small Cap Value Portfolio
Wilmington International Equity Portfolio

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

To obtain prospectuses of the other Portfolios, you may call (800) ______ . To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of each Portfolio dividends are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually. Net realized gains or losses from foreign currency transactions in the International Multi-Manager Portfolio are included as a component of net investment income.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Portfolio shares unless you have elected to receive the distributions in cash.

TAXES
As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in Securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable Securities. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Portfolio, whether reinvested in Portfolio shares or taken as cash, are generally taxable to you as ordinary income. The Portfolios' distributions of a net capital gain, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each of the Large Cap Growth Portfolio, the Small Cap Core Portfolio and the International Multi-Manager Portfolio, anticipates the distribution of net capital gain. Each of the Large Cap Value Portfolio, the Mid Cap Value Portfolio and the Small Cap Value Portfolio anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Investor class of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to PDI for the sale and distribution of Investor class shares, and for services provided to Investor class shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the Investor class of shares, the maximum distribution fees as a percentage of average daily net assets are as follows:

Large Cap Growth Portfolio Investor Class                              0.25%
Large Cap Core Portfolio Investor Class                                0.25%
Small Cap Core Portfolio Investor Class                                0.25%
International Multi-Manager Portfolio Investor Class                   0.25%
Large Cap Value Portfolio Investor Class                               0.25%
Mid Cap Value Portfolio Investor Class                                 0.25%
Small Cap Value Portfolio Investor Class                               0.25%

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASS
The Portfolios issue Investor and Institutional classes. The Investor class pays an additional 12b-1 fee. The Institutional class is offered to retirement plans. Other investors may purchase the Investor Class.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) ______
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                          PLEASE CALL 1-(800)-___-____.






The investment company registration number for the WT Mutual Fund is 811-08648.

                THE WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                   THE WILMINGTON INTERMEDIATE BOND PORTFOLIO
                     THE WILMINGTON MUNICIPAL BOND PORTFOLIO


================================================================================

                         PROSPECTUS DATED _______, 1999



This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


Please note that these Portfolios:
(BULLET) are not bank deposits
(BULLET) are not obligations of, or guaranteed or endorsed by Wilmington Trust
         Company or any of its affiliates
(BULLET) are not federally insured
(BULLET) are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency
(BULLET) are not guaranteed to achieve their goal(s)


Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Portfolios' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,    PORTFOLIO DESCRIPTION
RISKS, EXPENSES AND FINANCIAL       Summary.....................................
HISTORY OF EACH PORTFOLIO.          Performance Information.....................
                                    Fees and Expenses...........................
                                    Investment Objectives.......................
                                    Primary Investment Strategies...............
                                    Additional Risk Information.................
                                    Financial Highlights........................

DETAILS ABOUT THE SERVICE           MANAGEMENT OF THE PORTFOLIOS
PROVIDERS.                          Investment Adviser..........................
                                    Service Providers...........................

POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND            Pricing of Shares...........................
CLOSING AN ACCOUNT IN ANY OF        Purchase of Shares..........................
THE PORTFOLIOS.                     Redemption of Shares........................
                                    Exchange of Shares..........................
                                    Distributions...............................
                                    Taxes.......................................

DETAILS ON DISTRIBUTION             DISTRIBUTION ARRANGEMENTS
PLANS AND THE PORTFOLIOS'           Rule 12b-1 Fees.............................
MASTER/FEEDER ARRANGEMENTS.         Master/Feeder Structure.....................
                                    Share Class.................................

                                    FOR MORE INFORMATION..............BACK COVER


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON INTERMEDIATE BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO

PORTFOLIO DESCRIPTION
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio described in this prospectus is a separate mutual fund.
--------------------------------------------------------------------------------

SUMMARY
Investment Objective    (BULLET) The SHORT/INTERMEDIATE BOND PORTFOLIO
                                 and the INTERMEDIATE BOND PORTFOLIO each seeks a high total return, consistent with high current income.
                        (BULLET) The MUNICIPAL BOND PORTFOLIO seeks a high
                                 level of income exempt from federal income tax, consistent with the preservation of capital.
--------------------------------------------------------------------------------
Investment Focus        (BULLET) Fixed income securities
--------------------------------------------------------------------------------
Share Price Volatility  (BULLET) Moderate
--------------------------------------------------------------------------------
Principal Investment    (BULLET) Each Portfolio operates as a "feeder fund"
Strategy which means that the Portfolio does not buy individual securities directly.Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. The Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I.
                                 Each Portfolio and its corresponding Series
                                 have the same investment objective, policies
                                 and limitations.
                        (BULLET) The SHORT/INTERMEDIATE BOND PORTFOLIO invests
                                 in the Short/Intermediate Bond Series,which
                                 invests at least 85% of its total assets in
                                 various types of investment grade fixed income securities.
                        (BULLET) The INTERMEDIATE BOND PORTFOLIO invests in the
                                 Intermediate Bond Series, which invests at
                                 least 85% of its total assets in various types of investment grade fixed income securities.
                        (BULLET) The MUNICIPAL BOND PORTFOLIO invests in the
                                 Municipal Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.
-------------------------- -----------------------------------------------------
Principal Risks         (BULLET) An investment in a Portfolio is not a deposit
                                 of Wilmington Trust Company or any of its
                                 affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                        (BULLET) It is possible to lose money by investing in a
                                 Portfolio.
                        (BULLET) The fixed income securities in which the
                                 Portfolios invest through their corresponding Series are subject to credit risk,prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down.
                        (BULLET) The performance of a Portfolio will depend on
                                 whether or not the adviser is successful in
                                 pursuing an investment strategy.
                        (BULLET) The Portfolios are also subject to other risks,
                                 which are described under "Additional Risk
                                 Information."
-------------------------- -----------------------------------------------------
Investor Profile        (BULLET) Investors who want income from their
                                 investments without the volatility of an equity portfolio.
-------------------------- -----------------------------------------------------

PERFORMANCE INFORMATION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS TOTAL RETURN?
         Total return is a measure of the per-share change in the total value of a fund's portfolio,including any distributions paid to you. It is measured from the beginning to the end of a specific time period.
         -----------------------------------------------------------------------

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

 [INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER          WORST QUARTER
                                  5.13%              -1.81%
                        (June 30, 1995)             (March 31, 1994)

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

                                                                 SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98             1 YEAR  5 YEAR  (APRIL 1991)
-------------------------------------             ------  ------  ------------
Short/Intermediate Bond Portfolio                  7.74%   6.17%      7.23%
Merrill Lynch 1-10 Year U.S. Treasury Index*       8.63%   6.50%      7.61%
Lehman Intermediate Government/Corporate Index**   8.44%   6.60%      7.76%

-------------------------
* The Merrill Lynch 1 to 10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.
** The Lehman Intermediate Government/Corporate Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 to 10 years.


                     WILMINGTON INTERMEDIATE BOND PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio and its predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to July 1, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Intermediate Bond Portfolio (i.e. adjusted to reflect anticipated expenses, absent investment advisory fees waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940, and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER          WORST QUARTER
                                  6.54%              -3.41%
                        (June 30, 1995)              (March 31, 1994)


                                                              SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98       1 YEAR   5 YEAR   (DECEMBER 1990)
-------------------------------------       ------   ------   ---------------
Intermediate Bond Portfolio                  8.73%    6.56%        8.03%
Merrill Lynch U.S. Treasury Master Index*   10.03%    7.22%        8.60%
Lehman Government/Corporate Index**          9.47%    7.30%        8.87%

-------------------------
* The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.
** The Lehman Government/Corporate Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities no less than 1 year.

                       WILMINGTON MUNICIPAL BOND PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER          WORST QUARTER
                                  5.86%            -4.79%
                        (March 31, 1995)           (March 31, 1994)

                                                             SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98       1 YEAR   5 YEAR  (NOVEMBER 1, 1993)
-------------------------------------       ------   ------  ------------------
Municipal Bond Portfolio                     5.24%    5.00%         5.11%
Merrill Lynch Intermediate Municipal Index*  6.27%    5.76%         5.71%

-------------------------
* The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 0 to 22 years.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS YIELD?
         Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The yield is expressed as a percentage of the offering price per share on a specified date.
         -----------------------------------------------------------------------

                   You may call (800) ____ to obtain a Portfolio'scurrent yield.

FEES AND EXPENSES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. Each Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

                              INSTITUTIONAL SHARES
ANNUAL FUND OPERATING                 SHORT/INTERMEDIATE     INTERMEDIATE        MUNICIPAL
EXPENSES (EXPENSES THAT ARE DEDUCTED    BOND PORTFOLIO      BOND PORTFOLIO    BOND PORTFOLIO
FROM PORTFOLIO ASSETS) 1
Management fees                              0.35%                0.35%            0.35%
Distribution (12b-1) fees                    0.00%                0.00%            0.00%
Other expenses                                ___%                 ___%             ___%
TOTAL ANNUAL OPERATING EXPENSES 2             ___%                 ___%             ___%
Waivers/reimbursements                        ___%                 ___%             ___%
Net annual operating expenses                0.55%                0.55%            0.75%


-----------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 For Institutional shares, WTC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.55% for the Short/Intermediate Bond Portfolio; 0.55% for the Intermediate Bond Portfolio; and 0.75% for the Municipal Bond Portfolio. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Portfolios' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.

                                 INVESTOR SHARES
ANNUAL FUND OPERATING                               SHORT/INTERMEDIATE           INTERMEDIATE          MUNICIPAL
EXPENSES (EXPENSES THAT ARE DEDUCTED                  BOND PORTFOLIO            BOND PORTFOLIO      BOND PORTFOLIO
FROM PORTFOLIO ASSETS) 1
Management fees                                               0.35%                  0.35%                0.35%
Distribution (12b-1) fees                                     0.25%                  0.25%                0.25%
Other expenses                                                 ___%                   ___%                 ___%
TOTAL ANNUAL OPERATING EXPENSES 2                              ___%                   ___%                 ___%
Waivers/reimbursements                                         ___%                   ___%                 ___%
Net annual operating expenses                                 0.80%                  0.80%                1.00%

-----------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 For Investor shares, WTC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses for Investor shares exceed 0.80% for the Short/Intermediate Portfolio, 0.80% for the Intermediate Bond Portfolio and 1.00% for the Municipal Bond Portfolio. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Portfolios' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.

EXAMPLE
This example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated.The example assumes that:
(BULLET) you reinvested all dividends and other distributions;
(BULLET) the average annual return was 5%;
(BULLET) the Portfolio's maximum (without regard to waivers or expenses) total operating expenses are charged and remain the same over the time periods; and
(BULLET) you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------                    ------      -------     -------     --------
Short/Intermediate Bond Portfolio        $76          $237       $411         $918
Intermediate Bond Portfolio              $67          $211       $368         $822
Municipal Bond Portfolio                 $98          $306       $531        $1178

INVESTOR SHARES                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------                         ------      -------     -------     --------
Short/Intermediate Bond Portfolio        $82          $255       $444         $990
Intermediate Bond Portfolio              $82          $255       $444         $990
Municipal Bond Portfolio                $102          $318       $552       $1,225

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVES
The SHORT/INTERMEDIATE BOND PORTFOLIO and the INTERMEDIATE BOND PORTFOLIO each seek a high total return, consistent with high current income. The MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
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         WHAT ARE FIXED INCOME SECURITIES?
         Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence, the term "fixed income" security.
         -----------------------------------------------------------------------

The SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:
(BULLET) will invest at least 85% of its total assets in various types of investment grade fixed income securities;
(BULLET) may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers;
(BULLET) will, as a matter of fundamental policy, maintain a short-to-
         intermediate average duration (2-1/2 to 4 years); and (BULLET) the average dollar-weighted duration of securities held by the
         Short/Intermediate Bond Series will normally fall within a range of 2-1/2 to 4 years.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS DURATION?
         Duration measures the sensitivity of fixed income securities held by a Portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.
         -----------------------------------------------------------------------

The INTERMEDIATE BOND PORTFOLIO invests its assets in the Intermediate Bond Series, which:
(BULLET) will invest at least 85% of its total assets in various types of investment grade fixed income securities;
(BULLET) may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers;

(BULLET) will, as a matter of fundamental policy, maintain an intermediate average duration (4 to 7 years); and
(BULLET) the average dollar-weighted duration of securities held by the Intermediate Bond Series will normally fall within a range of 4 to 7 years.


         PLAIN TALK
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         WHAT ARE INVESTMENT GRADE SECURITIES?
         Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA or AAA by Standard & Poor's
         Corporation or Baa, A, Aa or Aaa by Moody's Investors Service.
         -----------------------------------------------------------------------

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE MUNICIPAL SECURITIES?
         Municipal securities are bonds issued by state and local governments to raise money for their activities.
         -----------------------------------------------------------------------

The MUNICIPAL BOND PORTFOLIO invests its assets in the Municipal Bond Series, which:
(BULLET) will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax;
(BULLET) may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax; and
(BULLET) will, as a matter of fundamental policy, maintain an intermediate average duration (4 to 8 years); and
(BULLET) the average dollar-weighted duration of securities held by the Municipal Bond Series will normally fall within a range of 4 to 8 years.

The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry. The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory. Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special)obligation bonds and private activity bonds.

SERIES COMPOSITION. The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income markets, the municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield, the income earned by the security, or their potential capital appreciation, the potential increase in the security's value, or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by the Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

         PLAIN TALK
         -----------------------------------------------------------------------
         CORPORATE BONDS VS. GOVERNMENT BONDS:
         Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.
         -----------------------------------------------------------------------

The Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

--------------------------------------------------------------------------------
                             SHORT/INTERMEDIATE     INTERMEDIATE    MUNICIPAL
                                    BOND                 BOND          BOND
--------------------------------------------------------------------------------
Asset-Backed Securities         (check mark)        (check mark)
--------------------------------------------------------------------------------
Bank Obligations                (check mark)        (check mark)
--------------------------------------------------------------------------------
Corporate Bonds, Notes
and Commercial Paper            (check mark)        (check mark)
--------------------------------------------------------------------------------
Mortgage-Backed Securities      (check mark)        (check mark)
--------------------------------------------------------------------------------
Municipal Securities            (check mark)        (check mark)    (check mark)
--------------------------------------------------------------------------------
Obligations Issued By
 Supranational Agencies         (check mark)        (check mark)
--------------------------------------------------------------------------------
U.S. Government Obligations     (check mark)        (check mark)
--------------------------------------------------------------------------------

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. The investments and strategies listed above and described throughout this prospectus are those that we use under normal market conditions.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our Statement of Additional Information:
(BULLET) CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
(BULLET) FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country (Short/Intermediate Bond and Intermediate Bond Portfolios only).
(BULLET) INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield earned by a Portfolio will vary with changes in interest rates.
(BULLET) LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.
(BULLET) LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.
(BULLET) MARKET RISK:  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.
(BULLET) MASTER/FEEDER RISK: The Portfolios' master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications.
(BULLET) OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
(BULLET) PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
(BULLET) VALUATION RISK:  The risk that a Series has valued certain of its securities at a higher price than it can sell them for.
(BULLET) YEAR 2000 READINESS RISK: Like other organizations around the world, the Portfolios could be adversely affected if the computer systems used by their various service providers (or the market in general) do not properly operate after January 1, 2000. The Portfolios are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Portfolios.

         Additionally, if a company in which a Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. The Series' adviser will rely on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The adviser is not able to audit any company and its major suppliers to verify their year 2000 readiness.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years or since the Portfolio's inception, if shorter. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). This information has been audited by ____________, whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available without charge upon request.

         [INSERT FINANCIAL HIGHLIGHTS for Portfolios]

MANAGEMENT OF THE PORTFOLIOS
The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

Wilmington Trust Company, the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. WTC, subject to the supervision of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In addition to serving as investment adviser for the Series, WTC is engaged in a variety of investment advisory activities, including the management of other mutual funds and collective investment pools.

Under an advisory agreement, each Series pays a monthly fee to WTC at the annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets over $2 billion. For the twelve months ended June 30, 1999, WTC received the following fees (after fee waivers) as a percentage of each Series' average daily net assets for investment advisory services:

Short/Intermediate Bond Series                       %
Intermediate Bond Series                             %
Municipal Bond Series                                %

PORTFOLIO MANAGERS
Eric K. Cheung, Vice President and Manager of the Fixed Income Management Division, Clayton M. Albright, III, Vice President of the Fixed Income Management Division and Dominick J. D'Eramo, CFA, Vice President of the Fixed Income Management Division, all of the Asset Management Department of WTC, are primarily responsible for the day-to-day management of the Short/Intermediate Bond Series and the Intermediate Bond Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined WTC. In 1991, he became the Division Manager for all fixed income products. Mr. Albright has been employed at WTC since 1976. In 1987, he joined the Fixed Income Management Division and since then has specialized in the management of intermediate and long-term fixed income portfolios. Mr. D'Eramo began his career with WTC in 1986 as a fixed income trader and was promoted to portfolio manager in _____.

Lisa More, Assistant Vice President of Credit Research and Municipal Trading within the Fixed Income Management Divisions of Asset Management Department of WTC is primarily responsible for the day-to-day management of the Municipal Bond Portfolio. Mrs. More has been employed at WTC since 1988. In 1990, she joined the Fixed Income Division specializing in the management of municipal income portfolios.

SERVICE PROVIDERS
The chart below provides information on the Portfolios' primary service providers.

  Asset                                           Shareholder
  Management                                      Services
---------------------------                      -------------------------------
   INVESTMENT ADVISER                                   TRANSFER AGENT
WILMINGTON TRUST COMPANY                                   PFPC INC.
   RODNEY SQUARE NORTH                                400 BELLEVUE PARKWAY
  1100 N. MARKET STREET                               WILMINGTON, DE 19809
WILMINGTON, DE 19890-0001

                                                  Handles Shareholder services,
                                                  including recordkeeping and
  Manages each Portfolio's                          statements, payment of
  business and investment                         distribution and processing of
          activities.                                 buy and sell requests.
---------------------------                      -------------------------------


Fund                        --------------------    Asset
Operations                                          Safe Keeping
--------------------------   THE WT MUTUAL FUND    -----------------------------
    ADMINISTRATOR AND                                       CUSTODIAN
     ACCOUNTING AGENT       --------------------
       PFPC INC.                                        PFPC TRUST COMPANY
  400 BELLEVUE PARKWAY                                   200 STEVENS DRIVE
  WILMINGTON, DE 19809                                   LESTER, PA 19113

  Provides facilities,                                  Hold each Portfolio's
 equipment and personnel                                 assets, settle all
to carry out administrative                         portfolio trades and collect
 services related to each                            most of the valuation data
 Portfolio and calculates                             required for calculating
 each Portfolio's NAV per                               each Portfolio's NAV
 share and distributions.                                    per share.
--------------------------                         -----------------------------

                           Distribution
                     -----------------------------------
                                DISTRIBUTOR
                        PROVIDENT DISTRIBUTORS INC.
                        FOUR FALLS CORPORATE CENTER
                        WEST CONSHOHOCKEN, PA 19428

                     Distributes each Portfolio's shares.
                     -----------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
The Portfolios value their assets based on current market value when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Series' Board of Trustees.

The assets held by the Short/Intermediate Bond Series and the Intermediate Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                                  NAV = Assets - Liabilities
                                        --------------------
                                         Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business).The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

     New Year's Day                   Memorial Day             Veterans Day
     Martin Luther King, Jr. Day      Independence Day         Thanksgiving Day
     President's Day                  Labor Day                Christmas Day
     Good Friday                      Columbus Day

PURCHASE OF SHARES
         PLAIN TALK
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         HOW TO PURCHASE SHARES:
         (BULLET)    Directly by mail or by wire
         (BULLET)    As a client of WTC through a trust account or a corporate
                    cash management account
         (BULLET)    As a client of a Service Organization
         -----------------------------------------------------------------------

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor or Institutional class shares of the Portfolios is $1,000, but additional investments may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of WTC through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by WTC or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at WTC or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to WT Mutual Fund, indicating the name of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

         REGULAR MAIL:                      OVERNIGHT MAIL:
         WT Mutual Fund                     WT Mutual Fund
         c/o PFPC Inc.                      c/o PFPC Inc.
         P.O. Box ____                      400 Bellevue Parkway, Suite 108
         Wilmington, DE 19899               Wilmington, DE 19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) _____for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

It is the responsibility of WTC or the Service Organization to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
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         HOW TO REDEEM (SELL) SHARES:
         (BULLET)  By mail
         (BULLET)  By telephone
         -----------------------------------------------------------------------

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of WTC or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at WTC or a Service Organization, you should contact WTC or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

          REGULAR MAIL:                OVERNIGHT MAIL:
          WT Mutual Fund               WT Mutual Fund
          c/o PFPC Inc.                c/o PFPC Inc.
          P.O. Box ____                400 Bellevue Parkway, Suite 108
          Wilmington, DE 19899         Wilmington, DE 19809

BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000
                                                                              19
or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to the Statement of Additional Information.

EXCHANGE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN EXCHANGE OF SHARES?
         An exchange of shares allows you to move your money from one fund to another fund within a family of funds.
         -----------------------------------------------------------------------

You may exchange all or a portion of your shares in a Portfolio for the same class of shares of certain other Portfolios of the Fund. These other Portfolios are:

         Wilmington Prime Money Market Portfolio
         Wilmington U.S. Government Portfolio
         Wilmington Tax-Exempt Portfolio
         Wilmington Premier Money Market Portfolio
         Wilmington Short/Intermediate Bond Portfolio
         Wilmington Intermediate Bond Portfolio
         Wilmington Municipal Bond Portfolio
         Wilmington Large Cap Growth Portfolio
         Wilmington Large Cap Core Portfolio
         Wilmington Small Cap Core Portfolio
         Wilmington International Multi-Manager Portfolio
         Wilmington Large Cap Value Portfolio
         Wilmington Mid Cap Value Portfolio

         Wilmington Small Cap Value Portfolio

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

To obtain prospectuses of the other Portfolios, you may call (800) _____. To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends (and, in the case of the Municipal Bond Portfolio, market discount on tax-exempt securities) earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

As a shareholder of a Portfolio, you are entitled to receive dividends and other distributions arising from the net investment income and net realized gains, if any, earned on the investments held by the Portfolio. Generally, dividends are declared daily and paid monthly. Each Portfolio expects to distribute any net realized gains once a year. The Short/Intermediate Bond Portfolio and the Intermediate Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

Any net capital gain realized by a Portfolio will be distributed at least annually.

TAXES

Each Portfolio generally intends to operate in a manner such that it will not be liable for Federal income or excise tax. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, may be taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year. Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Investor class of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to PDI for the sale and distribution of Investor class shares, and for services provided to Investor class shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the Investor class of shares, maximum distribution fees as a percentage of average daily net assets, are as follows:

Short/Intermediate Bond Portfolio - Investor Class   0.25%
Intermediate Bond Portfolio - Investor Class         0.25%

Municipal Bond Portfolio - Investor Class            0.25%

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASS
The Portfolios issue Investor and Institutional classes of shares. The Investor class pays an additional 12b-1 fee. The Institutional class of shares is offered to retirement plans. Other investors may purchase Investor class shares.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) _____
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.



              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL 1-(800)-_____.



The investment company registration number for the WT Mutual Fund is 811-08648.

                   THE WILMINGTON PRIME MONEY MARKET PORTFOLIO
                    THE WILMINGTON U.S. GOVERNMENT PORTFOLIO
                  THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                       THE WILMINGTON TAX-EXEMPT PORTFOLIO
                                OF WT MUTUAL FUND
================================================================================

                         PROSPECTUS DATED _______, 1999



This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

(BULLET) are not bank deposits

(BULLET) are not obligations of, or guaranteed or endorsed by Wilmington Trust
         Company or any of its affiliates

(BULLET) are not federally insured

(BULLET) are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency

(BULLET) are not guaranteed to achieve their goal(s)

(BULLET) may not be able to maintain a stable $1 share price

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Portfolios' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,    PORTFOLIO DESCRIPTION
RISKS, EXPENSES AND FINANCIAL       Summary....................................3
HISTORY OF EACH PORTFOLIO.          Performance Information....................4
                                    Fees and Expenses..........................6
                                    Investment Objectives......................7
                                    Primary Investment Strategies..............8
                                    Additional Risk Information................9
                                    Financial Highlights......................10

DETAILS ABOUT THE SERVICE           MANAGEMENT OF THE PORTFOLIOS
PROVIDERS.                          Investment Adviser........................11
                                    Service Providers.........................11

POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND            Pricing of Shares.........................13
CLOSING AN ACCOUNT IN ANY OF        Purchase of Shares........................13
THE PORTFOLIOS.                     Redemption of Shares......................15
                                    Exchange of Shares........................17
                                    Distributions.............................18
                                    Taxes.....................................18

DETAILS ON DISTRIBUTION             DISTRIBUTION ARRANGEMENTS
PLANS AND THE PORTFOLIOS'           Rule 12b-1 Fees...........................19
MASTER/FEEDER FUND                  Master/Feeder Structure...................19
ARRANGEMENT.                        Share Class...............................19

                                    FOR MORE INFORMATION..............BACK COVER


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                   THE WILMINGTON PRIME MONEY MARKET PORTFOLIO
                    THE WILMINGTON U.S. GOVERNMENT PORTFOLIO
                  THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                       THE WILMINGTON TAX-EXEMPT PORTFOLIO

PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE MONEY MARKET FUNDS?
         Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.
         -----------------------------------------------------------------------

SUMMARY
Investment Objective    (BULLET) The PRIME MONEY MARKET, U.S. GOVERNMENT AND
                                 PREMIER MONEY MARKET PORTFOLIOS each seek high current income, while preserving capital and liquidity.
                        (BULLET) The TAX EXEMPT PORTFOLIO seeks high current
                                 interest income exempt from federal income
                                 taxes while preserving principal.
--------------------------------------------------------------------------------
Investment Focus        (BULLET) Money market instruments.
--------------------------------------------------------------------------------
Share Price Volatility  (BULLET) Each Portfolio will strive to maintain a stable $1.00 share price.
--------------------------------------------------------------------------------
Principal Investment
Strategy                (BULLET) Each Portfolio operates as a "feeder fund"
                                 which means that the Portfolio does not buy
                                 individual securities directly. Instead, it
                                 invests in a corresponding mutual fund or
                                 "master fund," which in turn purchases
                                 investment securities. The Portfolios invest
                                 all of their assets in master funds, which are separate series of WT Investment Trust I. Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.
                        (BULLET) The U.S. GOVERNMENT PORTFOLIO invests in the
                                 U.S. Government Series, which invests at least 65% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.
                        (BULLET) The PRIME MONEY MARKET PORTFOLIO invests in the
                                 Prime Money Market Series, which invests in
                                 money market instruments, including bank
                                 obligations, high quality commercial paper and U.S. Government obligations.
                        (BULLET) The TAX-EXEMPT PORTFOLIO invests in the
                                 Tax-Exempt Series, which invests in high
                                 quality municipal obligations, municipal bonds and other instruments exempt from federal income tax.
                        (BULLET) The PREMIER MONEY MARKET PORTFOLIO invests in
                                 the Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.
                        (BULLET) Each of the U.S. Government Portfolio, Prime
                                 Money Market Portfolio and Premier Money Market Portfolio, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks and finance companies.
--------------------------------------------------------------------------------
Principal Risks         (BULLET) An investment in a Portfolio is not a deposit
                                 of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it

--------------------------------------------------------------------------------
                                 is possible to lose money by investing in a
                                 Portfolio.
                        (BULLET) The obligations in which the Portfolios invest
                                 through their corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down.
                        (BULLET) The performance of a Portfolio will depend on
                                 whether or not the adviser is successful in
                                 pursuing an investment strategy.
                        (BULLET) The Portfolios are also subject to other risks
                                 that are described under "Additional Risk
                                 Information."
--------------------------------------------------------------------------------
Investor Profile        (BULLET) Conservative
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

                   THE WILMINGTON PRIME MONEY MARKET PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance is not necessarily an indicator of how the Portfolio will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INVESTOR SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE NOT REFLECTED, RETURNS WOULD BE HIGHER.

                   BEST QUARTER             WORST QUARTER
                       2.36%                     0.70%
                   (June 30, 1989)          (June 30, 1993)

AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR  5 YEAR  10 YEAR
-------------------------------------  ------  ------  -------
Prime Money Market Portfolio            5.17%   5.00%  5.46%%

                    THE WILMINGTON U.S. GOVERNMENT PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance is not necessarily an indicator of how the Portfolio will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INVESTOR SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE NOT REFLECTED, RETURNS WOULD BE HIGHER.

                   BEST QUARTER             WORST QUARTER
                       2.31%                     0.69%
                   (June 30, 1989)          (March 31, 1993)

AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR  5 YEAR  10 YEAR
-------------------------------------  ------  ------  -------
U.S. Government Portfolio               5.07%   4.90%  5.31%%

                  THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance is not necessarily an indicator of how the Portfolio will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR.

                   BEST QUARTER             WORST QUARTER
                       1.47%                     1.28%
                   (June 30, 1995)        (December 31, 1994)

                                                 SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR  (DECEMBER 6, 1994)
-------------------------------------  ------  ------------------
Premier Money Market Portfolio          5.49%               %

                       THE WILMINGTON TAX-EXEMPT PORTFOLIO
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, past performance is not necessarily an indicator of how the Portfolio will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INVESTOR SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE NOT REFLECTED, RETURNS WOULD BE HIGHER.

                   BEST QUARTER             WORST QUARTER
                       1.61%                     0.47%
                   (June 30, 1989)         (March 31, 1994)

AVERAGE ANNUAL RETURNS AS OF 12/31/98  1 YEAR  5 YEAR  10 YEAR
-------------------------------------  ------  ------  -------
Tax-Exempt Portfolio                    2.98%   3.00%   3.54%%

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS YIELD?
         Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The yield is expressed as a percentage of the offering price per share on a specified date.
         -----------------------------------------------------------------------

            You may call (800) ________ to obtain a Portfolio's current 7-day yield.

FEES AND EXPENSES

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE MUTUAL FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Portfolios' expenses in the table below are shown as a percentage of the Portfolios' net assets. These expenses are deducted from Portfolio assets.
         -----------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

                               INSTITUTIONAL CLASS
  ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM PORTFOLIO           THE PRIME MONEY   THE U.S. GOVERNMENT  THE TAX-EXEMPT  THE PREMIER MONEY
  ASSETS) 1                         MARKET PORTFOLIO       PORTFOLIO         PORTFOLIO      MARKET PORTFOLIO
                                    ----------------       ---------         ---------      ----------------
Management fees                         0.47%               0.47%             0.47%              .20%
Distribution (12b-1) fees               0.00%               0.00%             0.00%             0.00%
Other expenses                           ___%                ___%              ___%              ___%
TOTAL ANNUAL OPERATING EXPENSES 2        ___%                ___%              ___%              ___%
Waivers/reimbursements                   ___%                ___%              ___%              ___%
Net annual operating expenses            ___%                ___%              ___%             0.20%

         -------------------------------------------
         1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
         2 For Institutional shares, WTC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.20% for the Premier Money Market Portfolio. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Portfolios' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.


                                                  INVESTOR CLASS
  ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE       THE PRIME MONEY   THE U.S. GOVERNMENT  THE TAX-EXEMPT
  DEDUCTED FROM PORTFOLIO           MARKET PORTFOLIO       PORTFOLIO          PORTFOLIO
  ASSETS) 1                         ----------------  -------------------  --------------
Management fees                         0.47%               0.47%             0.47%
Distribution (12b-1) fees 2             0.05%               0.05%             0.05%
Other expenses                           ___%                ___%              ___%
TOTAL ANNUAL OPERATING EXPENSES          ___%                ___%              ___%

                                                                               6

Waivers/reimbursements                    ___%                ___%              ___%
Net annual operating expenses             ___%                ___%              ___%

-------------------------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 While the Distribution (12b-1) Plan provides for reimbursement of up to 0.20% of each Portfolio's average net assets, the Boards of Trustees have authorized annual payments of up to 0.05% of each Portfolio's average net assets for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The tables below show what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
(BULLET) you reinvested all dividends;
(BULLET) the average annual return was 5%;
(BULLET) the Portfolio's maximum total operating expenses are charged and remain the same over the time periods; and
(BULLET) you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
  INSTITUTIONAL SHARES            1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                  ------  -------  -------  --------
  Prime Money Market Portfolio     $57     $179     $313      $701
  U.S. Government  Portfolio       $59     $186     $324      $726
  Tax-Exempt Portfolio             $60     $189     $329      $738

INVESTOR SHARES                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                  ------- -------  -------  --------
Prime Money Market Portfolio         $      $         $        $
U.S. Government  Portfolio           $      $         $        $
Tax-Exempt Portfolio                 $      $         $        $

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVES
(BULLET) The PRIME MONEY MARKET PORTFOLIO, the U.S. GOVERNMENT PORTFOLIO and
         PREMIER MONEY MARKET PORTFOLIO each seek a high level of current income consistent with the preservation of capital and liquidity.
(BULLET) The TAX-EXEMPT PORTFOLIO seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of principal.

The investment objectives for each Portfolio, except the Premier Money Market Portfolio, may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
The PRIME MONEY MARKET PORTFOLIO invests its assets in the Prime Money Market Series, which in turn invests in:
(BULLET) U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;
(BULLET) high quality commercial paper and corporate obligations;
(BULLET) U.S. Government obligations;
(BULLET) high quality municipal securities; and (BULLET) repurchase agreements that are fully collateralized by U.S. Government obligations.

U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The U.S. GOVERNMENT PORTFOLIO invests its assets in the U.S. Government Series, which in turn invests at least 65% of its total assets in:
(BULLET) U.S. Government obligations; and
(BULLET) repurchase   agreements   that   are   fully   collateralized  by  such
         obligations.

The PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:
(BULLET) U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;
(BULLET) commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");
(BULLET) corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO.
(BULLET) U.S. Government obligations;
(BULLET) high quality municipal securities; and (BULLET) repurchase agreements that are fully collateralized by U.S. Government obligations.

The TAX-EXEMPT PORTFOLIO invests its assets in the Tax-Exempt Series, which in turn invests in:

(BULLET) high quality municipal obligations and municipal bonds;

(BULLET) floating and variable rate obligations;
(BULLET) participation interests;
(BULLET) high quality tax-exempt commercial paper; and (BULLET) high quality short-term municipal notes.

The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax.

High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSRO, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our Statement of Additional Information:
(BULLET) CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
(BULLET) FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country. (BULLET) INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.
(BULLET) MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.
(BULLET) MASTER/FEEDER RISK: The Portfolios' master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications.
(BULLET) PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
(BULLET) YEAR 2000 COMPLIANCE RISK: Like other organizations around the world, the Portfolios could be adversely affected if the computer systems used by their various service providers (or the market in general) do not properly operate after January 1, 2000. The Portfolios are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Portfolios.

         Additionally, if a company in which a Series is invested is adversely affected by Year 2000 Problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. The Series' adviser will rely on public filings and other statements by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The adviser is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years or since the inception of the Portfolio, if shorter. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). This information has been audited by ____________, whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available without charge upon request.

MANAGEMENT OF THE PORTFOLIOS
The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INVESTMENT ADVISER?
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

INVESTMENT ADVISER
Rodney Square Management Corporation, the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Company, which is wholly owned by Wilmington Trust Corporation. RSMC also provides asset management services to collective investment funds maintained by WTC. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations.

Each of the U.S. Government Series, the Prime Money Market Series, and the Tax-Exempt Series pays a monthly fee to RSMC at the annual rate of 0.47% of the Series' first $1 billion of average daily net assets; 0.43% of the Series' next $500 million of average daily net assets; 0.40% of the Series' next $500 million of average daily net assets; and 0.37% of the Series' average daily net assets in excess of $2 billion, as determined at the close of business on each day throughout the month. The Premier Money Market Series pays a monthly fee to RSMC at the annual rate of 0.20%. Out of its fees, RSMC makes payments to PFPC Inc. for the provision of administration, accounting and transfer agency services and to PFPC Trust Company for provision of custodial services.

For the twelve months ended June 30, 1999, the U.S. Government Series, Prime Money Market Series and Tax-Exempt Series paid RSMC ___%, ___% and ___%, respectively, of the Series' average daily net assets for investment advisory services. Prior to October ____, 1999, WTC served as investment adviser to the Premier Money Market Series. For the period from October 20, 1998 to June 30, 1999, the Premier Money Market Series paid WTC ___% of the Series' average daily net assets for investment advisory services. The Series' previous investment adviser, Kiewit Investment Management Corp., received advisory fees of ___% for the period from July 1, 1998 to October 19, 1998.

SERVICE PROVIDERS
The chart below provides information on the Portfolios' primary service providers.

--------------------------------------------------------------------------------
                                 WT MUTUAL FUND
--------------------------------------------------------------------------------

Asset Management
--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
                         RODNEY SQUARE MANAGEMENT CORP.
                              RODNEY SQUARE NORTH
                             1100 N. MARKET STREET
                           WILMINGTON, DE 19890-0001

                     Manages each Portfolio's business and
                             investment activities.
--------------------------------------------------------------------------------
Fund Operations
--------------------------------------------------------------------------------
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                     personnel to carry out administrative
                     services related to each Portfolio and
                   calculates each Portfolio's NAV per share
                               and distributions.
--------------------------------------------------------------------------------
Distribution
--------------------------------------------------------------------------------
                                  DISTRIBUTOR
                          PROVIDENT DISTRIBUTORS INC.
                           FOUR FALLS CORPORATE CENTER
                          WEST CONSHOHOCKEN, PA 19428

                      Distributes each Portfolio's shares.
--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------
                                 TRANSFER AGENT
                                   PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                     Handles shareholder sevices, including
                    recordkeeping and statements, payment of
                  distribution and processing of buy and sell
                                   requests.
--------------------------------------------------------------------------------
Asset Safe Keeping
--------------------------------------------------------------------------------
                                   CUSTODIAN
                               PFPC TRUST COMPANY
                               200 STEVENS DRIVE
                                LESTER, PA 19113

                    Hold each Portfolio's assets, settle all
                    portfolio trades and collect most of the
                  valuation data required for calculating each
                           Portfolio's NAV per share.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                            NAV = Assets - Liabilities
                                  --------------------
                                  Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern Time for the U.S. Government Portfolio, the Prime Money Market Portfolio, and the Premier Money Market Portfolio, on each Business Day (a day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

    New Year's Day               Memorial Day      Veterans Day
    Martin Luther King, Jr. Day  Independence Day  Thanksgiving Day
    President's Day              Labor Day         Christmas Day
    Good Friday                  Columbus Day

PURCHASE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO PURCHASE SHARES:
         (BULLET) Directly by mail or by wire
         (BULLET) As a client of WTC through a trust account or a corporate cash management account
         (BULLET) As a client of a Service Organization
         -----------------------------------------------------------------------

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor or Institutional shares of the U.S. Government Portfolio, the Prime Money Market Portfolio and the Tax-Exempt Portfolio is $1,000. The minimum initial purchase for the Premier Money Market Portfolio is $10,000,000. Additional investments in any Portfolio may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of WTC through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by WTC or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at WTC or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to WT Mutual Fund, indicating the name of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

                  REGULAR MAIL:          OVERNIGHT MAIL:
                  WT Mutual Fund         WT Mutual Fund
                  c/o PFPC Inc.          c/o PFPC Inc.
                  P.O. Box ____          400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899   Wilmington, DE 19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) ________ for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern Time for the U.S. Government Portfolio, the Prime Money Market Portfolio, and the Premier Money Market Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern Time for the U.S. Government Portfolio, the Prime Money Market Portfolio, and the Premier Money Market Portfolio, or checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

It is the responsibility of WTC or the Service Organization to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         (BULLET) By mail
         (BULLET) By telephone
         (BULLET) By check
         -----------------------------------------------------------------------

You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of WTC or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day (if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and after 2:00 p.m. Eastern Time for the U.S. Government Portfolio, the Prime Money Market Portfolio, and the Premier Money Market Portfolio, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at WTC or a Service Organization, you should contact WTC or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  REGULAR MAIL:          OVERNIGHT MAIL:
                  WT Mutual Fund         WT Mutual Fund
                  c/o PFPC Inc.          c/o PFPC Inc.
                  P.O. Box ____          400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899   Wilmington, DE 19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to
confirm  the  identity  of  callers  and  to  confirm   that  the   instructions
communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

BY CHECK: You may use the checkwriting option to redeem Portfolio shares by drawing a check for $500 or more against a Portfolio account, except for the Wilmington Premier Money Market Portfolio. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and other returned checks. These charges will be paid by redeeming automatically an appropriate number of Portfolio shares. Each Portfolio and the Transfer Agent reserve the right to terminate or alter the checkwriting service at any time. The Transfer Agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the check writing service, contact the Transfer Agency for further information. This service is generally not available for clients of WTC through their trust or corporate cash management accounts, since it is already provided for these customers through WTC. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For additional information on other ways to redeem shares, please refer to the Statement of Information.

EXCHANGE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN EXCHANGE OF SHARES?
         An exchange of shares allows you to move your money from one fund to another fund within a family of funds.
         -----------------------------------------------------------------------

You may exchange all or a portion of your shares in a Portfolio for the same class of shares of certain other Portfolios of the Fund. These other Portfolios are:

          Wilmington Prime Money Market Portfolio
          Wilmington U.S. Goverment Portfolio
          Wilmington Premier Money Market Portfolio
          Wilmington Tax-Exempt Portfolio
          Wilmington Short/Intermediate Bond Portfolio
          Wilmington Intermediate Bond Portfolio
          Wilmington Municipal Bond Portfolio
          Wilmington Large Cap Growth Portfolio
          Wilmington Large Cap Core Portfolio
          Wilmington Small Cap Core Portfolio
          Wilmington International Multi-Manager Portfolio
          Wilmington Large Cap Value Portfolio
          Wilmington Mid Cap Value Portfolio
          Wilmington Small Cap Value Portfolio

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

To obtain prospectuses of the other Portfolios, you may call (800) ________. To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES
As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to Shareholders. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income law.

This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Investor class of each Portfolio, except for the Premier Money Market Portfolio, has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to PDI for the sale and distribution of Investor class shares, and for services provided to Investor class shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the current fiscal year, the maximum distribution fees for Investor shares as a percentage of average daily net assets are as follows:

Prime Money Market Portfolio - Investor Class  0.05%
U.S. Government Portfolio - Investor Class     0.05%
Tax-Exempt Portfolio - Investor Class          0.05%.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASS
The Prime Money Market, U.S. Government and Tax-Exempt Portfolios issue Investor and Institutional share classes. The Investor class pays a 12b-1 fee. The Institutional class is offered to retirement plans and the Investor class is offered to all other investors.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings and operating results for a Portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of a Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware  19809
(800) ____
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.



          FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES
            TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING
         SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-_____.



The investment company registration number for WT Mutual Fund 811-08648.

                          THE CRM LARGE CAP VALUE FUND
                           THE CRM MID CAP VALUE FUND
                          THE CRM SMALL CAP VALUE FUND


================================================================================

                          PROSPECTUS DATED______, 1999


This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,    FUND DESCRIPTION
RISKS, EXPENSES AND FINANCIAL       Summary....................................3
HISTORY OF EACH FUND.               Performance Information....................4
                                    Fees and Expenses..........................5
                                    Investment Objectives......................7
                                    Primary Investment Strategies..............7
                                    Additional Risk Information...............10
                                    Financial Highlights......................11

DETAILS ABOUT THE SERVICE           MANAGEMENT OF THE FUND
PROVIDERS.                          Investment Adviser........................13
                                    Service Providers.........................15

POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND            Pricing of Shares.........................17
CLOSING AN ACCOUNT IN ANY OF        Purchase of Shares........................17
THE FUNDS.                          Redemption of Shares......................19
                                    Exchange of Shares........................20
                                    Dividends and Distributions...............21
                                    Taxes.....................................21

DETAILS ON THE FUNDS' SHARE         DISTRIBUTION ARRANGEMENTS
CLASSES AND MASTER/FEEDER           Master/Feeder Structure...................22
ARRANGEMENT.                        Share Class...............................22


                                    FOR MORE INFORMATION..............BACK COVER


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                          THE CRM LARGE CAP VALUE FUND
                           THE CRM MID CAP VALUE FUND
                          THE CRM SMALL CAP VALUE FUND

FUND DESCRIPTION
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.
--------------------------------------------------------------------------------

SUMMARY
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS "CAP"?
         Cap or the market capitalization of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------

Investment Objective    [BULLET]  The LARGE  CAP VALUE FUND,  MID CAP VALUE FUND
                                  and SMALL CAP VALUE FUND each  seek to achieve
                                  long-term capital appreciation.
--------------------------------------------------------------------------------
Investment Focus        [BULLET]  Equity (or related) securities
--------------------------------------------------------------------------------
Share Price Volatility  [BULLET]  Moderate to high
--------------------------------------------------------------------------------
Principal Investment    [BULLET]  Each Fund  operates  as a "feeder fund," which
Strategy                          means  that the Fund  does not buy  individual
                                  securities   directly.   Instead,  the  Fund's
                                  invest  in  a  corresponding  mutual  fund  or
                                  "master   fund,"   which  in  turn   purchases
                                  investment  securities.  Each Fund invests all
                                  of its  assets  in a  master  fund  which is a
                                  separate  series of another  mutual fund.  The
                                  Funds and their corresponding  Series have the
                                  same   investment   objective,   policies  and
                                  limitations.
                         [BULLET] The  LARGE  CAP VALUE  FUND  will  invest  its
                                  assets in the Large  Cap Value  Series,  which
                                  invests at least 65% of its total  assets in a
                                  diversified  fund of U.S.  equity (or related)
                                  securities with a market cap of $10 billion or
                                  higher  at the time of  purchase.  The  Series
                                  invests  in  securities  whose  prices are low
                                  relative to comparable companies.
                         [BULLET] The MID CAP VALUE FUND will  invest its assets
                                  in the Mid Cap Value Series,  which invests at
                                  least 65% of its total assets in a diversified
                                  fund of U.S.  equity (or  related)  securities
                                  with a market cap  between $1 and $10  billion
                                  at the time of purchase. The Series invests in
                                  securities  whose  prices are low  relative to
                                  comparable companies.
                         [BULLET] The  SMALL  CAP VALUE  FUND  will  invest  its
                                  assets in the Small  Cap Value  Series,  which
                                  invests at least 65% of its total  assets in a
                                  diversified  fund of U.S.  equity (or related)
                                  securities  with a market cap of $1 billion or
                                  less  at the  time  of  purchase.  The  Series
                                  invests  in  securities  whose  prices are low
                                  relative to comparable companies.
--------------------------------------------------------------------------------
Principal Risks          [BULLET] It is possible to lose money by investing in a
                                  Fund.
                         [BULLET] A  Fund's   share  price  will   fluctuate  in
                                  response to changes in the market value of the
                                  Fund's   investments.   Market  value  changes
                                  result from business developments affecting an
                                  issuer as well as general  market and economic
                                  conditions.
                         [BULLET] A   value-oriented   investment   approach  is
                                  subject to the risk that a  security  believed
                                  to be undervalued does not appreciate in value
                                  as anticipated.
                         [BULLET] Small  cap  companies  may be more  vulnerable
                                  than larger  companies to adverse  business or
                                  economic  developments,  and their  securities
                                  may be less  liquid  and  more  volatile  than
                                  securities of larger companies.
                         [BULLET] The  performance  of a  Fund  will  depend  on
                                  whether or not the  adviser is  successful  in
--------------------------------------------------------------------------------
                                  pursuing an investment strategy.
                         [BULLET] The Funds  are also  subject  to other  risks,
                                  which are  described  under  "Additional  Risk
                                  Information."
--------------------------------------------------------------------------------

Investor Profile         [BULLET] Investors who want the value of their
                                  investment to grow and who are willing to accept more volatility for the possibility of higher returns.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
                            CRM LARGE CAP VALUE FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR SHAREHOLDER SERVICE FEES. IF SUCH FEES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

                           BEST QUARTER       WORST QUARTER
                           13.48%                   -10.62%
                    (June 30, 1997)           (September 30, 1998)

PLAIN TALK
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
An index is a broad measure of the market performance of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
--------------------------------------------------------------------------------

Institutional Shares
AVERAGE ANNUAL RETURNS AS OF 12/31/98   1 YEAR     5 YEAR     10 YEAR
-------------------------------------   ------     ------     -------
Large Cap Value Fund                    -2.75%     14.30%     15.29%
S&P 500 Index*                          28.58%     24.06%     21.08%
-------------------------
* The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                             CRM MID CAP VALUE FUND
The Fund has not been in operation for a full calendar year.

Institutional Shares
                                                         SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98                    (JANUARY 6, 1998)
-------------------------------------                    -----------------
Mid Cap Value Fund
Russell Mid Cap Index*
-------------------------
* The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index.

                            CRM SMALL CAP VALUE FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS FOR SHAREHOLDER SERVICE FEES. IF SUCH FEES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.



                           BEST QUARTER      WORST QUARTER
                           17.44%                  -22.80%
                    (June 30, 1997)          (September 30, 1998)

Institutional Shares
                                                            SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98      1 YEAR          (OCTOBER 1, 1995)
-------------------------------------      ------          -----------------
Small Cap Value Fund                       -12.21%              15.40%
Russell 2000 Index*                        -2.24%               11.45%
-------------------------
* The Russell 2000 Index is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The Index is unmanaged and reflects the reinvestment of dividends.

FEES AND EXPENSES
PLAIN TALK
--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. Each Fund's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Fund assets.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. No sales charges or other fees are paid directly from your investment.

INSTITUTIONAL SHARES
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE      LARGE CAP VALUE  MID CAP VALUE  SMALL CAP VALUE
DEDUCTED FROM FUND ASSETS) 1          FUND             FUND         FUND
                                      ----             ----         ----
Management fees                       0.55%            0.75%        0.75%
Distribution (12b-1) fees             0.00%            0.00%        0.00%
Other Expenses                        ____%            ____%        ____%
TOTAL ANNUAL OPERATING EXPENSES 2     ____%            ____%        ____%
Fee Waiver                            ____%            ____%        ____%
Net Expenses                          ____%            1.15%        1.15%
-------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.
2 The adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the above Funds to the extent that the total annual operating expenses exceed 1.15% of net assets. This undertaking may be terminated at any time.

INVESTOR SHARES
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE      LARGE CAP VALUE  MID CAP VALUE  SMALL CAP VALUE
DEDUCTED FROM FUND ASSETS) 1          FUND            FUND            FUND
                                      ----            ----            ----
Management fees                       0.55%           0.75%           0.75%
Distribution (12b-1) fees             0.00%           0.00%           0.00%
Other Expenses                        ____%           ____%           ____%
Shareholder Servicing fees            0.25%           0.25%           0.25%
TOTAL ANNUAL OPERATING EXPENSES 2     ____%           ____%           ____%
Fee Waiver                            ____%           ____%           ____%
Net Expenses                          ____%           1.40%           1.40%
-------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.
2 The adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the above Funds to the extent that the total annual operating expenses exceed 1.40% of net assets. This undertaking may be terminated at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
you reinvested all dividends and other distributions
     [BULLET] the average annual return was 5%
     [BULLET] the Fund's maximum (without regard to waivers or expenses) total operating expenses are charged and remain the same over the time periods
     [BULLET] you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES     1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------     ------        -------        -------        --------
Large Cap Value Fund       $              $              $              $
Mid Cap Value Fund         $              $              $              $
Small Cap Value Fund       $              $              $              $

INVESTOR SHARES          1 YEAR        3 YEARS        5 YEARS        10 YEARS
---------------          ------        -------        -------        --------
Large Cap Value Fund       $              $              $              $
Mid Cap Value Fund         $              $              $              $
Small Cap Value Fund       $              $              $              $

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVES
The Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
PLAIN TALK
--------------------------------------------------------------------------------
WHAT ARE VALUE FUNDS?
Value funds invest in the common stock of companies that are considered by the adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.
--------------------------------------------------------------------------------

VALUE INVESTING. Through their investment in corresponding Series, the Large Cap Value, Mid Cap Value and Small Cap Value Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce risk while offering potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series are managed using investment ideas that the adviser has used for over twenty-five years. The Series' adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors.

THE ADVISER'S PROCESS. The adviser starts by identifying early change in a company's operations, finances or management. The adviser is attracted to companies which will look different tomorrow - operationally, financially, managerially - when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in the company's stock price. Examples of change include mergers, acquisitions, divestitures, restructuring, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the adviser evaluates the company on several levels. It analyzes:

     [BULLET] Financial models based principally upon projected cash flows [BULLET] The price of the company's stock in the context of what the market is willing to pay for stoc of comparable companies and what a strategic buyer would pay for the whole company
     [BULLET] The extent of management's ownership interest in the company [BULLET] The company's market by corroborating its observations and assumptions by meeting with management, customers and suppliers

The adviser also evaluates the degree of recognition of the business by investors by monitoring the number of sell side analysts who closely follow the company and nature of the shareholder base. Before deciding to purchase a stock, the adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the private capital network which the adviser has established among its clients, historical investments and intermediaries. The advisor also makes extensive use of clipping services and regional brokers and bankers to identify elements of change. The investment professionals regularly meet companies around the country and sponsor more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24-month holding period.

An important function of the adviser is to set a price target, that is, the price at which the stock will be sold when there has been no fundamental change in the investment case. The adviser constantly monitors the companies held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the adviser's investment professionals. A final decision on selling the stock is made after all such factors are analyzed.

The LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:

[BULLET] common stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization of $10 billion or higher at the time of purchase;
[BULLET] options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;

[BULLET] options on indexes of the common stock of U.S. corporations described above;
[BULLET] contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stock of U.S. corporations described above, and options upon such futures contracts; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Large Cap Value Series is a diversified fund of large cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

The MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common and preferred stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization between $1 and $10 billion at the time of purchase;
[BULLET] securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET]  warrants; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Mid Cap Value Series is a diversified fund of medium cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

PLAIN TALK
--------------------------------------------------------------------------------
WHAT ARE  SMALL  CAP  FUNDS?
Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth but they also typically have greater risk and more volatility.
--------------------------------------------------------------------------------

The SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 65% of its total assets in the following equity (or related) securities:
[BULLET] common and preferred stocks of U.S. corporations that are judged by the adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization of $1 billion or less at the time of purchase;
[BULLET] securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
[BULLET]  warrants; and
[BULLET] without limit in commercial paper and other money market instruments rated in one of the two highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

The Small Cap Value Series is a diversified fund of large cap U.S. equity (or related) securities that are deemed by the adviser to be undervalued as compared to the company's profitability potential.

ALL SERIES. The frequency of fund transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Series turnover rate is normally expected to be less than 100% for each of the Series.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Funds unless otherwise indicated. Further information about a Fund's investments is available in our Statement of Additional Information:

[BULLET] DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may at any time be committed or exposed to derivative strategies.
[BULLET] MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
[BULLET] MASTER/FEEDER RISK: The master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications.
[BULLET] OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
[BULLET] SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Small Cap Value Fund)
[BULLET] VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.
[BULLET] VALUE INVESTING RISK: The risk that a Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated. (Large Cap Value, Mid Cap Value, Small Cap Value Funds)
[BULLET] YEAR 2000 COMPLIANCE RISK: Like other organizations around the world, the Series could be adversely affected if the computer systems used by their various service providers (or the market in general) do not properly operate after January 1, 2000. The Series are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Series.

          Additionally, if a company in which a Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. The Series' adviser will relay on public filings and other statements made by companies about their Year 2000 readiness. The adviser is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or since the Fund's inception, if shorter. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by ______, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available without charge upon request.

         [INSERT FINANCIAL HIGHLIGHTS TABLES]

MANAGEMENT OF THE FUND
The Board of Trustees for each Fund supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER
PLAIN TALK
--------------------------------------------------------------------------------
WHAT IS AN INVESTMENT ADVISER?
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
--------------------------------------------------------------------------------

Cramer Rosenthal McGlynn, LLC, 707 Westchester Avenue, White Plains, New York 10604, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. Subject to the general control of the Board of Trustees, CRM makes investment decisions for these Series. CRM and its predecessors have managed investments in small and medium capitalization companies for more than twenty-five years. As of ___, 1999, CRM has over $___ billion of assets under management.

Under the advisory agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. The Mid Cap Value Series and the Small Cap Value Series each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

For the twelve months ended June 30, 1999, CRM received investment advisory fees of ___% for Large Cap Value Series, ___% for Mid Cap Value Series and ___% for Small Cap Value Series, as a percentage of the Series' average daily net assets.

MID CAP VALUE STYLE PERFORMANCE INFORMATION
The following reflects the historical performance of the portfolios of all private accounts managed by CRM that have investment objectives, policies and strategies substantially similar to that of CRM Mid Cap Value Fund. This data does not reflect the performance of the Funds. This data compares the performance of these private accounts against the Russell Midcap Index. This performance data should not be considered as an indication of future performance of any Fund or of CRM.

PERIOD                                   CRM ADVISER 1    RUSSELL MIDCAP INDEX 2

20 Years: 1/1/79-12/31/98                         17.39%             17.32%
15 Years: 1/1/84-12/31/98                         15.77%             15.68%

10 Years: 1/1/89-12/31/98                          16.32%            16.69%
5 Years:  1/1/94-12/31/98                          15.31%            17.34%
3 Years:  1/1/96-12/31/98                          18.62%            19.12%
1 Year:   1/1/98-12/31/98                           4.51%            10.10%

1 These results are a dollar weighted composite of tax-exempt, fully discretionary, separately managed accounts that are over $1 million in size and were under the Adviser's and its predecessor's management for at least 3 months. As of December 31, 1998, the composite consists of 67 accounts with $1.51 billion in assets (73% of tax-exempt equity assets and 42% of all equity assets) and has been calculated in accordance with standards set by the Association for Investment Management and Research (AIMR), since January 1, 1989. The Funds' performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts. The composite does not reflect all of the assets under the Adviser's management and may not accurately reflect the performance of all accounts it manages. The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Internal Revenue Code. All returns reflect the deduction of advisory fees, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for federal or state income taxes. The net effect of the deduction of the operating expenses of the Funds on the annualized performance, including the effect of compounding over time, may be substantial. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the federal securities law. In addition, the Fund's returns would be reduced to the extent their fees and expenses are higher than the fees and expenses incurred by the private accounts.
2 As of the latest reconstitution, the average market capitalization of the Russell Midcap Index was approximately $6.52 billion; the median market capitalization was approximately $2.78 billion. The larger company in the index had an approximate market capitalization of $26.78 billion.

FUND MANAGERS
The  day-to-day  management  of the Large Cap  Value  Series,  the Mid Cap Value
Series and the Small Cap Value Series is shared by a team of individuals employed by the CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the management of each of these Series. In addition, Kevin M. Chin and Adam L. Starr are part of the team responsible for the management of Large Cap Value Fund; Michael A. Prober is part of the team responsible for the management of Mid Cap Value Fund; and Scott L. Scher and Christopher S. Fox are part of the team responsible for the management of Small Cap Value Fund. Each fund manager's business experience and educational background is as follows:

RONALD H. MCGLYNN President and Chief Executive Officer since 1983 and Co-Chief Investment Officer of the CRM. He has been with the CRM for twenty-five years and is responsible for investment policy, portfolio management and investment research. Prior to his association with the CRM, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA Executive Vice President since 1989 and Director of Research and Co-Chief Investment Officer of the CRM. He has been with the CRM for twelve years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

MICHAEL A. PROBER Vice President of the CRM since 1993 where he is responsible for investment research. Prior to joining the CRM in 1993, he worked in corporate finance and commercial banking at Chase Manhattan Bank and as a Research Analyst for Alpha Capital Venture Partners. Mr. Prober received a B.B.A. from the University of Michigan and an M.M. from the Northwestern University J.L. Kellogg Graduate School of Management.

SCOTT L. SCHER, CFA Vice President of the CRM since 1995 where he is responsible for investment research. Prior to joining the CRM in 1995, he worked as an analyst/portfolio manager at The Prudential from 1988. Mr. Scher received a B.A. from Harvard College, an M.B.A. from Columbia Business School and is a Chartered Financial Analyst.

KEVIN M. CHIN Vice President at CRM. Kevin joined CRM in 1989 and is responsible for Investment research. Formerly, Kevin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

CHRISTOPHER S. FOX, CFA joined CRM in 1999 as a Vice President and has over fifteen years experience in the Investment business. In 1995 Chris co-founded Schaenen Fox Capital Management, LLC, a hedge fund with small cap value investments. He previously was at Schaenen Wood & Associates, Inc. as Vice President and Senior Manager/Analyst; Chemical Bank's Private Banking Division as a portfolio manager and analyst; and Drexel Burnham Lambert, Inc. as a financial analysts. Chris earned a B.A. in Economics from the State University of New York at Albany and an MBA in Finance from New York University's Stern School of Business.

ADAM L. STARR joined CRM in 1999 as a Vice President and is responsible for investment research. Prior to CRM he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC. Previously he was an Analyst and Portfolio Manager at Charter Oak Partners and First Manhattan Company. Adam earned an MBA from Columbia University.

SERVICE PROVIDERS
The chart below provides information on the Funds' primary service providers.

Asset                                                      Shareholder
Managment                                                  Services
-----------------------------                              ---------------------
     INVESTMENT ADVISER                                       TRANSFER AGENT
CRAMER ROSENTHAL MCGLYNN, LLC                                    PFPC, Inc
  707 WESTCHESTER AVENUE                                   400 BELLEVUE PARKWAY
  WHITE PLAINS, NY 10604                                   WILMINGTON, DE 19809

                                                           Handles shareholder
                                                            services, including
                                                             recordkeeping and
                                                            statements, payment
                                                            of distribution and
Manages each Fund's business                               processing of buy and
 and investment activities.                                    sell requests.
-----------------------------                              ---------------------
                               -------------------
                               CRM LARGE CAP VALUE
                                CRM MID CAP VALUE
                               CRM SMALL CAP VALUE
                               -------------------

Fund                                                 Asset
Operations                                           Safe Keeping
-------------------------------                      ---------------------------
     ADMINISTATOR AND                                         CUSTODIAN
     ACCOUNTING AGENT
         PFPC INC.                                        PFPC TRUST COMPANY
    400 BELLEVUE PARKWAY                                   200 STEVENS DRIVE
   WILMINGTON, DE   19809                                  LESTER, PA 19113


Provides facilities, equipmnent                       Hold's each Fund's assets,
and personnel to carry out                           settle all portfolio trades
administrative services related                        and collect most of the
to each Fund and calculates                          valuation data required for
each Fund's NAV per share and                        calculating each Fund's NAV
     distributions.                                           per share.
-------------------------------                      ---------------------------

                               Distribution
                         -------------------------------
                                   DISTRIBUTOR
                          PROVIDENT DISTRIBUTORS, INC.
                           FOUR FALLS CORPORATE CENTER
                           WEST CONSHOHOCKEN, PA 19428

                         Distributes each Fund's shares.
                         -------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
The Funds value their assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc. determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

     PLAIN TALK
--------------------------------------------------------------------------------
     WHAT IS THE NET ASSET VALUE or "NAV"?
                         NAV = Assets - Liabilities
                               ---------------------
                                Outstanding Shares

--------------------------------------------------------------------------------

PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.

Shares will not be priced on those days the Funds are closed. As of the date of this prospectus, those days are:

New Year's Day                Memorial Day Independence Day     Veterans Day
Martin Luther King, Jr. Day   Labor Day                         Thanksgiving Day
President's Day               Columbus Day                      Christmas Day
Good Friday

PURCHASE OF SHARES
    PLAIN TALK
--------------------------------------------------------------------------------
    HOW TO PURCHASE SHARES:
    [BULLET] Directly by mail or by wire
    [BULLET] As a client of a Third Party
--------------------------------------------------------------------------------

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Fund's Investor and Institutional class shares is $10,000 and $1,000,000, respectively. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional share accounts. Additional investments may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution, a "Third Party." The policies and fees charged by the Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

                  REGULAR MAIL:                 OVERNIGHT MAIL:
                  CRM Funds                     CRM Funds
                  c/o PFPC Inc.                 c/o PFPC Inc.
                  P.O. Box ____                 400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899          Wilmington, DE 19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) ______ for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
    PLAIN TALK
--------------------------------------------------------------------------------
    HOW TO REDEEM (SELL) SHARES:
    [BULLET] By mail
    [BULLET] By telephone
--------------------------------------------------------------------------------

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  REGULAR MAIL:                OVERNIGHT MAIL:
                  CRM Funds                    CRM Funds
                  c/o PFPC Inc.                c/o PFPC Inc.
                  P.O. Box ____                400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899         Wilmington, DE 19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature, as the shareholder, by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $10,000 for Investor share accounts $1,000,000 for Institutional share accounts ($2000 for IRAs or automatic investment plans), the Fund may ask you to increase your balance. If the account value is still below such amounts after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions in kind" - payments of redemption proceeds in fund securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES
     PLAIN TALK
--------------------------------------------------------------------------------
     WHAT IS AN EXCHANGE OF SHARES?
     An exchange of shares allows you to move your money from one fund to another fund within a family of funds.
--------------------------------------------------------------------------------

You may exchange all or a portion of your shares in a Fund for the same class of shares of certain other CRM Funds. These other Funds are the:

CRM Prime Money Market Fund
CRM Tax-Exempt Fund
CRM Intermediate Bond Fund
CRM Municipal Bond Fund
CRM Large Cap Value Fund
CRM Mid Cap Value Fund
CRM Small Cap Value Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $10,000 for Investor share accounts or $1,000,000 for Institutional share accounts.

To obtain prospectuses of the other Funds, you may call (800) ______ . To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Prospectus shares to be acquired through such exchange may be legally made.

DIVIDENDS AND OTHER DISTRIBUTIONS
     PLAIN TALK
--------------------------------------------------------------------------------
     WHAT IS NET INVESTMENT INCOME?
     Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
--------------------------------------------------------------------------------

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from the net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES
FEDERAL INCOME TAX: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, when designated as such, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

SHARE CLASS
Each Fund issues Investor and Institutional share classes, which classes have different minimum investment requirements and fees. Institutional shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Other investors investing $10,000 or more may purchase Investor shares.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) ______
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                          PLEASE CALL 1-(800)-_______.






The investment company registration number is 811-08648.

                         THE CRM INTERMEDIATE BOND FUND
                           THE CRM MUNICIPAL BOND FUND

================================================================================


                         PROSPECTUS DATED _______, 1999

This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Funds:
(BULLET) are not bank deposits

(BULLET) are not obligations of, or guaranteed or endorsed by the Funds' investment adviser, Wilmington Trust Company, or any of its affiliates

(BULLET) are not federally insured

(BULLET) are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency

(BULLET) are not guaranteed to achieve their goal(s)

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES,    FUND DESCRIPTION
RISKS, EXPENSES AND FINANCIAL       Summary....................................3
HISTORY OF EACH FUND.               Performance Information....................4
                                    Fees and Expenses..........................5
                                    Investment Objectives......................7
                                    Primary Investment Strategies..............7
                                    Additional Risk Information...............10

DETAILS ABOUT THE SERVICE           MANAGEMENT OF THE FUND
PROVIDERS.                          Investment Adviser........................13
                                    Service Providers.........................14

POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND            Pricing of Shares.........................16
CLOSING AN ACCOUNT IN ANY OF        Purchase of Shares........................16
THE FUNDS.                          Redemption of Shares......................18
                                    Exchange of Shares........................19
                                    Dividends and Distributions...............20
                                    Taxes.....................................20

DETAILS ON THE FUNDS'               DISTRIBUTION ARRANGEMENTS
SHARE CLASSES AND MASTER/           Master/Feeder Structure...................21
FEEDER ARRANGEMENTS.                Share Classes.............................21

                                    FOR MORE INFORMATION..............BACK COVER

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                           CRM INTERMEDIATE BOND FUND
                             CRM MUNICIPAL BOND FUND

FUND DESCRIPTION
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.
--------------------------------------------------------------------------------

SUMMARY
Investment Objective   (BULLET) The  INTERMEDIATE  BOND  FUND seeks a high total
                                return,  consistent   with  high current income.
                       (BULLET) The MUNICIPAL BOND FUND seeks a  high  level  of
                                income exempt from federal income tax, consistent with the preservation of capital.
--------------------------------------------------------------------------------
Investment Focus       (BULLET) Fixed income securities
--------------------------------------------------------------------------------
Share Price Volatility (BULLET) Moderate
--------------------------------------------------------------------------------
Principal Investment   (BULLET) Each  Fund  operates  as a "feeder fund,"  which
Strategy means that a Fund does not buy individual securities directly. Instead, the Funds invest in a corresponding mutual fund or "master fund," which in turn purchases investment securities. Each Fund invests all of its assets in a master fund which is a separate series of another mutual fund. The Funds and their corresponding Series have the same investment objectives, policies and limitations.
                       (BULLET) The  INTERMEDIATE   BOND  FUND  invests  in  the
                                Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.
                       (BULLET) The MUNICIPAL BOND FUND invests in the Municipal
                                Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.
--------------------------------------------------------------------------------
Principal Risks        (BULLET) An  investment  in a Fund is  not  a  deposit of
                                Wilmington Trust Company, the Funds' investment adviser, or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                       (BULLET) It is  possible to lose money  by investing in a
                                Fund.
                       (BULLET) The fixed  income securities  in which the Funds
                                invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down.
                       (BULLET) The performance of a Fund will depend on whether
                                or not the adviser is successful in pursuing an investment strategy.
                       (BULLET) The Funds are also subject to other risks, which
                                are    described    under    "Additional    Risk
                                Information."
--------------------------------------------------------------------------------
Investor Profile       (BULLET) Investors who want income from their investments
                                without the volatility of an  equity  portfolio.
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS TOTAL RETURN?
         Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.
--------------------------------------------------------------------------------

                           CRM INTERMEDIATE BOND FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund and for its predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to July 1, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Intermediate Bond Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

[INSERT BAR CHART]


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS OF SHAREHOLDER SERVICING FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
--------------------------------------------------------------------------------

                           BEST QUARTER      WORST QUARTER
                               6.54%            -3.41%
                          (June 30, 1995)   (March 31, 1994)

Institutional Shares                                             SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98            1 YEAR 5 YEAR   (DECEMBER 1990)
-------------------------------------            ------ ------   ---------------
Intermediate Bond Fund                            8.73%  6.56%        8.03%
Merrill Lynch U.S. Treasury Master Index*        10.03%  7.22%        8.60%
Lehman Intermediate Government/Corporate Index**  9.47%  7.30%        8.87%

-------------------------
* The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.
** The Lehman Intermediate Government/Corporate Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities no less than 1 year.

                             CRM MUNICIPAL BOND FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[INSERT BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES NOT REFLECT DEDUCTIONS OF SHAREHOLDER SERVICING FEES. IF SUCH AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS.

                           BEST QUARTER      WORST QUARTER
                                  5.86%         -4.79%
                         (March 31, 1995)  (March 31, 1994)

Institutional Shares                                           SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/98         1 YEAR  5 YEAR  (NOVEMBER 1, 1993)
-------------------------------------         ------  ------  ------------------
Municipal Bond Fund                            5.24%   5.00%        5.11%
Merrill Lynch Intermediate Municipal Index*    6.27%   5.76%        5.71%

-------------------------
* The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 0 to 22 years.

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS YIELD?
         Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The yield is expressed as a percentage of the offering price per share on a specified date.
--------------------------------------------------------------------------------

               You may call (800) ____ to obtain a Fund's  current yield.

FEES AND EXPENSES
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. Each Fund's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Fund assets.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

INSTITUTIONAL SHARES
 ANNUAL FUND OPERATING                        Intermediate             Municipal
 EXPENSES (EXPENSES THAT ARE DEDUCTED           Bond Fund              Bond Fund
 FROM FUND ASSETS)1                             ---------              ---------
 Management fees                                  0.35%                  0.35%
 Distribution (12b-1) fees                        0.00%                  0.00%
 Other expenses                                    ___%                   ___%
 TOTAL ANNUAL OPERATING EXPENSES 2                 ___%                   ___%
 Waivers/reimbursements                            ___%                   ___%
 Net annual operating expenses                    0.55%                  0.75%

----------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.
2 For Institutional shares, Cramer Rosenthal McGlynn LLC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.55% for the Intermediate Bond Fund and 0.75% for the Municipal Bond Fund. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Funds' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.

INVESTOR SHARES
 ANNUAL FUND OPERATING                           Intermediate          Municipal
 EXPENSES (EXPENSES THAT ARE DEDUCTED              Bond Fund           Bond Fund
 FROM FUND ASSETS) 1                               ---------           ---------
 Management fees                                      0.35%              0.35%
 Distribution (12b-1) fees                             ___%               ___%
 Other expenses                                        ___%               ___%
 Shareholder Servicing fees                           0.25%              0.25%
 TOTAL ANNUAL OPERATING EXPENSES 2                     ___%               ___%
 Waivers/reimbursements                                ___%               ___%
 Net annual operating expenses                        0.80%              1.00%

-----------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.
2 For Investor shares, Cramer Rosenthal McGlynn LLC has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses for Investor shares exceed 0.80% for the Intermediate Bond Fund and 1.00% for the Municipal Bond Fund. This waiver will remain in place until the Board of Trustees approves its termination. The management fees, other expenses and total annual operating expenses reflected in the table above are based on the Funds' actual expenses for the fiscal year ended June 30, 1999, adjusted to reflect current fee arrangements.

EXAMPLE
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
(BULLET) you reinvested all dividends and other distributions
(BULLET) the average annual return was 5%
(BULLET) the Fund's maximum (without regard to waivers or expenses) total operating expenses are charged and remain the same over the time periods

(BULLET) you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES      1 YEAR         3 YEARS         5 YEARS       10 YEARS
--------------------      ------         -------         -------       --------
Intermediate Bond Fund     $67             $211           $368           $822
Municipal Bond Fund        $98             $306           $531          $1178

INVESTOR SHARES           1 YEAR         3 YEARS         5 YEARS       10 YEARS
---------------           ------         -------         -------       --------
Intermediate Bond Fund      $               $               $             $
Municipal Bond Fund         $               $               $             $

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF A FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVES

The INTERMEDIATE BOND FUND seeks a high total return, consistent with high current income. The MUNICIPAL BOND Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT ARE FIXED INCOME SECURITIES?
         Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence, the term "fixed income" security.
--------------------------------------------------------------------------------

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT ARE INVESTMENT GRADE SECURITIES?
         Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service.
--------------------------------------------------------------------------------

The INTERMEDIATE BOND FUND invests its assets in the Intermediate Bond Series, which:
(BULLET) will invest at least 85% of its total assets in various types of investment grade fixed income securities;

(BULLET) may invest up  to 10% of its  total assets  in  investment  grade fixed income securities of foreign issuers; and (BULLET) will, as a matter of fundamental policy, maintain an intermediate average duration. The average dollar-weighted duration of securities held by the Intermediate Bond Series will normally fall within a range of 5 to 7 years.

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS DURATION?
         Duration measures the sensitivity of fixed income securities held by a Fund to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.
--------------------------------------------------------------------------------

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT ARE MUNICIPAL SECURITIES?
         Municipal securities are bonds issued by state and local governments to raise money for their activities.
--------------------------------------------------------------------------------

The MUNICIPAL BOND FUND invests its assets in the Municipal Bond Series, which:
(BULLET) will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified fund of municipal securities that provide interest that is exempt from federal income tax;
(BULLET) may invest up to 20% of its net assets in other  types of fixed  income securities that provide income that is subject to federal tax; and (BULLET) will, as a matter of fundamental policy, maintain an intermediate average duration. The average dollar-weighted duration of securities held by the Municipal Bond Series will normally fall within a range of 4 to 8 years.

The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry. The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory. Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

SERIES COMPOSITION. The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income markets, the municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield, the income earned by the security, or their potential capital appreciation, the potential increase in the security's value, or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by the Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

         PLAIN TALK
--------------------------------------------------------------------------------
         CORPORATE BONDS VS. GOVERNMENT BONDS:
         Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.
--------------------------------------------------------------------------------

The Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

--------------------------------------------------------------------------------
                                           INTERMEDIATE BOND      MUNICIPAL BOND
--------------------------------------------------------------------------------
Asset-Backed Securities                      (CHECK MARK)
--------------------------------------------------------------------------------
Bank Obligations                             (CHECK MARK)
--------------------------------------------------------------------------------
Corporate Bonds, Notes and Commercial Paper  (CHECK MARK)
--------------------------------------------------------------------------------
Mortgage-Backed Securities                   (CHECK MARK)
--------------------------------------------------------------------------------
Municipal Securities                         (CHECK MARK)         (CHECK MARK)
--------------------------------------------------------------------------------
Obligations Issued By Supranational Agencies (CHECK MARK)
--------------------------------------------------------------------------------
U.S. Government Obligations                  (CHECK MARK)
--------------------------------------------------------------------------------

Each  Series  also may use  other  strategies  and  engage  in other  investment practices, which are described in detail in our Statement of Additional Information. The investments and strategies listed above and described throughout this prospectus are those that we use under normal market conditions.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that apply to your investment in a Fund. Further information about investment risks is available in our Statement of Additional Information:
(BULLET)CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
(BULLET)FOREIGN SECURITY RISK: The risk of  losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country (Intermediate Bond Fund only).
(BULLET)INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield earned by a Series will vary with changes in interest rates.
(BULLET)LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.
(BULLET)LIQUIDITY  RISK:  The risk  that certain  securities may be difficult or impossible to sell at the time and the price that the seller would like. (BULLET)MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.
(BULLET)MASTER/FEEDER  RISK: The master/feeder  structure is relatively  new and more complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications.
(BULLET)OPPORTUNITY  RISK: The risk of missing out on an investment  opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
(BULLET)PREPAYMENT  RISK:  The risk  that a debt  security  may be  paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
(BULLET)VALUATION  RISK:  The risk that a  Series  has  valued  certain  of  its securities at a higher price than it can sell them for.
(BULLET)YEAR 2000 READINESS RISK: Like other organizations around the world, the
        Series could be adversely affected if the computer systems used by their various service providers ( or the market in general ) do not properly operate after January 1, 2000. The Series are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Series.

     Additionally, if a company in which a Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. The Series' adviser will rely on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The adviser is not able to audit any company and its major suppliers to verify their year 2000 readiness.

MANAGEMENT OF THE FUNDS
The Board of Trustees for each Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS AN INVESTMENT ADVISER?
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
--------------------------------------------------------------------------------

Wilmington Trust Company, the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. WTC owns a controlling interest in Cramer Rosenthal McGlynn, LLC, the Funds' sponsor. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. Under an advisory agreement, WTC, subject to the supervision of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In addition to serving as investment adviser for the Series, WTC is engaged in a variety of investment advisory activities, including the management of other mutual funds and collective investment pools.

Under the advisory agreement, each Series pays a monthly fee to WTC at the annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets over $2 billion. For the twelve months ended June 30, 1999, WTC received the following fees (after fee waivers) as a percentage of each Series' average daily net assets for investment advisory services:

Intermediate Bond Series                             %
Municipal Bond Series                                %

FUND MANAGERS
Eric K.  Cheung,  Vice  President  and  Manager of the Fixed  Income  Management
Division,  Clayton  M.  Albright,  III,  Vice  President  of  the  Fixed  Income
Management Division and Dominick J. D'Eramo, CFA, Vice President of the Fixed Income Management Division, all of the Asset Management Department of WTC, are primarily responsible for the day-to-day management of the Short/Intermediate Bond Series and the Intermediate Bond Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined WTC. In 1991, he became the Division Manager for all fixed income products. Mr. Albright has been employed at WTC since 1976. In 1987, he joined the Fixed Income Management Division and since then has specialized in the management of intermediate and long-term fixed income portfolios. Mr. D'Eramo began his career with WTC in 1986 as a fixed-income trader and was promoted to portfolio manager in 1990.

Lisa More, Assistant Vice President of Credit Research and Municipal Trading within the Fixed Income Management Divisions of Asset Management Department of WTC is primarily responsible for the day-to-day management of the municipal Bond Portfolio. Mrs. More has been employed at WTC since 1988. In 1990, she joined the Fixed Income Division specializing in the management of municipal income portfolios.

SERVICE PROVIDERS

The chart below provides information on the Funds' primary service providers.

Asset                                       Shareholder
Management                                  Services
---------------------------------           ------------------------------------

      INVESTMENT ADVISER                             TRANSFER AGENT
   WILMINGTON TRUST COMPANY                             PFPC INC.
     RODNEY SQUARE NORTH                           400 BELLEVUE PARKWAY
    1100 N. MARKET STREET                          WILMINGTON, DE 19809
  WILMINGTON, DE 19890-0001

                                             Handles shareholder services,
                                             including recordkeeping and
 Manages each Fund's business and            statements, payment of distribution
 investment activies.                        and processing of buy and sell
                                                       request.

---------------------------------           ------------------------------------

                           --------------------------

                             CRM INTERMEDIATE BOND

                               CRM MUNICIPAL BOND

                           --------------------------

Fund                                        Asset
Operations                                  Safe Keeping
---------------------------------           ------------------------------------

     ADMINISTRATOR AND                                    CUSTODIAN
     ACCOUNTING AGENT                                PFPC TRUST COMPANY
        PFPC INC.                                    200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                               LESTER, PA 19113
   WILMINGTON, DE 19809


Provides facilities, equipment               Hold each Fund's assets, settle all
  and personnel to carry out                  portfolio trades and collect most
administrative services related              of the valuation data required for
to each Fund and calculates each               calculating each Fund's NAV per
   Fund's NAV per share and                                 share.
        distributions.

---------------------------------           ------------------------------------

                        Distribution
                        -------------------------------

                                  DISTRIBUTOR
                           PROVIDENT DISRIBUTORS INC.
                          FOUR FALLS CORPORATE CENTER
                          WEST CONSHOHOCKEN, PA 19428


                        Distributes each Fund's shares.

                        -------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
The Funds value their assets based on current market value when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Series' Board of Trustees.

The assets held by the Intermediate Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share.

         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares
--------------------------------------------------------------------------------

PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.

Shares will not be priced on those days the Funds are closed. As of the date of this prospectus, those days are:

     New Year's Day                     Memorial Day       Veterans Day
     Martin Luther King, Jr. Day        Independence Day   Thanksgiving Day
     President's Day                    Labor Day          Christmas Day
     Good Friday                        Columbus Day

PURCHASE OF SHARES
         PLAIN TALK
--------------------------------------------------------------------------------
         HOW TO PURCHASE SHARES:
         (BULLET) Directly by mail or by wire
         (BULLET) As a client of a Third Party
--------------------------------------------------------------------------------

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Fund's Investor and Institutional class shares is $10,000 and $1,000,000, respectively. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional share accounts. Additional investments may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Third Party"). You should also be aware that you may be charged a fee by the Third Party in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at a Third Party, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

                  REGULAR MAIL:                 OVERNIGHT MAIL:
                  CRM Funds                     CRM Funds
                  c/o PFPC Inc.                 c/o PFPC Inc.
                  P.O. Box ____                 400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899          Wilmington, DE 19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) _____for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA) or an automatic investment plan or a payroll investment plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
--------------------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         (BULLET)  By mail
         (BULLET)  By telephone
--------------------------------------------------------------------------------

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following acceptance by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt and acceptance. Amounts redeemed by wire are normally wired on the date of receipt and acceptance of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt and acceptance. If you purchased your shares through an account at a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  REGULAR MAIL:                OVERNIGHT MAIL:

                  CRM Funds                    CRM Funds
                  c/o PFPC Inc.                c/o PFPC Inc.
                  P.O. Box ____                400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899         Wilmington, DE 19809

BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $10,000 for Investor shares or $1,000,000 for Institutional shares ($2,000 for IRAs or automatic investment plans), the Fund may ask you to increase your balance. If the account value is still below such amounts after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make "redemptions in kind" - payments of redemption proceeds in fund securities rather than cash - if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS AN EXCHANGE OF SHARES?
         An exchange of shares allows you to move your money from one fund to another fund within a family of funds.
--------------------------------------------------------------------------------

You may exchange all or a portion of your shares in a Fund for the same class of shares of certain other Funds. These other Funds are:

          CRM Prime Money Market Fund
          CRM Tax-Exempt Fund
          CRM Intermediate Bond Fund
          CRM Municipal Bond Fund
          CRM Large Cap Value Fund
          CRM Mid Cap Value Fund
          CRM Small Cap Value Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $10,000 for Investor share accounts or $1,000,000 for Institutional share accounts.

To obtain prospectuses of the other CRM Funds, you may call (800) _____. To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in a trust account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the CRM Fund shares to be acquired through such exchange may be legally made.

DIVIDENDS AND OTHER DISTRIBUTIONS
         PLAIN TALK
--------------------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends (and, in the case of the Municipal Bond Fund, market discount on tax-exempt securities) earned by a fund on its investments less accrued expenses.
--------------------------------------------------------------------------------

As a shareholder of a Fund, you are entitled to receive dividends and other distributions arising from the net investment income and net realized gains, if any, earned on the investments held by the Fund. Generally, dividends are declared daily and paid monthly. Each Fund expects to distribute any net realized gains once a year. CRM Intermediate Bond Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

A distribution is payable to the shareholders of record at the time the distribution is declared (including holders of shares being redeemed, but excluding holders of shares being purchased). Shares become entitled to receive distributions on the day after the shares are issued.

Distributions are automatically reinvested and are paid in the form of additional Fund shares unless you have elected to receive the distributions in cash.

Any net capital gain realized by a Fund will be distributed at least annually.

Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax. The Funds' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.

Dividend distributions by the Municipal Bond Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Fund intends to distribute income that is exempt from federal income tax, though it may invest in a portion of its assets in securities that generate taxable income. Income exempt from federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Municipal Bond Fund may be taxable.

It is a taxable event for you if you sell or exchange shares of any Fund, including the Municipal Bond Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

SHARE CLASSES
Each Fund issues Investor and Institutional share classes, which classes have different minimum investment requirements and fees. Institutional shares are offered only to those investors who invest in a Fund through an intermediary (i.e., broker) or through a consultant and who invest

$1,000,000 or more or where related accounts total $1,000,000 or more when combined. Other investors investing $10,000 or more may purchase Investor shares.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on fund holdings and operating results for the Fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) _____
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL 1-(800)-_____.

The investment company registration number is 811-08648.

                         THE CRM PRIME MONEY MARKET FUND
                             THE CRM TAX EXEMPT FUND

================================================================================


                         PROSPECTUS DATED _______, 1999



This prospectus gives vital information about this money market mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that the Funds:
(BULLET) are not bank deposits
(BULLET) are not obligations of, or guaranteed or endorsed by the Funds'
         investment adviser, Wilmington Trust Company, or any of its affiliates (BULLET) are not federally insured
(BULLET) are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency
(BULLET) are not guaranteed to achieve their goal(s)
(BULLET) may not be able to maintain a stable $1 share price

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES,        FUND DESCRIPTION
RISKS, EXPENSES AND FINANCIAL           Summary................................3
HISTORY OF THE FUNDS.                   Performance Information................4
                                        Fees and Expenses......................5
                                        Investment Objective...................6
                                        Primary Investment Strategies..........6
                                        Additional Risk Information............7

DETAILS ABOUT THE SERVICE               MANAGEMENT OF THE FUNDS
PROVIDERS.                              Investment Adviser.....................9
                                        Service Providers.....................10

POLICIES AND INSTRUCTIONS FOR           SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND                Pricing of Shares.....................11
CLOSING AN ACCOUNT IN THE               Purchase of Shares....................11
FUNDS.                                  Redemption of Shares..................13
                                        Exchange of Shares....................15
                                        Distributions.........................15
                                        Taxes.................................16

DETAILS ON THE FUNDS' MASTER/           DISTRIBUTION ARRANGEMENTS
FEEDER ARRANGEMENT.                     Share Class...........................17
                                        Master/Feeder Structure...............17

                                        FOR MORE INFORMATION..........back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                         THE CRM PRIME MONEY MARKET FUND
                             THE CRM TAX-EXEMPT FUND

FUND DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE MONEY MARKET FUNDS?
         Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.
         -----------------------------------------------------------------------

SUMMARY
Investment Objective         (BULLET)    The PRIME MONEY MARKET FUND seeks high
                                         current income, while preserving
                                         capital and liquidity.
                             (BULLET)    The TAX EXEMPT FUND seeks high current
                                         interest income exempt from federal
                                         income taxes while preserving
                                         principal.
--------------------------------------------------------------------------------
Investment Focus             (BULLET)    Money market instruments
--------------------------------------------------------------------------------
Share Price Volatility       (BULLET)    The Funds will strive to maintain a
                                         stable $1.00 share price.
--------------------------------------------------------------------------------

Principal Investment         (BULLET)    The Funds operate as "feeder funds"
Strategy                                 which means that the Funds do not buy
                                         individual securities directly.
                                         Instead, each Fund invests in a
                                         corresponding mutual fund or "master
                                         fund," which in turn purchases
                                         investment securities. The Funds invest
                                         all of their assets in master funds,
                                         which are separate series of another
                                         mutual fund. The Funds and
                                         corresponding Series have the same
                                         investment objective, policies and
                                         limitations.
                             (BULLET)    The PRIME MONEY MARKET FUND invests in
                                         the Prime Money Market Series, which
                                         invests in money market instruments,
                                         including bank obligations, high
                                         quality commercial paper and U.S.
                                         Government obligations.
                             (BULLET)    The TAX-EXEMPT FUND invests in the
                                         Tax-Exempt Series, which invests in
                                         high quality municipal obligations,
                                         municipal bonds and other instruments
                                         exempt from federal income tax.
                             (BULLET)    The Prime Money Market Fund, through
                                         its corresponding Series, may invest
                                         more than 25% of its total assets in
                                         the obligations of banks and finance
                                         companies.
--------------------------------------------------------------------------------
Principal Risks              (BULLET)    An investment in a Fund is not a
                                         deposit of Wilmington Trust Company,
                                         the Funds' investment adviser or any of
                                         its affiliates and is not insured or
                                         guaranteed by the Federal Deposit
                                         Insurance Corporation or any other
                                         government agency. Although each Fund
                                         seeks to preserve the value of your
                                         investment at $1.00 per share, it is
                                         possible to lose money by investing in
                                         a Fund.
                             (BULLET)    The obligations, in which the Funds
                                         invest through their corresponding
                                         Series, are subject to credit risk and
                                         interest rate risk. Typically, when
                                         interest rates rise, the market prices
                                         of debt securities go down.
                             (BULLET)    The performance of a Fund will depend
                                         on whether or not the adviser is
                                         successful in pursuing an investment
                                         strategy.
                             (BULLET)    The Funds are also subject to other
                                         risks, which are described under
                                         "Additional Risk Information."
--------------------------------------------------------------------------------
Investor Profile             (BULLET)    Conservative
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

                         THE CRM PRIME MONEY MARKET FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance is not necessarily an indicator of how the Fund will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE NOT REFLECTED, RETURNS WOULD BE HIGHER.

                         BEST QUARTER        WORST QUARTER
                                2.36%               0.70%
                       (June 30, 1998)     (June 30, 1993)


AVERAGE ANNUAL RETURNS AS OF 12/31/98         1 YEAR      5 YEARS       10 YEARS
Prime Money Market Fund                        5.17%       5.00%          5.46%

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS YIELD?
         Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The yield is expressed as a percentage of the offering price per share on a specified date.
         -----------------------------------------------------------------------

      You may call (800) ________ to obtain the Fund's current 7-day yield.

                             THE CRM TAX-EXEMPT FUND
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance is not necessarily an indicator of how the Fund will perform in the future.

[BAR CHART]

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM CALENDAR YEAR TO CALENDAR YEAR. THE BAR CHART DOES REFLECT DEDUCTIONS FOR RULE 12b-1 DISTRIBUTION FEES. IF SUCH AMOUNTS WERE NOT REFLECTED, RETURNS WOULD BE HIGHER.

                         BEST QUARTER        WORST QUARTER
                                1.61%                0.47%
                       (June 30, 1989)     (March 31, 1994)

AVERAGE ANNUAL RETURNS AS OF 12/31/98         1 YEAR      5 YEARS       10 YEARS
Tax-Exempt Fund                                2.98%       3.00%          3.54%

      You may call (800) ________ to obtain the Fund's current 7-day yield.

FEES AND EXPENSES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE MUTUAL FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


INSTITUTIONAL SHARES
ANNUAL FUND OPERATING                        THE PRIME MONEY      THE TAX-EXEMPT
EXPENSES (EXPENSES THAT ARE                    MARKET FUND             FUND
ARE DEDUCTED FROM FUND                       ---------------      --------------
ASSETS) 1
Management fees                                   0.47%               0.47%
Distribution (12b-1) fees                          None                None
Other expenses                                      %                   %
TOTAL ANNUAL OPERATING EXPENSES                     %                   %
Waivers/reimbursements                              %                   %
Net annual operating expenses                       %                   %
-------------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series in which the Fund invests.

INVESTOR SHARES
ANNUAL FUND OPERATING                        THE PRIME MONEY      THE TAX-EXEMPT
EXPENSES (EXPENSES THAT ARE                    MARKET FUND             FUND
ARE DEDUCTED FROM FUND                       ---------------      --------------
ASSETS) 1
Management fees                                   0.47%               0.47%
Distribution (12b-1) fees                         0.00%               0.00%
Other expenses                                      %                   %
Shareholder Servicing fees                        0.25%               0.25%
TOTAL ANNUAL OPERATING EXPENSES                     %                   %
Waivers/reimbursements                              %                   %
Net annual operating expenses
-------------------------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series in which the Fund invests.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
(BULLET)   you reinvested all dividends;
(BULLET)   the average annual return was 5%;

(BULLET) the Fund's maximum total operating expenses are charged and remain the same over the time periods; and

(BULLET)   you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
 INSTITUTIONAL SHARES          1 YEAR       3 YEARS        5 YEARS      10 YEARS
                               ------       -------        -------      --------
 Prime Money Market Fund        $57           $179          $313          $701
 Tax-Exempt Fund                $60           $189          $329          $738

 Investor Shares               1 YEAR       3 YEARS        5 YEARS      10 YEARS
                               ------       -------        -------      --------
 Prime Money Market Fund        $___          $___          $___          $___
 Tax-Exempt Fund                $___          $___          $___          $___

THE ABOVE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

INVESTMENT OBJECTIVE
(BULLET) The PRIME MONEY MARKET FUND seeks a high level of current income consistent with the preservation of capital and liquidity.
(BULLET) The TAX-EXEMPT FUND seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of principal.

The investment objectives for each Fund may not be changed without shareholder approval. Each of the Funds is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
The PRIME MONEY MARKET FUND invests its assets in the Prime Money Market Series, which in turn invests in:
(BULLET) U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;
(BULLET)   high quality commercial paper and corporate obligations;
(BULLET) U.S. Government obligations, which are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(BULLET)   high quality municipal securities; and
(BULLET) repurchase agreements that are fully collateralized by the U.S. Government obligations.

The TAX-EXEMPT FUND invests its assets in the Tax-Exempt Series, which in turn invests in:
(BULLET)   high quality municipal obligations and municipal bonds;
(BULLET)   floating and variable rate obligations;
(BULLET)   participation interests;

(BULLET)   high quality tax-exempt commercial paper; and
(BULLET)   high quality short-term municipal notes.

The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax.

High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSRO, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

The Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in our Statement of Additional Information:
(BULLET) CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
(BULLET) FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.
(BULLET) INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Fund will vary with changes in interest rates.
(BULLET) MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.
(BULLET) MASTER/FEEDER RISK: The Funds' master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications.
(BULLET) PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
(BULLET) YEAR 2000 COMPLIANCE RISK: Like other organizations around the world, the Funds could be adversely affected if the computer systems used by its various service providers (or the market in general) do not properly operate after January 1, 2000. The Funds are taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Funds.

           Additionally, if a company in which a Series is invested is adversely affected by Year 2000 Problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of a Series' holdings may have a similar impact on the price of the Series' shares. The Series' adviser will rely on public filings and other statements by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The adviser is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

MANAGEMENT OF THE FUND
The Board of Trustees for each Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INVESTMENT ADVISER?
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

INVESTMENT ADVISER
Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation. WTC owns a controlling interest in Cramer Rosenthal McGlynn, LLC, the Fund's sponsor. RSMC also provides asset management services to collective investment funds maintained by WTC. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations.

The Prime Money Market Series and the Tax-Exempt Series each pays a monthly fee to RSMC at the annual rate of 0.47% of the Series' first $1 billion of average daily net assets; 0.43% of the Series' next $500 million of average daily net assets; 0.40% of the Series' next $500 million of average daily net assets; and 0.37% of the Series' average daily net assets in excess of $2 billion, as determined at the close of business on each day throughout the month. For the twelve months ended June 30, 1999, the Prime Money Market Series and the Tax-Exempt Series paid RSMC ___% and ___%, respectively, for its services as investment adviser. Out of its fee, RSMC makes payments to PFPC Inc. for the provision of administration, accounting and transfer agency services and to PFPC Trust Company for provision of custodial services.

SERVICE PROVIDERS
The chart below provides information on the Fund's primary service providers.

Asset                                                       Shareholder
Management                                                  Services
--------------------------------     -------------------------------------------
     INVESTMENT ADVISER                              TRANSFER AGENT
 RODNEY SQUARE MANAGEMENT CORP.                         PFPC INC.
     RODNEY SQUARE NORTH                          400 BELLEVUE PARKWAY
    1100 N. MARKET STREET                        WILMINGTON, DE  19809
   WILMINGTON, DE 19890-0001

Manages the Fund's business and         Handles shareholder services, including
investment activities.                  recordkeeping and statements, payment of
                                     distribution and processing of buy and sell
                                                        requests.
--------------------------------     -------------------------------------------

                                 --------------
                                    CRM PRIME
                                  MONEY MARKET
                                        &
                                 CRM TAX-EXEMPT
                                 --------------


Fund                                         Asset
Operations                                   Safe Keeping
--------------------------------------       -----------------------------------
  ADMINISTRATOR AND                                    CUSTODIAN
  ACCOUNTING AGENT
      PFPC INC.                                     PFPC TRUST COMPANY
 400 BELLEVUE PARKWAY                               200 STEVENS DRIVE
 WILMINGTON, DE  19809                              LESTER, PA  19113

Provides facilities, equipment and              Hold the Fund's assets, settle
personnel to carry out administrative         all portfolio trades and collect
services related to the Fund and             most of the valuation data required
calculates the Fund's NAV per share             for calculating the Fund's NAV
       and distributions.                                 per share.
--------------------------------------       -----------------------------------

                         Distribution
                         ------------------------------
                                  DISTRIBUTOR
                          PROVIDENT DISTRIBUTORS INC.
                           FOUR FALLS CORPORATE CENTER
                          WEST CONSHOHOCKEN, PA 19428

                         Distributes the Fund's shares.
                         ------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
Each Fund uses its best effort to maintain its $1 constant share price and values its securities at cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares
         -----------------------------------------------------------------------

PFPC determines the NAV per share of each Fund, as of 12:00 p.m. Eastern Time for the Tax-Exempt Fund and as of 2:00 p.m. Eastern Time for the Prime Money Market Fund, on each Business Day (a day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.

Shares will not be priced on those days the Funds are closed. As of the date of this prospectus, those days are:

     New Year's Day                   Memorial Day           Veterans Day
     Martin Luther King, Jr. Day      Independence Day       Thanksgiving Day
     President's Day                  Labor Day              Christmas Day
     Good Friday                      Columbus Day

PURCHASE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO PURCHASE SHARES:
         (BULLET)     Directly by mail or by wire
         (BULLET)     As a client of a Third Party
         -----------------------------------------------------------------------

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in each Fund's Investor and Institutional class shares is $10,000 and $1,000,000, respectively. Each Fund, in its sole discretion, may waive the minimum initial amount to establish certain Institutional share accounts. Additional investments in any Fund may be made in any amount. You may purchase shares by mail or by wire, as specified below.

You may also purchase shares if you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Third Party") you may also purchase shares through such Third Party. You should also be aware that you may be charged a fee by the Third Party in connection with your investment in a Fund. If you wish to purchase Fund shares through your account at a Third Party, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

                  REGULAR MAIL:                  OVERNIGHT MAIL:
                  CRM Funds                      CRM Funds
                  c/o PFPC Inc.                  c/o PFPC Inc.
                  P.O. Box ____                  400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899           Wilmington, DE 19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) ________ for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Fund are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern Time for the Tax-Exempt Fund or on or before 2:00 p.m. Eastern Time for the Prime Money Market Fund. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. for the Tax-Exempt Fund or on or before 2:00 p.m. Eastern Time for the Prime Money Market Fund, or checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Fund are credited to your account as shares of the Fund immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA) or an automatic investment plan, please refer to the Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         (BULLET)     By mail
         (BULLET)     By telephone
         (BULLET)     By check
         -----------------------------------------------------------------------

You may sell your shares on any Business Day by mail, telephone or check, as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day (if received after 12:00 p.m. Eastern Time for the Tax-Exempt Fund or after 2:00 p.m. Eastern Time for the Prime Money Market Fund, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  REGULAR MAIL:                 OVERNIGHT MAIL:
                  CRM Funds                     CRM Funds
                  c/o PFPC Inc.                 c/o PFPC Inc.
                  P.O. Box ____                 400 Bellevue Parkway, Suite 108
                  Wilmington, DE 19899          Wilmington, DE 19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

BY CHECK: You may use the check writing option to redeem Fund shares by drawing a check for $500 or more against your Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "non-sufficient funds" and other returned checks. These charges will be paid automatically by redeeming an appropriate number of Fund shares. Each Fund and the Transfer Agency also reserve the right to terminate or alter the check writing service at any time. The Transfer Agent also reserves the right to impose a service charge in connection with the check writing service. If you are interested in the check writing service, contact the Transfer Agency for further information.

ADDITIONAL INFORMATION REGARDING REDEMPTION: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If the shares to be redeemed represent a recent investment made by a check, each Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $10,000 for Investor share accounts or $1,000,000 for Institutional share accounts ($2000 for IRAs or automatic investment plans), the Funds may ask you to increase your balance. If the account value is still below such amounts after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions in kind" - payments of redemption proceeds in fund securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of the Series' assets).

For additional information on other ways to redeem shares, please refer to the Statement of Additional Information.

EXCHANGE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN EXCHANGE OF SHARES?
         An exchange of shares allows you to move your money from one fund to another fund within a family of funds.
         -----------------------------------------------------------------------

You may exchange all or a portion of your shares in a Fund for the same class of shares of certain other CRM Funds. These other Funds are:

          CRM Prime Money Market Fund
          CRM Tax-Exempt Fund
          CRM Intermediate Bond Fund
          CRM Municipal Bond Fund
          CRM Large Cap Value Fund
          CRM Mid Cap Value Fund
          CRM Small Cap Value Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the Transfer Agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $10,000 for Investor share accounts or $1,000,000 for Institutional share accounts.

To obtain prospectuses of the other Funds, you may call (800) ________. To obtain more information about exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES
As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, are taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.

You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Fund so long as that Fund maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Fund intends to distribute income that is exempt from federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Fund may be taxable.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHARE CLASSES
The Funds issue Investor and Institutional share classes. Each class of the Funds has different minimum investment requirements and fees. Institutional shares are offered only to those investors who invest in the Fund through an intermediary (i.e., broker) or through a consultant AND who invest $1,000,000 or more or where related accounts, when combined total $1,000,000 or more. Other investors investing $10,000 or more may purchase Investor shares.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. The Funds are not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware  19809
(800) 254-3948
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-_______.


The investment company registration number is 811-08648.

                     THE ROXBURY LARGE CAP GROWTH PORTFOLIO

                                OF WT MUTUAL FUND
================================================================================

                          PROSPECTUS DATED______, 1999


This prospectus gives vital information about the Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved the Portfolio's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,   PORTFOLIO DESCRIPTION
RISKS AND EXPENSES OF THE          Summary.....................................3
PORTFOLIO.                         Fees and Expenses...........................4
                                   Adviser Prior Performance...................5
                                   Investment Objective........................7
                                   Primary Investment Strategies...............8
                                   Additional Risk Information.................9

DETAILS ABOUT THE SERVICE          MANAGEMENT OF THE PORTFOLIO
PROVIDERS.                         Investment Adviser.........................11
                                   Service Providers..........................11

POLICIES AND INSTRUCTIONS FOR      SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND           Pricing of Shares..........................13
CLOSING AN ACCOUNT IN THE          Selecting the Correct Class of Shares......13
PORTFOLIO.                         Sales Charges..............................14
                                   Sales Charge Reduction and Waivers.........16
                                   Purchase of Shares.........................17
                                   Redemption of Shares.......................19
                                   Distributions..............................20
                                   Taxes......................................20

DETAILS ON DISTRIBUTION PLANS,     DISTRIBUTION ARRANGEMENTS
DISTRIBUTION FEES AND THE          Rule 12b-1 fees............................21
PORTFOLIO'S MASTER/FEEDER          Master/Feeder Structure....................22
ARRANGEMENT.

                                   FOR MORE INFORMATION...............back cover


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                             THE ROXBURY LARGE CAP GROWTH PORTFOLIO

PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.
         -----------------------------------------------------------------------

SUMMARY
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT DOES "CAP" MEAN?
         Cap or the market capitalization of a company means the value of the company's common stock in the stock market.
         -----------------------------------------------------------------------

Investment Objective      (BULLET)  The  LARGE  CAP   GROWTH   PORTFOLIO   seeks
                                    superior long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus          (BULLET)  Equity (or related) securities
--------------------------------------------------------------------------------
Share Price Volatility    (BULLET)  Moderate to high
--------------------------------------------------------------------------------
Principal Investment      (BULLET)  The  Portfolio  operates as a "feeder  fund"
Strategy                            which  means  that  the  Portfolio  does buy
                                    individual securities directly.  Instead, it
                                    invests in a  corresponding  mutual  fund or
                                    "master   fund,"  which  in  turn  purchases
                                    investment securities. The Portfolio invests
                                    all of its assets in a master  fund which is
                                    a separate series of WT Investment  Trust I.
                                    The  Portfolio  and the Series have the same
                                    investment    objective,     policies    and
                                    limitations.
                          (BULLET)  The LARGE CAP  GROWTH  PORTFOLIO  invests in
                                    the LARGE CAP GROWTH SERIES which invests at
                                    least   65%  of  its   total   assets  in  a
                                    diversified  portfolio  of U.S.  equity  (or
                                    related)  securities of corporations  with a
                                    market  cap of $2 billion or more which also
                                    have  above  average   earnings   potential,
                                    compared  to  the  securities  market  as  a
                                    whole.
--------------------------------------------------------------------------------
Principal Risks           (BULLET)  It is possible to lose money by investing in
                                    the Portfolio.
                          (BULLET)  The  Portfolio's  share price will fluctuate
                                    in response  to changes in the market  value
                                    of the Portfolio's investments. Market value
                                    changes  result from  business  developments
                                    affecting  an  issuer  as  well  as  general
                                    market and economic conditions.
                          (BULLET)  Growth-oriented   investments  may  be  more
                                    volatile  than the  rest of the  U.S.  stock
                                    market as a whole.
                          (BULLET)  The performance of the Portfolio will depend
                                    on whether or not the adviser is  successful
                                    in pursuing an investment strategy.
                          (BULLET)  The Portfolio is subject to other risks that
                                    are   described   under   "Additional   Risk
                                    Information."
--------------------------------------------------------------------------------
Investor Profile          (BULLET)  Investors   who  want  the  value  of  their
                                    investment  to grow and who are  willing  to
                                    accept more  volatility for the  possibility
                                    of higher returns.
--------------------------------------------------------------------------------

FEES AND EXPENSES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

SHAREHOLDER  FEES (FEES PAID  DIRECTLY FROM
YOUR INVESTMENT)                             CLASS A     CLASS B(a)      CLASS C
                                             -------     ----------      -------
Maximum sales charge (load)                 6.00%(b)        None           None
imposed on purchases (as a
percentage of offering price)
Maximum deferred sales charge                None(c)      6.00%(d)       1.00(e)
Maximum sales charge imposed on               None          None           None
reinvested dividends (and other
distributions) (as a percentage of
amount invested)
Redemption fee (as a percentage of           None(g)        None           None
amount redeemed, if applicable)(f)
-------------------------
(a) Class B shares convert to Class A shares automatically at the beginning of the seventh year after purchase.
(b) Reduced for purchases of $25,000 and more. Class A purchases of $1,000,000 or more will not be subject to an initial sales charge.
(c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases of $1,000,000 or more that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.
(d) 6.00% during the first year, 5.00% during the second year, 4.00% during the third year; 3.00% during the fourth year, 2.00% during the fifth year and 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the beginning of the seventh year after purchase and thereafter will not be subject to a CDSC.
(e) Class C shares are subject to a 1.00% CDSC if redeemed within the first year after purchase.
(f) Shareholders effecting redemptions via wire transfer may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from redemption proceeds. Shareholders who request redemption checks to be sent by overnight mail may be required to pay a $10 fee that will be directly deducted from redemption proceeds. See "Redemption of Shares."
(g) Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM PORTFOLIO ASSETS)       CLASS A          CLASS B       CLASS C
                                          -------          -------       -------
Management fees                            0.55%            0.55%         0.55%
Distribution (12b-1) and service fees      0.00%            0.75%         0.75%
Other expenses                             0.55%            0.55%         0.55%
TOTAL ANNUAL OPERATING EXPENSES 1          1.10%            1.85%         1.85%
Waivers/reimbursements 2                    0.15%            0.15%         0.15%
Net expenses 2                             0.95%            1.70%         1.70%
-------------------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Large Cap Growth Series.
2 The adviser has agreed to reduce its fees and/or reimburse expenses to limit the combined total annual operating expenses to 0.95% (for Class A Shares) and 1.70% (for Class B shares and Class C shares). This waiver will remain in place until the Board of Trustees approves its termination.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:
(BULLET)  you reinvested all dividends and other distributions
(BULLET)  the average annual return was 5%
(BULLET) the Portfolio's maximum total operating expenses are charged and remain the same over the time periods
(BULLET)  you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

ROXBURY LARGE CAP GROWTH PORTFOLIO                 1 YEAR           3 YEARS
Class A 1                                           $705              $929
Class B                                             $188              $582
Class B (assuming complete redemption at            $777             $1,147
end of period)2
Class C                                             $188              $582
Class C (assuming complete redemption at            $97               $303
end of period)

1     Assumes deduction at time of purchase of maximum sales charge.
2     Assumes deduction at redemption of maximum deferred sales charge.

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADVISER PRIOR PERFORMANCE
The table below shows relevant performance data for the adviser and its predecessors' investment advisory accounts (the "Accounts") during the period April 1, 1986 through March

31, 1999, using the same investment approach specified for the Large Cap Growth Series under "Investment Objective" and "Primary Investment Strategies."

The results for the period April 1, 1986 through June 30, 1986 are the results of A.H. Browne & Company, the predecessor to Roxbury Capital Management, Inc., a California corporation. The results for the period July 1, 1986 through July 31, 1998 are the results of Roxbury Capital Management Inc., the predecessor to Roxbury Capital Management, LLC.

The Accounts constitute the accounts managed by the adviser (and its predecessors) that have an identical or substantially similar investment objective or investment approach as the Large Cap Growth Series and that met certain basic criteria as to minimum account value, discretionary status, tax-exempt status and period of management of more than one month. The Accounts were managed for tax-exempt clients and, therefore, may have been managed differently than for taxable clients. Large Cap Growth Series will be managed primarily for taxable investors. The Accounts were not subject to the same types of expenses to which the Portfolio is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940, or the Internal Revenue Code. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations. The adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Portfolio or the return you might achieve by investing in the Portfolio. You should not rely on the following performance data as an indication of future performance of the adviser or of the Portfolio.

                            TOTAL RETURN OF ACCOUNTS

--------------------------------------------------------------------------------

                              1 YEAR        3 YEARS        5 YEARS     10 YEARS
Average Annual Return for      ENDED         ENDED          ENDED        ENDED
the Periods Specified:        MAR. 31,      MAR. 31,       MAR. 31,     MAR. 31,
                               1999          1999           1999         1999
                              --------      --------       --------    ---------
The Accounts...............   31.57%        31.14%         26.51%       19.21%
S&P 500 Index..............   18.45%        28.07%         26.33%       18.94%


--------------------------------------------------------------------------------


Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflects both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts. Return figures are net of applicable fees and expenses (other than separate custody fees). As of April 1, 1995 the Accounts were valued daily.

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index

     (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

     SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Portfolio will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from the method used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

INVESTMENT OBJECTIVE
The LARGE CAP GROWTH PORTFOLIO and the Large Cap Growth Series seek superior long-term growth of capital.

For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in the securities comprising the S&P 500 Index that exceeds the return of the S&P 500 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
         -----------------------------------------------------------------------

The LARGE CAP GROWTH PORTFOLIO invests its assets in the Large Cap Growth Series, which, under normal market conditions, invest at least 65% of its total assets in the following equity (or related) securities:
(BULLET) common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics and, with respect to at least 65% of the Portfolio's total assets, have a market capitalization of $2 billion or higher at the time of purchase;
(BULLET) options on, or securities  convertible  (such as convertible  preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;
(BULLET) options on indexes of the common stock of U.S.  corporations  described above; and
(BULLET) contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stock of U.S. corporations described above, and options upon such futures contracts.

The adviser looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

The adviser also seeks to provide a greater margin of safety and stability in the Series. Superior earnings growth is expected to translate ultimately into superior compounding of returns. Additionally, several valuation tools are used to avoid over-paying for growth or chasing "hot" stocks. Over time, the adviser believes these favorable characteristics will produce superior returns with less risk than many growth styles.

The adviser's research team analyzes a broad universe of over 2,000 companies. Industry specialists search for high-quality companies growing at roughly double the market's average. Approximately 150 stocks pass these initial screens and are subject to thorough research. Dominant market share, strong financials, the power to price, significant free cash flow and shareholder-oriented management are critical variables.

Final purchase candidates are selected by the adviser's investment committee based on attractive risk/reward characteristics and diversification guidelines. Certain industries may be over or under-weighted by the adviser based upon favorable growth rates or valuation parameters.

The adviser attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. The adviser generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

The Series combines three distinct components, each of which is intended to enhance returns and add balance.


LARGE CAP GROWTH STOCKS (over $5 billion in total market cap) - Up to 100%, but not less than 65%, of the Series' total assets:

(BULLET)   Mature, predictable businesses
(BULLET)   Capital appreciation and income
(BULLET)   Highest liquidity


MEDIUM CAP GROWTH STOCKS (between $1 and $5 billion in total market cap) - Up to 20% of the Series' total assets:

(BULLET)   Superior long-term potential
(BULLET)   Strong niche or franchise
(BULLET)   Seasoned management


SPECIAL SITUATIONS GROWTH OPPORTUNITIES - Up to 20% of the Series' total assets:

(BULLET)   Stable return, independent of the market
(BULLET)   Unusually favorable risk/reward characteristics
(BULLET)   Typically involve corporate restructuring

In order to respond to adverse market, economic, political or other conditions the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risk is available in our Statement of Additional Information:

(BULLET) DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.
(BULLET) GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.
(BULLET) MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
(BULLET) MASTER/FEEDER RISK: The master/feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications.
(BULLET) OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
(BULLET) VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.
(BULLET) YEAR 2000 COMPLIANCE RISK: Like other organizations around the world, the Series could be adversely affected if the computer systems used by its various service providers (or the market in general) do not properly operate after January 1, 2000. The Series is taking steps to address the Year 2000 issue with respect to the computer systems that it relies on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Series.

           Additionally, if a company in which the Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more of the Series' holdings may have a similar impact on the price of the Series' shares. The adviser will rely on public filings and other statements made by companies about their Year 2000 readiness. The adviser is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Portfolio and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INVESTMENT ADVISER?
         The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

Roxbury Capital Management, Inc., 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Large Cap Growth Series, the master fund in which the Portfolio invests. Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to serving as adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts. The Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series average daily net assets over $2 billion.

PORTFOLIO MANAGERS
The day-to-day management of the Large Cap Growth Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS
The chart below provides information on the Portfolio's primary service providers.

Asset                                                       Shareholder
Management                                                  Services
--------------------------------     -------------------------------------------
     INVESTMENT ADVISER                           TRANSFER AGENT
 ROXBURY CAPITAL MANAGMENT, INC.                     PFPC INC.
     100 WILSHIRE BOULEVARD                    400 BELLEVUE PARKWAY
          SUITE 600                            WILMINGTON, DE  19809
   SANTA MONICA, CA  90401

    Manages the business and           Handles shareholder services, including
  investment activities of the        recordkeeping and statements, payment of
    Portfolio's master fund.         distribution and processing of buy and sell
                                                      requests.
--------------------------------     -------------------------------------------

                                 --------------
                                     ROXBURY
                                LARGE CAP GROWTH
                                    PORTFOLIO
                                 --------------


Fund                                         Asset
Operations                                   Safe Keeping
--------------------------------------       -----------------------------------
  ADMINISTRATOR AND                                    CUSTODIAN
  ACCOUNTING AGENT
      PFPC INC.                                     PFPC TRUST COMPANY
 400 BELLEVUE PARKWAY                               200 STEVENS DRIVE
 WILMINGTON, DE  19809                              LESTER, PA  19113

Provides facilities, equipment and           Hold the Portfolio's assets, settle
personnel to carry out administrative          all portfolio trades and collect
services related to the Portfolio and        most of the valuation data required
calculates the Portfolio's NAV per share     for calculating the Portfolio's NAV
and distributions.                                         per share.
--------------------------------------       -----------------------------------

                         Distribution
                         ------------------------------
                                  DISTRIBUTOR
                          PROVIDENT DISTRIBUTORS INC.
                           FOUR FALLS CORPORATE CENTER
                          WEST CONSHOHOCKEN, PA 19428

                       Distributes the Portfolio's shares.
                       -----------------------------------

SHAREHOLDER INFORMATION
PRICING OF SHARES
The Portfolio values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the accounting agent determines the Portfolio's daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                                            NAV = Assets - Liabilities
                                                  --------------------
                                                   Outstanding Shares
         -----------------------------------------------------------------------

PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

     New Year's Day                     Memorial Day           Veterans Day
     Martin Luther King, Jr. Day        Independence Day       Thanksgiving Day
     President's Day                    Labor Day              Christmas Day
     Good Friday                        Columbus Day

SELECTING THE CORRECT CLASS OF SHARES
This prospectus offers Class A, Class B and Class C shares of the Portfolio. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial consultant can help you decide. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE
Purchasers of Class A shares will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 6.0%, which is reduced for purchases of $25,000 and over. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers." Class A shares are subject to an ongoing shareholder servicing fee of 0.25% of the Portfolio's average net assets attributable to Class A shares. Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back end load") when they are redeemed. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase. Class A shares also will be issued upon conversion of Class B shares, as described below under "Class B Shares."

CLASS B SHARES--DEFERRED SALES CHARGE
Purchases of Class B shares will not incur a sales charge at the time of purchase, but they are subject to an ongoing Rule 12b-1 distribution fee of 0.75% and an ongoing shareholder servicing fee of 0.25%. Class B shares are subject to a CDSC if you redeem them within six years of purchase. At the beginning of the seventh year after purchase, Class B shares will automatically convert into Class A shares of the Portfolio, which are subject to the same shareholder servicing fee of 0.25%. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert.

CLASS C SHARES--PAY AS YOU GO
Class C shares do not incur a sales charge at the time of purchase, but they are subject to an ongoing Rule 12b-1 distribution fee of 0.75% and an ongoing shareholder servicing fee of 0.25%. Class C shares also are subject to a 1.00% CDSC if you redeem them within one year of purchase. Although Class C shares are subject to a CDSC for only one year (as compared to six years for Class B), Class C shares have no conversion feature and, accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee for as long as you own your Class shares.

SALES CHARGES

CLASS A SHARES
Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Portfolio's shares or to compensate the distributor for its efforts to sell the shares of the Portfolio.

--------------------------------------------------------------------------------
                                                                    DEALER
YOUR INVESTMENT            AS A PERCENTAGE     AS A PERCENTAGE   REALLOWANCE AS
                             OF OFFERING            OF YOUR      A PERCENTAGE OF
                                PRICE             INVESTMENT     OFFERING PRICE
----------------------------------------------------------------------------
Less than $25,000                  6.00%             6.38%           5.50%
----------------------------------------------------------------------------
$25,000 or more,
but less than $50,000              5.00%             5.26%           4.50%
----------------------------------------------------------------------------
$50,000 or more,
but less than $100,000             4.25%             4.44%           3.75%
----------------------------------------------------------------------------
$100,000 or more,
but less than $250,000             3.50%             3.63%           3.00%
----------------------------------------------------------------------------
$250,000 or more,
but less than $500,000             2.75%             2.83%           2.50%
----------------------------------------------------------------------------
$500,000 or more,
but less than $1,000,000           2.00%             2.04%           1.75%
----------------------------------------------------------------------------
$1,000,000 or more                 0.00%*            0.00%*          0.00%*
----------------------------------------------------------------------------
* The distributor may pay a dealer reallowance on purchases of $1 million or more during a 13-month period. The dealer reallowance, as a percentage of offering price, is as follows: 1.00% on purchases between $1 million and $2 million; plus 0.80% on the amount between $2 million and $3 million; plus 0.50% on the amount between $3 million and $50 million; plus 0.25% on the amount between $50 million and $100 million; plus 0.15% of the amount exceeding $100 million. Class A shares that (i) were not purchased through certain fee-based programs or (ii) were not subject to an initial sales charge or CDSC will be subject to a redemption fee of 1.00% on amounts redeemed within the first year of purchase.

CLASS B SHARES
Class B shares are offered at their net asset value per share, without any initial sales charge, but are subject to a CDSC if you redeem them within six years of purchase. The distributor pays the selling broker-dealer a 5.00% commission at the time of sale.

CLASS C SHARES
Class C shares are offered at their net asset value per share without any initial sales charge. Class C shares, however, are subject to a CDSC if you redeemed them within one year of purchase. The Distributor may pay the selling broker-dealer up to a 1.00% commission at the time of sale.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions:

         (BULLET) Class B Shares
              ---------------------------------------------------------------
                YEARS AFTER PURCHASE       CDSC ON SHARES BEING REDEEMED
              ---------------------------------------------------------------
                      1st year                         6.00%
              ---------------------------------------------------------------
                      2nd year                         5.00%
              ---------------------------------------------------------------
                      3rd year                         4.00%
              ---------------------------------------------------------------
                      4th year                         3.00%
              ---------------------------------------------------------------
                      5th year                         2.00%
              ---------------------------------------------------------------
                      6th year                         1.00%
              ---------------------------------------------------------------
                    After 6 years                       None
              ---------------------------------------------------------------

         Class B shares will be automatically converted to Class A shares at the beginning of the seventh year after purchase.

         (BULLET) Class C Shares
         If you redeem Class C shares within one year of purchase, you will be charged a CDSC of 1.00% of shares redeemed. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

         (BULLET) Class B and C Shares
         The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

(BULLET) Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges
(BULLET) Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Statement of Additional Information for terms and conditions.

To use these privileges: Complete the appropriate section on your new account application, or contact your financial consultant or the Portfolio to add these options to an existing account.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

(BULLET) Payments through certain systematic retirement plans and other employee benefit plans
(BULLET) Qualifying distributions from qualified retirement plans and other employee benefit plans
(BULLET) Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts
           (IRAs) due to death, disability or attainment of age 59 1/2
(BULLET)   Participation in certain fee-based programs

To use any of these waivers: Contact your financial consultant or the Portfolio.

REINSTATEMENT PRIVILEGE. If you sell shares of the Portfolio, you may invest some or all of the proceeds in the Portfolio within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege: Contact your financial consultant or the Portfolio.

NET ASSET VALUE PURCHASES. Class A shares may be sold at net asset value to:

(BULLET) Current or retired trustees, officers and employees of the Portfolio, the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;
(BULLET) Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor;
(BULLET) Investors who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption;
(BULLET) Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees
(BULLET) Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;
(BULLET) Employer-sponsored benefit plans in connection with purchases of shares of Class A shares made as a result of participant-directed exchanges between options in such a plan;
(BULLET) "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Class A shares;
(BULLET) Such other persons as are determined by the adviser to have acquired shares under circumstances where the Portfolio has not incurred any sales expense.

PURCHASE OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO PURCHASE SHARES:
         (BULLET)  Directly by mail or by wire
         (BULLET)  As a client of a Third Party
         -----------------------------------------------------------------------

Shares are sold at a public offering price based on the net asset value for the class of shares selected, next determined after receipt of the order. Investors may purchase shares of the Portfolio from a "Third Party" such as selected financial professionals, securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some of these agents may appoint subagents. The Portfolio's shares are also offered for sale directly by calling, (800) ___-____.

The minimum initial investment in the Portfolio is $2,000 (including IRAs) and $500 for subsequent investments. The adviser or the distributor, at its discretion, may waive these minimums. The Portfolio does not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the United States. Purchases may also be made in certain circumstances by payment of securities. See our Statement of Additional Information for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Portfolio, indicating the name of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    BY REGULAR MAIL                           BY OVERNIGHT MAIL
    Roxbury Large Cap Growth Portfolio        Roxbury Large Cap Growth Portfolio
    c/o PFPC Inc.                             c/o PFPC Inc.
    P.O. Box _____                            400 Bellevue Parkway
    Wilmington, DE  19809                     Wilmington, DE  19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) ______ for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, see our Statement of Additional Information

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         (BULLET)  By mail
         (BULLET)  By telephone
         -----------------------------------------------------------------------

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a Third Party, you should contact the Third Party for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a Notary Public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    BY REGULAR MAIL                           BY OVERNIGHT MAIL
    Roxbury Large Cap Growth Portfolio        Roxbury Large Cap Growth Portfolio
    c/o PFPC Inc.                             c/o PFPC Inc.
    P.O. Box _____                            400 Bellevue Parkway
    Wilmington, DE  19809                     Wilmington, DE  19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Portfolio accounts falls below $500, the Portfolio may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to the Statement of Additional Information.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Portfolio shares, unless you have elected to receive the distributions in cash.

TAXES
FEDERAL INCOME TAX: As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest subject to Federal income tax and securities that earn interest exempt from that tax, under normal conditions the Portfolio invests primarily in taxable securities. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Portfolio, whether reinvested in Portfolio shares or taken as cash, are generally taxable to you as ordinary income. The Portfolio's distribution of net capital gain, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to PDI for the sale and distribution of its shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Portfolio has entered into, a Distribution Plan with PDI, for the Class B and Class C shares. Under the Distribution Plan, the Portfolio will pay distribution fees to PDI at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C shares.

The Distribution Plan provides that the distributor may use the distribution fees received from a class of shares to pay for the distribution expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Portfolio to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Portfolio and that class; and (iv) costs involved in obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Portfolio may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the distributor to compensate broker-dealers on an ongoing basis in connection with assets in the Class B and Class C shares attributable to those broker-dealers. Because these fees are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

Roxbury Large Cap Growth Portfolio
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) ______
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                          PLEASE CALL 1-(800)-_______.


The investment company registration number is 811-08648.

                                 WT MUTUAL FUND

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO
                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON INTERMEDIATE BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                      WILMINGTON LARGE CAP GROWTH PORTFOLIO
                       WILMINGTON LARGE CAP CORE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON MID CAP VALUE PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO



                              400 Bellevue Parkway
                           Wilmington, Delaware 19809




--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 1999



--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Portfolios' current prospectus, dated ______, 1999, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to Provident Distributors, Inc. ("PDI"), Four Falls Corporate Center, West Conshohocken, PA 19428, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with PDI or by calling (800) _____.


Each Portfolio's audited financial statements for the year ended June 30, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference.

                                TABLE OF CONTENTS


GENERAL INFORMATION                                                         2
INVESTMENT POLICIES                                                         2
INVESTMENT LIMITATIONS                                                     16
TRUSTEES AND OFFICERS                                                      21
INVESTMENT ADVISORY AND OTHER SERVICES                                     24
RODNEY SQUARE MANAGEMENT CORPORATION                                       24
WILMINGTON TRUST COMPANY                                                   24
SUB-ADVISORY SERVICES                                                      26
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN                                 29
BROKERAGE ALLOCATION AND OTHER PRACTICES                                   30
CAPITAL STOCK AND OTHER SECURITIES                                         31
PURCHASE, REDEMPTION AND PRICING OF SHARES                                 31
DIVIDENDS                                                                  34
TAXATION OF THE PORTFOLIOS                                                 35
CALCULATION OF PERFORMANCE INFORMATION                                     39
TAX-EQUIVALENT YIELD TABLE                                                 41
FINANCIAL STATEMENTS                                                       45
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES    A-1
APPENDIX B - DESCRIPTION OF RATINGS                                       B-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund has established the following Portfolios described in this Statement of Additional Information: Wilmington Prime Money Market, Wilmington Premier Money Market, Wilmington U.S. Government, Wilmington Tax-Exempt, Wilmington Short/Intermediate Bond, Wilmington Intermediate Bond, Wilmington Municipal Bond, Wilmington Large Cap Growth, Wilmington Large Cap Core, Wilmington Small Cap Core, Wilmington International Multi-Manager, Wilmington Large Cap Value, Wilmington Mid Cap Value and Wilmington Small Cap Value Portfolios. Each of these Portfolios issues Institutional and Investor class shares, except for Wilmington Premier Money Market which issues only Institutional class shares.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in corresponding master funds, which are series of WT Investment Trust I (the "Series").

                             MONEY MARKET PORTFOLIOS

The "Money Market Portfolios" are the Prime Money Market, the Premier Money Market, the U.S. Government and the Tax-Exempt Portfolios. Each has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under certain circumstances. Each Portfolio values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize each Portfolio's price per share at $1.00 per share. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation, under the direction of and subject to the review of the Board of Trustees.

BANK OBLIGATIONS. The Prime Money Market and the Premier Money Market Portfolios may invest in U.S. dollar-denominated obligations of major banks,including certificates of deposits, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

(BULLET) BANKERS' ACCEPTANCES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

(BULLET) CERTIFICATES OF DEPOSIT. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

(BULLET) TIME DEPOSITS. The Prime Money Market and the Premier Money Market Portfolios may invest in time deposits, which are bank deposits for fixed periods of time.

CERTIFICATES OF PARTICIPATION. The Tax-Exempt Portfolio may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Money Market and the Premier Money Market Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings." The Portfolios may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Money Market and the Premier Money Market Portfolios that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolios may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States.

ILLIQUID SECURITIES. The Money Market Portfolios may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Portfolio's books.

The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser will monitor the liquidity of securities held by a Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Money Market Portfolios may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Portfolio's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. The Portfolios' investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from the above limitations.

MUNICIPAL SECURITIES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios each may invest in debt obligations issued by states, municipalities and public authorities ("Municipal Securities") to obtain funds for various public purposes. Yields on Municipal Securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on Municipal Securities may be exempt from federal income tax, dividends paid by a Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

(BULLET) GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.

(BULLET) REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility tolls from a toll bridge, for example.

(BULLET) BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the Notes.

(BULLET)  TAX   ANTICIPATION   NOTES  finance   working  capital  needs  of
          municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

(BULLET) REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

(BULLET) INDUSTRIAL DEVELOPMENT BONDS ("IDBs") and Private Activity Bonds ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as solid waste facilities and sewage plants. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

(BULLET) TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

(BULLET) CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

(BULLET) PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

REPURCHASE AGREEMENTS. The Money Market Portfolios may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt), it is the policy of a Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Portfolio's investment limitations.

SECURITIES LENDING. The Money Market Portfolios may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans by a Portfolio will in no event exceed one-third of that Portfolio's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which will be maintained in an amount equal to the current market value of the loaned securities at all times the loan is outstanding. Each Portfolio will make loans of securities only to firms deemed credit worthy by the adviser.

STANDBY COMMITMENTS. The Money Market Portfolios may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolios may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolios will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Portfolio.

U.S. GOVERNMENT OBLIGATIONS. The Money Market Portfolios may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Money Market Portfolios may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. The Money Market Portfolios may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

A Portfolio will make a commitment to purchase when-issued securities only with the intention of actually acquiring the securities, but the Portfolio may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Portfolio may also sell the underlying securities before they are delivered, which may result in gains or losses. A separate account for each Portfolio is established at the custodian bank, into which cash and/or liquid securities equal to the amount of when-issued purchase commitments is deposited. If the market value of the deposited securities declines additional cash or securities will be placed in the account on a daily basis to cover the Portfolio's outstanding commitments.

When a Portfolio purchases a security on a when-issued basis, the security is recorded as an asset on the commitment date and is subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, and this may increase or decrease the Portfolio's net asset value. When payment for a when-issued security is due, a Portfolio will meet its obligations from then-available cash flow, the sale of the securities held in the separate account, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation carries with it the potential for the realization of capital gains or losses.

                               THE BOND PORTFOLIOS

The "Bond Portfolios" are the Short/Intermediate Bond, the Intermediate Bond and the Municipal Bond Portfolios. Wilmington Trust Company, the investment adviser for the Bond Portfolios, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. The Bond Portfolios' exposure to credit risk is moderated by limiting their investments to securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization such as Moody's, S&P, or, if unrated, are determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings." Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Portfolio will receive the anticipated yield on the security. WTC continuously monitors the quality of the Portfolios' holdings, and should the rating of a security be downgraded or its quality be adversely affected, WTC will determine whether it is in the best interest of the affected Portfolio to retain or dispose of the security.

The effect of interest rate fluctuations in the market on the principal value of the Bond Portfolios is moderated by limiting the average dollar-weighted duration of their investments -- in the case of the Short/Intermediate Bond Portfolio to a range of 2 1/2 to 4 years, in the case of the Intermediate Bond Portfolio to a range of 4 to 7 years, and in the case of the Municipal Bond Portfolio to a range of 4 to 8 years. Investors may be more familiar with the term "average effective maturity" (when, on average, the fixed income securities held by the Portfolio will mature), which is sometimes used to express the anticipated term of the Portfolios' investments. Generally, the stated maturity of a fixed income security is longer than it's projected duration. Under normal market conditions, the average effective maturity, in the case of the Short/Intermediate Bond Portfolio, is expected to fall within a range of approximately 3 to 5 years, in the case of the Intermediate Bond Portfolio, within a range of approximately 7 to 12 years, and in the case of the Municipal Bond Portfolio, within a range of approximately 5 to 10 years. In the event of unusual market conditions, the average dollar-weighted duration of the Portfolios may fall within a broader range. Under those circumstances, the Short/Intermediate Bond and the Intermediate Bond Portfolios may invest in fixed income securities with an average dollar-weighted duration of 1 to 6 years and 2 to 10 years, respectively.

WTC's goal in managing the Short/Intermediate Bond and the Intermediate Bond Portfolios is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Bond Portfolios are intended to appeal to investors who want a thoughtful exposure to the broad fixed income securities market and the high current returns that characterize the short-term to intermediate-term sector of that market.

Given the average duration of the holdings of the Bond Portfolios and the current interest rate environment, the Portfolios should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Portfolios will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Portfolios' holdings, which must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Portfolios will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities. In addition, although the Municipal Bond Portfolio expects to invest substantially all of its net assets in municipal securities that provide interest income that is exempt from federal income tax, it may invest up to 20% of its net assets in other types of fixed income securities that provide federally taxable income.

The composition of each Portfolio's holdings varies depending upon WTC's analysis of the fixed income markets and the municipal securities markets (for the Municipal Bond Portfolio), including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Portfolios may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Portfolio's specified average duration, WTC seeks to protect the Portfolio's principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Portfolios. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

WTC may make frequent changes in the Portfolios' investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Portfolios and could result in taxable capital gains.

ASSET-BACKED SECURITIES. The Bond Portfolios may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK   OBLIGATIONS.   The  Bond   Portfolios   may   invest  in  the  same  U.S.
dollar-denominated obligations of major banks as the Money Market Portfolios. (See "Bank Obligations.")

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Bond Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization, such as Moody's or S&P or, if not rated, determined by WTC to be of comparable quality.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Bond Portfolios to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often supports these buy-back features. In evaluating a foreign bank's credit, WTC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit. The Municipal Bond Portfolio will not acquire municipal securities with buy-back features if, in the opinion of counsel, the existence of a buy-back feature would alter the tax-exempt nature of interest payments on the underlying securities and cause those payments to be taxable to that Portfolio and its shareholders.

Buy-back features include standby commitments, put bonds and demand features.

(BULLET) STANDBY COMMITMENTS. The Bond Portfolios may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Portfolio to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

          Ordinarily, a Portfolio will not transfer a standby commitment to a third party, although the Portfolio may sell securities subject to a standby commitment at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Portfolio may pay a higher price for the securities acquired in consideration for the commitment.

(BULLET) PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

          In selecting put bonds for the Bond Portfolios, WTC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.


(BULLET) DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

GUARANTEED INVESTMENT CONTRACTS. A guaranteed investment contract ("GIC") is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Portfolio's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Portfolio intends to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. The Bond Portfolios may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

MONEY MARKET FUNDS. The Bond Portfolios may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act. (See "Investment Company Securities.")

MORTGAGE-BACKED   SECURITIES.    Mortgage-backed   securities   are   securities
representing interests in a pool of mortgages secured by real property.

Government National Mortgage Association ("GNMA") mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Veterans Administration. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") both issue mortgage-backed securities that are similar to GNMA securities in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates and FHLMC guarantees timely payment of interest and ultimate payment of principal. FHLMC also has a program under which it guarantees timely payment of scheduled principal as well as interest. FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government.

In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a PRO RATA basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments --"interest only" or "IO" --and another class of holders receiving the principal repayments -- "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal income tax. These debt obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various privately owned or operated activities. The three general categories of municipal securities are general obligation, revenue or special obligation and private activity municipal securities. A brief description of typical municipal securities follows:

(BULLET) GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

(BULLET) REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

(BULLET) MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Portfolios will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

          Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

(BULLET) RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

(BULLET) PRIVATE ACTIVITY SECURITIES are specific types of revenue bonds issued on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. The payment of principal and interest on these obligations generally depends upon the credit of the private owner/user of the facilities financed and, in certain instances, the pledge of real and personal property by the private owner/user. The interest income from certain types of private activity securities may be considered a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item").

Short-term municipal securities in which the Portfolios may invest include Tax Anticipation, Revenue Anticipation, Bond Anticipation and Construction Loan Notes. These were previously described for the Money Market Portfolios. (See "Municipal Securities.")

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. Although the Municipal Bond Portfolio has no current intention of so doing, each of the Bond Portfolios may use options and futures contracts. The Short/Intermediate Bond and the Intermediate Bond Portfolios may use forward currency contracts.

For additional information regarding such investment strategies, see Appendix A to this Statement of Additional Information.

PARTICIPATION INTERESTS. The Bond Portfolios may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

The Municipal Bond Portfolio will only invest in participation interests in municipal securities, municipal leases or in pools of securities backed by municipal assets if, in the opinion of counsel, any interest income on the participation interest will be exempt from federal income tax to the same extent as the interest on the underlying securities.

REPURCHASE AGREEMENTS. The Bond Portfolios may invest in the same repurchase agreements as the Money Market Portfolios. (See "Repurchase Agreements.")

SECURITIES LENDING. The Bond Portfolios may lend securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan. The Municipal Bond Portfolio has no current intention of lending its portfolio securities and would do so only under unusual market conditions since the interest income that a Portfolio receives from lending its securities is taxable.

U.S. GOVERNMENT OBLIGATIONS. The Bond Portfolios may invest in the same debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities as the Money Market Portfolios. (See "U.S. Government Obligations.")

VARIABLE AND FLOATING RATE SECURITIES. The Bond Portfolios may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

Each of the Bond Portfolios may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. The Bond Portfolios may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

A Portfolio will make a commitment to purchase when-issued securities only with the intention of actually acquiring the securities, but the Portfolio may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Portfolio may also sell the underlying securities before they are delivered, which may result in gains or losses. A separate account for each Portfolio is established at the custodian bank, into which cash and/or liquid securities equal to the amount of when-issued purchase commitments is deposited. If the market value of the deposited securities declines additional cash or securities will be placed in the account on a daily basis to cover the Portfolio's outstanding commitments.

When a Portfolio purchases a security on a when-issued basis, the security is recorded as an asset on the commitment date and is subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, and this may increase or decrease the Portfolio's net asset value. When payment for a when-issued security is due, a Portfolio will meet its obligations from then-available cash flow, the sale of the securities held in the separate account, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation carries with it the potential for the realization of capital gains or losses.

The Municipal Bond Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness ("refunding contracts"). These contracts require the issuer to sell and the Portfolio to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The offering proceeds are then used to refinance existing municipal obligations. Although the Municipal Bond Portfolio may sell its rights under a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of municipal securities. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts usually provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Portfolio may secure its obligation under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provision of the refunding contract. When required by Securities and Exchange Commission ("SEC") guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under outstanding refunding contracts.

ZERO COUPON BONDS. The Bond Portfolios may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Portfolio to liquidate investments in order to make the required distributions.

RISK FACTORS APPLICABLE TO THE MUNICIPAL BOND PORTFOLIO:
HEALTH CARE SECTOR. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for those programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums) and competition among health care providers. In the future, the following may adversely affect the industry: adoption of legislation proposing a national health insurance program; medical and technological advances which alter the demand for health services or the way in which such services are provided; and efforts by employers, insurers and governmental agencies to reduce the costs of health insurance and health care services.

Health care facilities include life care facilities, nursing homes and hospitals. The Municipal Bond Portfolio may invest in bonds to finance these facilities which are typically secured by the revenues from the facilities and not by state or local government tax payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be a risk of default in the payment of principal or interest on a bond issue if the facility does not maintain adequate financial reserves for debt service.

HOUSING SECTOR. The Municipal Bond Portfolio may invest in housing revenue bonds which typically are issued by state, county and local housing authorities and are secured only by the revenues of mortgages originated by those authorities using the proceeds of the bond issues. Factors that may affect the financing of multi-family housing projects include acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes in regulatory requirements.

Since the demand for mortgages from the proceeds of a bond issue cannot be precisely predicted, the proceeds may be in excess of demand, which would result in early retirement of the bonds by the issuer. Since the cash flow from mortgages cannot be precisely predicted, differences in the actual cash flow from the assumed cash flow could have an adverse impact upon the issuer's ability to make scheduled payments of principal and interest or could result in early retirement of the bonds.

Scheduled principal and interest payments are often made from reserve or sinking funds. These reserves are funded from the bond proceeds, assuming certain rates of return on investment of the reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate.

ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future: problems in financing large construction programs in an inflationary period; cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities); difficulties in obtaining fuel at reasonable prices; the effects of conservation on the demand for energy; increased competition from alternative energy sources; and the effects of rapidly changing licensing and safety requirements.

PROPOSED LEGISLATION. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. For example, federal tax law now limits the types and amounts of tax-exempt bonds issuable for industrial development and other types of private activities. These limitations may affect the future supply and yields of private activity securities. Further proposals affecting the value of tax-exempt securities may be introduced in the future. In addition, proposals have been made, such as that involving the "flat tax," that could reduce or eliminate the value of that exemption. If the availability of municipal securities for investment or the value of the Municipal Bond Portfolio's holdings could be materially affected by such changes in the law, the Trustees would reevaluate the Portfolio's investment objective and policies or consider the Portfolio's dissolution.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 years, (or since the date of inception, if applicable) were:

------------------------------------- ----------------------------------- ------
                             12 MONTHS ENDED               12 MONTHS ENDED
                              JUNE 30, 1999                 JUNE 30, 1998
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Short/Intermediate Bond           %                              %
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Intermediate Bond                 %                              %
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Municipal Bond                    %                              %
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                              THE EQUITY PORTFOLIOS

The "Equity Portfolios" are the Large Cap Growth, the Large Cap Core, the Small Cap Core, the International Multi-Manager, the Large Cap Value, the Mid Cap Value and the Small Cap Value Portfolios.

AMERICAN DEPOSITARY RECEIPTS (ADRS) AND EUROPEAN DEPOSITARY RECEIPTS (EDRS). The International Multi-Manager and Large Cap Core Portfolios each may invest in ADRs and EDRs. ADRs and EDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CASH MANAGEMENT. The Large Cap Growth, Small Cap Core and the International Multi-Manager Portfolios each may invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Portfolio. The other Equity Portfolios are not subject to specific percentage limitations on such investments. Certain of these instruments are described below.

(BULLET) MONEY MARKET FUNDS. The Equity Portfolios may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act.

          The International Multi-Manager Portfolio may invest in securities of open-end and closed-end investment companies that invest primarily in the equity securities of issuers in countries where it is impossible or impractical to invest directly. Such investments will be subject to the limits described above.

(BULLET) U.S. GOVERNMENT OBLIGATIONS. The Equity Portfolios may invest in the same debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities as the Money Market Portfolios. (See "U.S. Government Obligations.")

(BULLET) COMMERCIAL PAPER. The Equity Portfolios may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser or sub-adviser to be of comparable quality.

(BULLET) BANK OBLIGATIONS. The Equity Portfolios may invest in the same obligations of U.S. banks as the Money Market Portfolios. (See "Bank Obligations.")

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Equity Portfolios may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser or a sub-adviser, as applicable, to be of comparable quality. In addition, the International Multi-Manager Portfolio may invest in non-convertible debt securities issued by foreign governments, international agencies, and private foreign issuers that, at the time of purchase, are rated A or better by a NRSRO, or, if not rated, are judged by the adviser or one or more of the sub-advisers to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Portfolio's purchase of the security, the adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of the Portfolio to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Equity Portfolios may engage in certain hedging strategies that involve options, futures and, in the case of the International Multi-Manager Portfolio, forward currency exchange contracts. These hedging strategies are described in detail in the Appendix.

ILLIQUID SECURITIES. Each of the Large Cap Value, Mid Cap Value and Small Cap Value Portfolios may invest no more than 10% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Each of the Large Cap Growth, Large Cap Core, Small Cap Core and International Multi-Manager Portfolios may invest no more than 15% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio's investment adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Large Cap Growth, Large Cap Value and Small Cap Core Portfolios each may purchase call options on securities that the adviser intends to include in the Portfolios in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolios may purchase put options to hedge against a decline in the market value of securities held in the Portfolios or in an attempt to enhance return. The Portfolios may write (sell) put and covered call options on securities in which they are authorized to invest. The Portfolios may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 85% of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. The Equity Portfolios may invest in the same repurchase agreements as the Money Market Portfolios. (See "Repurchase Agreements.")

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 or an exemption from registration. Each of the Equity Portfolios may invest up to 15% of its net assets in illiquid securities, subject to a Portfolio's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. The Equity Portfolios may lend securities subject to the same conditions applicable to the Bond Portfolios. (See "Securities Lending.")

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 years, (or since inception, if applicable) were:

--------------------------- -------------------------- -------------------------
                                 12 MONTHS ENDED            12 MONTHS ENDED
                                  JUNE 30, 1999              JUNE 30, 1998
                                  -------------              -------------
--------------------------- -------------------------- -------------------------
Large Cap Growth                        %                          %
--------------------------- -------------------------- -------------------------
Large Cap Core                          %                          %
--------------------------- -------------------------- -------------------------
Small Cap Core                          %                          %
--------------------------- -------------------------- -------------------------
Large Cap Value                         %                          %
--------------------------- -------------------------- -------------------------
Mid Cap Value                           %                          %
--------------------------- -------------------------- -------------------------
Small Cap Value                         %                          %
--------------------------- -------------------------- -------------------------
International Multi-Manager             %                          %
--------------------------- -------------------------- -------------------------

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolios and their corresponding master series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lessor of (i) 67% or more of the shares of a Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.

MONEY MARKET PORTFOLIOS:
Each Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that each of the Prime Money Market and Premier Money Market Portfolios may invest more than 25% of its total assets in the obligations of banks;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8. with respect to the Tax-Exempt Portfolio only, issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio's use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A PORTFOLIO FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

With respect to the exclusion from the investment limitation described in number 2 above, the Fund has been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Prime Money Market and Premier Money Market Portfolios, however, will consider both foreign and U.S. bank obligations within this exclusion.

The following non-fundamental policies apply to each Money Market Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval.

Each Portfolio will not:

1. make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5. with respect to the U.S. Government, Prime Money Market and Premier Money Market Portfolios only, purchase the securities of any one issuer if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BOND PORTFOLIOS:

Each Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3. borrow money, provided that the Portfolio may borrow money from banks for temporary or emergency services (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or real estate limited partnership interests, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A PORTFOLIO FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

The following non-fundamental policies apply to each Portfolio and may be changed by the Board of Trustees without shareholder approval. Each Portfolio will not:

1. pledge, mortgage or hypothecate its assets, except the Portfolio may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Portfolio may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

2. make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Portfolio may make initial and variation margin deposits in connection with permitted transactions in options or futures;

4. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

5. when engaging in options, futures and forward currency contract strategies, a Portfolio will either: (1) set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets;

6. purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded; or

7. write put or call options having aggregate exercise prices greater than 25% of the Portfolio's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options.


EQUITY PORTFOLIOS:
Each Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) for the Large Cap Growth, Large Cap Core, Small Cap Core and International Multi-Manager Portfolios, repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that (1) for the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios, this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (2) the Large Cap Growth, Large Cap Core, Small Cap

Core and International Multi-Manager Portfolios, this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, provided that (1) each of the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Portfolio's assets; and (2) each of the Large Cap Growth, Large Cap Core, Small Cap Core and International Multi-Manager Portfolios may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Portfolio's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that (1) the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein; (2) the Large Cap Growth, Large Cap Core, Small Cap Core and International Multi-Manager Portfolios each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that (1) the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios additionally are restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; and (2) the Large Cap Growth, Large Cap Core, Small Cap Core and International Multi-Manager Portfolios each may invest in, purchase,  sell or enter into  financial  options and futures,  forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8. issue senior securities, except to the extent permitted by the 1940 Act, provided that each of the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios may borrow money subject to its investment limitation on borrowing.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A PORTFOLIO FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

The following non-fundamental policies apply to each Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Portfolio will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that (1) this limitation does not apply to the Large Cap Growth, Large Cap Core and Small Cap Core Portfolios; and (2) with respect to the Large Cap Value, Small Cap Value, Mid Cap Value and International Multi-Manager Portfolios, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2. make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that Large Cap Value, Small Cap Value and Mid Cap

Value Portfolios may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation;

4. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, provided that (1) the Large Cap Value, Small Cap Value and Mid Cap Value Portfolios may not borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

                              TRUSTEES AND OFFICERS


The Board of Trustees supervises the Portfolios' activities and reviews contractual arrangements with the Portfolios' service providers. The Trustees and officers are listed below. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I. An asterisk (*) indicates those Trustees who are "interested persons".

-------------------------- ------------- ---------------------------------------
                           POSITION(S)   PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS AND DATE OF  HELD WITH     FIVE YEARS
BIRTH                      THE FUND
-------------------------- ------------- ---------------------------------------
ROBERT ARNOLD                 Trustee    In  1989,  Mr.  Arnold   founded,   and
152 W. 57th Street, 44th                 currently  co-manages,  R. H.  Arnold &
Floor                                    Co.,   Inc.,  an   investment   banking
New York, NY  10019                      company.  Prior to forming R. H. Arnold
Date of Birth: 3/44                      & Co.,  Inc.,  Mr. Arnold was Executive
                                         Vice   President   and  a  director  to
                                         Cambrian   Capital   Corporation,    an
                                         investment  banking firm he  co-founded
                                         in 1987.
-------------------------- ------------- ---------------------------------------
ROBERT J. CHRISTIAN*         Trustee,    Mr. Christian has been Chief Investment
Rodney Square North          President   Officer  of  Wilmington  Trust  Company
1100 N. Market Street                    since  February  1996 and  Director  of
Wilmington, DE 19890                     Rodney  Square  Management  Corporation
Date of Birth: 2/49                      since  1996.   He  was   Chairman   and
                                         Director   of   PNC   Equity   Advisors
                                         Company,   and   President   and  Chief
                                         Investment   Officer   of   PNC   Asset
                                         Management  Group  Inc.  from  1994  to
                                         1996. He was Chief  Investment  Officer
                                         of PNC  Bank  from  1992  to  1996  and
                                         Director    of    Provident     Capital
                                         Management from 1993 to 1996.
-------------------------- ------------- ---------------------------------------
NICHOLAS A. GIORDANO          Trustee    Mr.  Giordano  was  appointed   interim
LaSalle University                       President of LaSalle University on July
Philadelphia, PA 19141                   1,  1998  and  was  a  consultant   for
Date of Birth: 3/43                      financial  services  organizations from
                                         late 1997  through  1998.  He served as
                                         president and chief  executive  officer
                                         of the Philadelphia Stock Exchange from
                                         1981  through  August  1997,  and  also
                                         served as  chairman of the board of the
                                         exchange's  two   subsidiaries:   Stock
                                         Clearing  Corporation  of  Philadelphia
                                         and   Philadelphia   Depository   Trust
                                         Company.     Before     joining     the
                                         Philadelphia   Stock   Exchange,    Mr.
                                         Giordano   served  as  chief  financial
                                         officer   at   two   brokerage    firms
                                         (1968-1971).    A   certified    public
                                         accountant,  he  began  his  career  at
                                         Price Waterhouse in 1965.
------------------------- ------------- ----------------------------------------
LAWRENCE B. THOMAS            Trustee    Mr.  Thomas  retired in  October  1996,
7813 Pierce Circle                       after   having   served   in   numerous
Omaha, NE  68124                         financial  positions  at ConAgra,  Inc.
Date of Birth: 3/46                      (an    international    food   company)
                                         including  Treasurer,  Secretary,  Risk
                                         Officer,      and      Senior      Vice
                                         President-Finance  (Principal Financial
                                         Officer).  In his  thirty-six  years at
                                         ConAgra, he also served as director and
                                         officer of its numerous subsidiaries.
-------------------------- ------------- ---------------------------------------

-------------------------- ------------- ---------------------------------------
                           POSITION(S)   PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS AND DATE OF  HELD WITH     FIVE YEARS
BIRTH                      THE FUND
-------------------------- ------------- ---------------------------------------
ERIC K. CHEUNG                 Vice      From 1978 to 1986,  Mr.  Cheung was the
Rodney Square North          President   Portfolio   Manager  for  fixed  income
1100 N. Market Street                    assets of the Meritor  Financial Group.
Wilmington, DE 19890                     In 1986,  Mr. Cheung joined  Wilmington
Date of Birth: 12/54                     Trust  Company  and in 1991,  he became
                                         the  Division  Manager  for  all  fixed
                                         income products.
-------------------------- ------------- ---------------------------------------
PAT COLLETTI                   Vice      Mr.  Colletti  is  Vice  President  and
400 Bellevue Parkway         President   Director of Investment  Accounting  and
Wilmington, DE 19809       and Treasurer Administration of PFPC Inc. since April
Date of Birth: 11/58                     1999.   Prior  to  joining  PFPC,   Mr.
                                         Colletti was Controller for the Reserve
                                         Funds since 1986.
-------------------------- ------------- ---------------------------------------
GARY M. GARDNER             Secretary    Mr.  Gardner  has  been a  Senior  Vice
400 Bellevue Parkway                     President  of PFPC Inc.  since  January
Wilmington, DE  19809                    1994.  Previously,   Mr.  Gardner  had
Date of Birth: 2/51                      provided legal and regulatory advice to
                                         mutual funds and their  management  for
                                         more  than  twenty  years at  Federated
                                         Investors,   Inc.,   SunAmerica   Asset
                                         Management   Corp.   and   The   Boston
                                         Company, Inc.
-------------------------- ------------- ---------------------------------------

On July 1, 1999, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of each Portfolio.

The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act are paid by each Portfolio. The following table shows the fees paid during the fiscal year ended June 30, 1999 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Fund and WT Investment Trust I.

              TRUSTEES FEES FOR THE FISCAL YEAR ENDED JUNE 30, 1999


                                       AGGREGATE              TOTAL COMPENSATION
                                COMPENSATION FROM THE          FROM THE WT FUND
INDEPENDENT TRUSTEE                      FUND                       COMPLEX
-------------------                      ----                       -------
Robert Arnold                             $                             $
Nicholas Giordano                         $                             $
Lawrence Thomas                           $                             $



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of that Portfolio. As of July 1, 1999, the following entities were known to own beneficially 5% or more of the outstanding shares the Premier Money Market
Portfolio:

         Kiewit Construction Company                            15.84%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Global Surety & Insurance Co.                           6.90%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Peter Kiewit Sons Inc.                                  5.93%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Wasatch Construction AJV                               20.49%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Kiewit-Granite AJV                                      5.45%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Gilbert/Black & Veatch Texas LP                        10.89%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

As of July 1, 1999, the following entities were known to own beneficially 5% or more of the outstanding shares of the Short/Intermediate Bond Portfolio:

         Northern Trust Company                                 33.64%
            Trustee for Continental Kiewit Inc. Pension Plan
         P.O. Box 92956
         Chicago, IL 60675

         Decker Coal Reclamation                                38.44%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Wilmington Trust Company                                7.16%
            Trustee for Black Butte Coal Co. Pension Plan
         1100 N. Market Street
         Wilmington, DE 19890

         Wilmington Trust Company                                7.02%
            Trustee for Kiewit Construction Corp Retirement
            Savings Plan
         1100 N. Market Street
         Wilmington, DE 19890

         Wilmington Trust Company                                7.10%
            Trustee for Decker Coal Co. Pension Plan
         1100 N. Market Street
         Wilmington, DE 19890

As of July 1, 1999, the following entities were known to own beneficially 5% or more of the outstanding shares of the Large Cap Core Portfolio:

         Northern Trust Company                                 28.58%
            Trustee for Continental Kiewit Inc. Pension Plan
         P.O. Box 92956
         Chicago, IL 60675

         Decker Coal Reclamation                                22.27%
         One Thousand Kiewit Plaza
         Omaha, NE 68131

         Wilmington Trust Company                               34.64%

            Trustee for Kiewit Construction Corp Retirement
            Savings Plan
         1100 N. Market Street
         Wilmington, DE 19890

         Wilmington Trust Company                                6.45%
            Trustee for Decker Coal Co. Pension Plan
         1100 N. Market Street
         Wilmington, DE 19890

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION
RSMC serves as the investment adviser to the Prime Money Market, Premier Money Market, the U.S. Government and the Tax-Exempt Series. RSMC is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of WTC, a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. RSMC may occasionally consult, on an informal basis, with personnel of WTC's investment departments.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Brokerage Services Company, both wholly owned subsidiaries of WTC, are registered investment advisers. In addition, WBSC is a registered broker-dealer.

WTC previously served as the investment adviser of the Premier Money Market Series until ______, 1999. For information regarding the fees WTC received, and waived, for its services, please see below.

For its services as adviser, RSMC received the following fees:

                            12 MONTHS ENDED   12 MONTHS ENDED    12 MONTHS ENDED
                                6/30/99           6/30/98            6/30/97
                                -------           -------            -------
Prime Money Market Series
U.S. Government Series
Tax-Exempt Series

For its services as adviser, RSMC waived the following fees:
                            12 MONTHS ENDED   12 MONTHS ENDED    12 MONTHS ENDED
                                6/30/99           6/30/98            6/30/97
                                -------           -------            -------
Prime Money Market Series
U.S. Government Series
Tax-Exempt Series

WILMINGTON TRUST COMPANY
Wilmington Trust Company, the parent of RSMC, is a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. WTC is engaged in a variety of investment advisory activities, including the management of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. WTC also manages over $3.8 billion in fixed income assets and $1.4 billion in equity assets for various other institutional clients.

WTC  serves  as  the  adviser  to  the   Short/Intermediate   Bond  Series,  the
Intermediate Bond Series, the Municipal Bond Series, the Large Cap Core Series, the Small Cap Core Series and the International Multi-Manager Series.

For WTC's services as investment adviser to each Series, WTC received the following fees:



                                    OCTOBER 20, 1998 TO    12 MONTHS ENDED    12 MONTHS ENDED    12 MONTHS ENDED
                                       JUNE 30, 1999           6/30/99           6/30/98            6/30/97
                                       -------------           -------           -------            -------
Premier Money Market Series                  $                   N/A               N/A                N/A

                                       24


Short/Intermediate Bond Series               $                   N/A               N/A                N/A
Large Cap Core Series                        $                   N/A               N/A                N/A
Intermediate Bond Series                    N/A                   $                 $                  $
Municipal Bond Series                       N/A                   $                 $                  $
WT Large Cap Growth Series                  N/A                   $                 $                  $
Small Cap Core Series                       N/A                   $                 $                  $
International Multi-Manager Series          N/A                   $                 $                  $

For its services as adviser, WTC waived the following fees:

                                    OCTOBER 20, 1998 TO    12 MONTHS ENDED    12 MONTHS ENDED    12 MONTHS ENDED
                                       JUNE 30, 1999           6/30/99           6/30/98            6/30/97
                                       -------------           -------           -------            -------

Premier Money Market Series                  $                   N/A               N/A                N/A
Short/Intermediate Bond Series               $                   N/A               N/A                N/A
Large Cap Core Series                        $                   N/A               N/A                N/A
Intermediate Bond Series                    N/A                   $                 $                  $
Municipal Bond Series                       N/A                   $                 $                  $
WT Large Cap Growth Series                  N/A                   $                 $                  $
Small Cap Core Series                       N/A                   $                 $                  $
International Multi-Manager Series          N/A                   $                 $                  $

Prior to October 19, 1998, Kiewit Investment Management Corp. served as investment adviser to the Premier Money Market, Short/Intermediate Bond and Large Cap Core Series. Pursuant to investment management agreements then in effect, the following fees were payable to Kiewit:

                                      JULY 1, 1998 TO      THE FISCAL YEAR ENDED      THE FISCAL YEAR ENDED
                                     OCTOBER 19, 1998          JUNE 30, 1998              JUNE 30, 1997
                                     ----------------          -------------              -------------
Premier Money Market Series                  $                   $983,634                   $833,621
Short/Intermediate Bond Series               $                   $579,830                   $544,147
Large Cap Core Series                        $                   $695,586                   $517,000

Kiewit Investment Management Corp., waived the following fees for:

                                      JULY 1, 1998 TO      THE FISCAL YEAR ENDED      THE FISCAL YEAR ENDED
                                     OCTOBER 19, 1998          JUNE 30, 1998              JUNE 30, 1997
                                     ----------------          -------------              -------------
Premier Money Market Series                  $                      $519,887                  $334,909
Short/Intermediate Bond Series               $                      $115,748                  $ 92,541
Large Cap Core Series                        $                      $126,953                  $109,204

For Institutional shares, WTC, or RSMC , as applicable, have agreed to waive a portion of their advisory fees or reimburse expenses to the extent total operating expenses exceed 0.20% for the Premier Money Market Series, 0.55% for the Short/Intermediate Bond Series; 0.55% for the Intermediate Bond Series; 0.75% for the Municipal Bond Series, 0.75% for the Large Cap Growth Series; .80% for the Large Core Series; 0.75% for the Large Cap Value Series; 0.80% for the Small Cap Core Series; and 1.00% for the International Multi-Manager Series. This waiver will remain in place until the Board of Trustees approves its termination.


CRAMER ROSENTHAL MCGLYNN, LLC
CRM serves as investment adviser to the Large Cap Value, the Mid Cap Value and the Small Cap Series. CRM and its predecessors have managed investments in small and medium capitalization companies for over 25 years. CRM is 76% owned (and therefore controlled) by Cramer, Rosenthal, McGlynn, Inc. ("CRM") and its shareholders. CRM is registered as an investment adviser with the SEC.

For its services as adviser, CRM received the following fees:


                          12 MONTHS ENDED    12 MONTHS ENDED    12 MONTHS ENDED
                              6/30/99            6/30/98            6/30/97
                              -------            -------            -------
Large Cap Value Series

Mid Cap Value Series
Small Cap Value Series

For its services as adviser, CRM waived the following fees.

                          12 MONTHS ENDED    12 MONTHS ENDED    12 MONTHS ENDED
                              6/30/99            6/30/98            6/30/97
                              -------            -------            -------
Large Cap Value Series
Mid Cap Value Series
Small Cap Value Series

For Institutional shares, CRM has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the above Series to the extent that the total annual operating expenses exceed 1.40% of net assets.
This undertaking may be terminated at any time.

ROXBURY  CAPITAL  MANAGEMENT  Roxbury  serves as the  investment  adviser to the
corresponding   Series  of  the  Large  Cap  Growth  Portfolio.

The WT Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; .50% of the Series' next $1 billion of average daily net assets; and
 .45% of the Series average daily net assets over $2 billion.

For Institutional shares, Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.75% for the WT Large Cap Growth Series. This waiver will remain in place until the Board of Trustees approves its termination.


ADVISORY SERVICES. Under the terms of advisory agreements, each adviser agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, each adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. Each adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the adviser delegates any or all of its duties as listed. The agreements provide that each adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Funds who are affiliated with an adviser and the salaries of all personnel of each adviser performing services for each Fund relating to research, statistical and investment activities are paid by the adviser.

                              SUB-ADVISORY SERVICES
INTERNATIONAL MULTI-MANAGER SERIES ONLY:

The sub-advisers to the Series are:

CLEMENTE CAPITAL, INC. is located at Carnegie Hall Tower, 152 West 57th Street, New York, New York 10019. Clemente has been a registered investment adviser since 1979. SCUDDER KEMPER INVESTMENTS, INC. is located at 345 Park Avenue, New York, New York 10154. Scudder Kemper was founded as America's first independent investment counselor and has served as investment adviser, administrator and distributor of mutual funds since 1928. INVISTA CAPITAL MANAGEMENT, INC., a registered investment adviser since 1984, is located at 1800 Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309. Invista is an indirect, wholly owned subsidiary of Principal Mutual Life Insurance Company.

SUB-ADVISORY AGREEMENTS. For services furnished pursuant to each Sub-Advisory Agreement, WTC pays each sub-adviser a monthly portfolio management fee at an annual rate of 0.50% of the average daily net assets under the sub-adviser's management.

Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority (including the selection of brokers and dealers for the execution of the Series' portfolio transactions) with respect to the portion of the Series' assets allocated to it by WTC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Series' investment objective, policies and restrictions and the instructions of the Board of Trustees and WTC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Portfolio's outstanding voting securities) or by WTC or the sub-adviser. Each Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Under separate Administration and Accounting Services Agreements, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for WT Mutual Fund and WT Investment Trust I. These services include preparing shareholder reports, providing statistical and research data, assisting the advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund and the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and maintaining records relating to the securities transactions of the Fund. The Administration and Accounting Services Agreements provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Portfolios, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

For its  administrative  and  accounting  services,  PFPC received the following fees:
                                      12 MONTHS ENDED       FOR THE PERIOD
                                          6/30/99          2/2/98 TO 6/30/98
                                          -------          -----------------
Prime Money Market Series
U.S. Government Series
Tax-Exempt Series
Short/Intermediate Bond Series
Intermediate Bond Series

Municipal Bond Series
WT Large Cap Growth Series
Large Cap Value Series
Small Cap Core Series
International Multi-Manager Series

Prior to February 2, 1998, RSMC provided administrative and accounting services and was paid the following fees:

                                                FOR THE PERIOD   12 MONTHS ENDED
                                               7/1/97 TO 2/2/98      6/30/97
                                               ----------------      -------
Prime Money Market Series
U.S. Government Series
Tax-Exempt Series
Short/Intermediate Bond Series
Intermediate Bond Series
Municipal Bond Series
WT Large Cap Growth Series
Large Cap Value Series
Small Cap Core Series
International Multi-Manager Series

For its administrative and accounting services, PFPC received the following fees:

                              12 MONTHS ENDED   FOR THE PERIOD
                                  6/30/99      1/5/98 TO 6/30/98
                                  -------      -----------------
Premier Money Market Series
Short/Intermediate Bond Series
Large Cap Core Series


Prior to January 5, 1998, RSMC provided administrative and accounting services and was paid the following fees:

                                                FOR THE PERIOD   12 MONTHS ENDED
                                               7/1/97 TO 1/4/98      6/30/97
                                               ----------------      -------
Premier Money Market Series
Short/Intermediate Bond Series
Large Cap Core Series

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT   AUDITORS.   _________________________________,   serves   as   the
independent auditor, providing services which include (1) auditing the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of each Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Provident Distributors, Inc. Four Falls Corporate Center, West Conshohocken, PA 19428, serves as the underwriter of the Portfolios' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, PDI is granted the right to sell the shares of the Portfolios as agent for the Fund. Shares of the Portfolios are offered continuously.

Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts to secure purchasers for Investor class shares of the Portfolios and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolios' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). PDI receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolios' Institutional class shares.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement became effective as of February 25, 1998 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty
(60) days' written notice to the Portfolio.

PDI will be  compensated  for  distribution  services  according to the Investor class 12b-1 Plan,  which  became  effective  _____,  1999,  regardless  of PDI's expenses. The Investor class 12b-1 Plan provides that PDI will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PDI may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PDI ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Investor class 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Class shares of each Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of each 12b-1 Plan for annual payments of up to 0.05% of the Investor class shares of each of the Money Market Portfolio's average net assets to reimburse PDI for making payments to certain Service Organizations who have sold Investor class shares of the Portfolios and for other distribution expenses.


  PAYMENTS MADE PURSUANT TO THE    PRIME MONEY MARKET  U.S.GOVERNMENT TAX-EXEMPT
12B-1 PLAN FOR THE 12 MONTHS ENDED    MARKET SERIES        SERIES       SERIES
              6/30/99

Trail Commissions:                         $                $             $
Preparation and Distribution of            $                $             $
Marketing Materials:
Total:                                     $                $             $

Under the Investor class 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Portfolio of the distribution of its Investor class shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The advisers and sub-advisers place all portfolio transactions on behalf of each Series. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the advisers and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, each adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the advisers.

The advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, each adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the advisers in serving its other clients, as well as in serving the Series. Conversely, information provided to the advisers by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to the Series. During the twelve-month periods ended June 30, 1999, 1998 and 1997, the Series paid the following brokerage commissions:

                                 12 MONTHS ENDED 12 MONTHS ENDED 12 MONTHS ENDED
                                     6/30/99         6/30/98         6/30/97
                                     -------         -------         -------
Premier Money Market Series
Prime Money Market Series              N/A             N/A             N/A
U.S. Government Series                 N/A             N/A             N/A
Tax-Exempt Series                      N/A             N/A             N/A
Short/Intermediate Bond Series         N/A             N/A             N/A
Intermediate Bond Series               N/A             N/A             N/A
Municipal Bond Series                  N/A             N/A             N/A
WT Large Cap Growth Series
Large Cap Core Series
Small Cap Core Series
Large Cap Value Series
Mid Cap Value Series
Small Cap Value Series
International Multi-Manager Series

Some of the advisers' other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues two separate classes of shares, Institutional and Investor shares, for each Portfolio, except Premier Money Market Portfolio, with a par value of $.01 per share. The shares of each Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Investor class shares bear Rule 12b-1 distribution expenses, and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid. The net income attributable to Investor shares and the dividends payable on Investor shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the Investor shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio and class takes separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of that Portfolio.

The Portfolios do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES


PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of the Portfolios for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Portfolio IRA, call the Transfer Agent at (800) _____. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Portfolio, at 2:00 p.m. Eastern Time for the Prime Money Market, Premier Money Market and U.S. Government Portfolios, or at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m., Eastern time), for the Bond and Equity Portfolios, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer Agent at (800) _____. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, the advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

BY CHECK: You may utilize the check writing option to redeem shares of the Prime Money Market, the U.S. Government and the Tax-Exempt Portfolios by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Portfolio account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and returned checks. These charges will be paid by redeeming an appropriate number of Portfolio shares automatically. Each Portfolio and the Transfer Agent reserve the right to terminate or alter the check writing service at any time. The Transfer Agent also reserves the right to impose a service charge in connection with the check writing service. If you are interested in the check writing service, contact the Transfer Agency for further information. This service is generally not available for clients of WTC through their trust or corporate cash management accounts, since it is already provided for these customers through WTC. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to
change  the  account  designated  to  receive  redemption   proceeds  should  be
accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for WTC trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: To ensure proper authorization before redeeming shares of the Portfolios, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of WTC who have purchased shares through their trust accounts at WTC and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact WTC or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or
(d) ordered by a governmental body having jurisdiction over a Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. Each of the Money Market Portfolios' securities is valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Money Market Portfolio's securities based upon their amortized cost and the accompanying maintenance of each Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, each Portfolio's Board of Trustees has established procedures delegating to the adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Portfolio's holdings to determine whether a Portfolio's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should a Money Market Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Portfolio's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

For the Bond Portfolios and the Equity Portfolios, the net asset value per share of each Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Portfolios are open for business. The
Portfolios are open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business.

In valuing a Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which the International Multi-Manager Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of the Portfolio. Calculation of the Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS


Dividends from the Money Market Portfolios are declared on each Business Day. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-Business Days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting
period.  A portion of the dividends paid by the U.S.   Government  Portfolio
may be exempt from state taxes.

Dividends from the Bond Portfolios' net investment income are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-Business Days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers, are declared and paid annually.

Dividends from the Equity Portfolios' net investment income and distributions of
(1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers, and (2) in the case of the International Multi-Manager Portfolio, net gains realized from foreign currency transactions are declared and paid to its shareholders annually.


                           TAXATION OF THE PORTFOLIOS

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, in the case of the International Multi-Manager Portfolio, net gains from certain foreign currency transactions) and must meet several additional requirements. For each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

If a Portfolio makes a distribution to shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

MONEY MARKET PORTFOLIOS:
With respect to the U.S. Government Portfolio, Premier Money Market Portfolio and Prime Money Market Portfolio, distributions from a Portfolio's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Because each of the Portfolios' net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporations.

BOND PORTFOLIOS:
Each Bond Portfolio may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Portfolio must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Portfolio annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAX-EXEMPT PORTFOLIO AND MUNICIPAL BOND PORTFOLIO: Each of these Portfolios will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under section 103(a) of the Code; both Portfolios intend to continue to satisfy this requirement. Distributions that a Portfolio properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items. The aggregate dividends excludable from the shareholders' gross income may not exceed a Portfolio's net tax-exempt income. The shareholders' treatment of dividends from a Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Portfolio may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.

Tax-exempt interest attributable to certain "private activity bonds" ("PABs") (including, in the case of a RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item. Furthermore, even interest on tax-exempt securities held by a Portfolio that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the federal alternative minimum tax in the hands of corporate shareholders when distributed to them by the Portfolio. PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or PABs should consult their tax advisers before purchasing a Portfolio's shares. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Up to 85% of Social Security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt and Municipal Bond Portfolios) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from each Portfolio still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

The Municipal Bond Portfolio may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with original issue discount ("OID"), the sum of its issue price plus accrued OID, except that market discount less than the product of (1) 0.25% of the redemption price at maturity times and (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Municipal Bond Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

The Tax-Exempt and Municipal Bond Portfolios inform shareholders within 60 days after their fiscal year-end (August 31) of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Portfolio's income that was tax-exempt during the period covered by the distribution.

SHORT/INTERMEDIATE BOND PORTFOLIO AND THE INTERMEDIATE BOND PORTFOLIO: Interest and dividends received by the Short/Intermediate Bond Portfolio and the Intermediate Bond Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

EQUITY PORTFOLIOS:
It is anticipated that all or a portion of the dividends from the net investment income of each Equity Portfolio, other than the International Multi-Manager Portfolio, will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.
Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the International Multi-Manager Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the International Multi-Manager Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The International Multi-Manager Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder --that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the International Multi-Manager Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The International Multi-Manager Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Portfolio with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months --instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical correction legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The International Multi-Manager Portfolio attempts to monitor its section 988 transactions to minimize any adverse tax impact.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of a Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolios will vary based on changes in market conditions and the level of each Portfolio's expenses. These performance figures are calculated in the following manner:

MONEY MARKET PORTFOLIOS:

     A. YIELD for a money market fund is the net annualized yield for a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

          The yield for the 7-day period ended June 30, 1999 was:

          U.S.  Government  Portfolio       %
          Prime Money  Market  Portfolio    %
          Premier Money Market Portfolio    %
          Tax-Exempt Portfolio              %

     B. EFFECTIVE YIELD is the net annualized yield for a specified 7 calendar days assuming reinvestment of income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1) 365/7] - 1.

          The effective yield for the 7-day period ended June 30, 1999 was:

          U.S. Government Portfolio         %
          Prime Money Market Portfolio      %
          Premier Money Market Portfolio    %
          Tax-Exempt Portfolio              %

     C. TAX-EQUIVALENT YIELD is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Tax-Exempt Portfolio's yield (computed as in the yield description above) which is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Tax-Exempt Portfolio that is not tax-exempt.

          The Tax-Exempt Portfolio's tax-equivalent yield for the 7-day period ended June 30, 1999 was:

          28% tax bracket                   %
          31% tax bracket                   %
          36% tax bracket                   %
          39.6% tax bracket                 %

         The following table, which is based upon federal income tax rates in effect on the date of this Statement of Additional Information, illustrates the yields that would have to be achieved on taxable investments to produce a range of hypothetical tax-equivalent yields:

                           TAX-EQUIVALENT YIELD TABLE

FEDERAL MARGINAL
INCOME TAX BRACKET   TAX-EQUIVALENT YIELDS BASED ON TAX-EXEMPT YIELDS OF:
------------------   ----------------------------------------------------
                       2%     3%     4%     5%     6%      7%       8%
                       --     --     --     --     --      --       --

        28%            2.8    4.2    5.6    6.9    8.3     9.7     11.1
        31%            2.9    4.3    5.8    7.2    8.7    10.1     11.6
        36%            3.1    4.7    6.3    7.8    9.4    10.9     12.5
       39.6%           3.3    5.0    6.6    8.3    9.9    11.6     13.2

ALL PORTFOLIOS:

     A. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of a Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares, if any, and assume that all dividends during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

          Where:   P        =       a hypothetical initial investment of $1,000

                   T        =       average annual total return

                   n        =       number of years

                   ERV      =       ending  redeemable  value:  ERV is
                                    the   value,   at  the  end  of  the
                                    applicable period, of a hypothetical
                                    $1,000   investment   made   at  the
                                    beginning of the applicable period.

           AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JUNE 30, 1999

--------------------------------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
--------------------    --------    --------     -------
U.S. Government            %           %            %
--------------------    --------    --------     -------
Prime Money Market         %           %            %
--------------------    --------    --------     -------
Premier Money Market       %           %            %
--------------------    --------    --------     -------
Tax-Exempt                 %           %            %
--------------------    --------    --------     -------
Short/Intermediate         %           %           N/A
Bond
--------------------    --------    --------     -------
Intermediate Bond          %           %           N/A
--------------------    --------    --------     -------
Municipal Bond             %           %           N/A
--------------------    --------    --------     -------
WT Large Cap Growth        %           %            %
--------------------    --------    --------     -------
Large Cap Core             %           %            %
--------------------    --------    --------     -------
Small Cap Core             %          N/A          N/A
--------------------    --------    --------     -------
International              %           %            %
Multi-Manager
--------------------    --------    --------     -------
Large Cap Value            %           %           N/A
--------------------    --------    --------     -------
Mid Cap Value              %          N/A          N/A
--------------------    --------    --------     -------
Small Cap Value            %          N/A          N/A
--------------------------------------------------------


     B. YIELD CALCULATIONS. From time to time, an Equity or Bond Portfolio may advertise its yield. Yield for these Portfolios is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:


                          YIELD = 2[((A-B)/CD + 1)6-1]

    where:

       a  =  dividends and interest earned during the period;
       b  =  expenses accrued for the period (net of reimbursements);
       c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

         Except as noted below, in determining interest earned during the period (variable "a" in the above formula), pfpc calculates the interest earned on each debt instrument held by a Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

         For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

         In determining dividends earned by any preferred stock or other equity securities held by a Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

         Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

         Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolios' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolios' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolios. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Portfolio.

In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, a Money Market Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities such as the IBC First Tier Money Market Index for the Prime and Premier Money Market Portfolios, the IBC U.S. Government and Agency Index for the U.S. Government Portfolio and the IBC Stockbroker and general purpose funds for the Tax-Exempt Portfolio. Yield and performance over time may also be compared to the performance of bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit from a CD, and the deposit principal in a CD is insured by the FDIC.

From time to time, in marketing and other literature, the Bond and Equity Portfolios' performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, a Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by

Lipper. When other organizations' tracking results are used, a Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Portfolio's investment policies and investments, a Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning a Portfolio, including reprints of or selections from, editorials or articles about the Portfolio. Sources for
performance   information  and  articles  about  a  Portfolio  may  include  the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund   performance   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


                              FINANCIAL STATEMENTS


Each Portfolio's audited financial statements and the audited financial statements of its corresponding Series for the fiscal year ended June 30, 1999, including notes thereto and the report of __________thereon, are incorporated herein by reference to the Portfolio's Annual Report to Shareholders.

                                   APPENDIX A
            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES


REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Portfolio's corresponding  Series,  the  adviser  or  the  sub-advisers  (for  International
Multi-Manager Series) may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options, futures, and in the case of the International Multi-Manager Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. With the exception of the International Multi-Manager Series, a Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. The International Multi-Manager Series may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indexes on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

                  (1) each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

                  (2) no Series will write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The International Multi-Manager Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series' foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

                  (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

                  (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.


Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

         (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The International Multi-Manager Series' sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The International Multi-Manager Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When WTC or a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the adviser or the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The International Multi-Manager Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indexes to hedge against the risk of fluctuations in the prices of securities held by the Series or which the adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The International Multi-Manager Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the International Multi-Manager Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

         As with other options and futures positions, the International Multi-Manager Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, the Series will not enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The International Multi-Manager Series may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Series may enter into forward currency contracts with respect to specific transactions. For example, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Series may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Series will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Series also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Series' securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Series is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Series to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At or before the maturity date of a forward contract requiring the Series to sell a currency, the Series may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Series will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Series may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Series would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Series owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Portfolios' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

(BULLET)  Leading market positions in well-established industries.

(BULLET)  High rates of return on funds employed.

(BULLET) Conservative capitalization structure with moderate reliance on debt and ample asset protection.

(BULLET) Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

(BULLET) Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION  OF FITCH'S  HIGHEST STATE AND MUNICIPAL  NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 WT MUTUAL FUND

                           CRM PRIME MONEY MARKET FUND
                               CRM TAX-EXEMPT FUND
                           CRM INTERMEDIATE BOND FUND
                             CRM MUNICIPAL BOND FUND
                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND



                              400 Bellevue Parkway
                           Wilmington, Delaware 19809




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                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 1999



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This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current prospectus, dated ______, 1999, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to Provident Distributors, Inc. ("PDI"), Four Falls Corporate Center, West Conshohocken, PA 19428, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with PDI or by calling (800) _____.

Each Fund's audited financial statements for the year ended June 30, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference.

                                TABLE OF CONTENTS


GENERAL INFORMATION                                                          2
INVESTMENT POLICIES                                                          2
INVESTMENT LIMITATIONS                                                      15
TRUSTEES AND OFFICERS                                                       19
INVESTMENT ADVISORY AND OTHER SERVICES                                      21
RODNEY SQUARE MANAGEMENT CORPORATION                                        21
WILMINGTON TRUST COMPANY                                                    21
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN                                  24
BROKERAGE ALLOCATION AND OTHER PRACTICES                                    25
CAPITAL STOCK AND OTHER SECURITIES                                          26
PURCHASE, REDEMPTION AND PRICING OF SHARES                                  26
DIVIDENDS                                                                   29
TAXATION OF THE FUNDS                                                       30
CALCULATION OF PERFORMANCE INFORMATION                                      33
FINANCIAL STATEMENTS                                                        37
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES     A-1
APPENDIX B - DESCRIPTION OF RATINGS                                        B-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund has established the following Funds described in this Statement of Additional Information: CRM Prime Money Market, CRM Tax-Exempt, CRM Intermediate Bond, CRM Municipal Bond, CRM Large Cap Value, CRM Mid Cap Value and CRM Small Cap Value Funds. Each of these Funds issues Institutional and Investor class shares.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in corresponding master funds, which are series of WT Investment Trust I (the "Series").

                               MONEY MARKET FUNDS

The "Money Market Funds" are the Prime Money Market Fund and the Tax-Exempt Fund. Each has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under certain circumstances. Each Fund values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize each Fund's price per share at $1.00 per share. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation, under the direction of and subject to the review of the Board of Trustees.

BANK OBLIGATIONS. The Prime Money Market Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

[BULLET] BANKERS' ACCEPTANCES. The Prime Money Market Fund may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

[BULLET] CERTIFICATES OF DEPOSIT. The Prime Money Market Fund may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

[BULLET] TIME DEPOSITS. The Prime Money Market Fund may invest in time deposits, which are bank deposits for fixed periods of time.

CERTIFICATES OF PARTICIPATION. The Tax-Exempt Fund may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Money Market Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings." The Funds may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Money Market Fund that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States.

ILLIQUID SECURITIES. The Money Market Funds may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund's books.

The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Money Market Funds may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Each Fund's investments of its assets in the corresponding Series pursuant to the master/feeder structure are excepted from the above limitations.

MUNICIPAL SECURITIES. The Money Market Funds each may invest in debt obligations issued by states, municipalities and public authorities ("Municipal Securities") to obtain funds for various public purposes. Yields on Municipal Securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on Municipal Securities may be exempt from federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

[BULLET] GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.

[BULLET] REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility tolls from a toll bridge, for example.

[BULLET] BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the Notes.

[BULLET]      TAX   ANTICIPATION   NOTES  finance   working   capital  needs  of
              municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

[BULLET] REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

[BULLET] INDUSTRIAL DEVELOPMENT BONDS ("IDBs") and Private Activity Bonds ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as solid waste facilities and sewage plants. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

[BULLET] TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

[BULLET] CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of "Fannie Mae" (the Federal National
              Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

[BULLET] PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

REPURCHASE AGREEMENTS. The Money Market Funds may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt), it is the policy of a Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.

SECURITIES LENDING. The Money Market Funds may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans by a Fund will in no event exceed one-third of that Fund's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which will be maintained in an amount equal to the current market value of the loaned securities at all times the loan is outstanding. Each Fund will make loans of securities only to firms deemed credit worthy by the adviser.

STANDBY COMMITMENTS. The Money Market Funds may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Funds may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment

(thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Funds will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Fund.

U.S. GOVERNMENT OBLIGATIONS. The Money Market Funds may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Money Market Funds may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. The Money Market Funds may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

A Fund will make a commitment to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may also sell the underlying securities before they are delivered, which may result in gains or losses. A separate account for each Fund is established at the custodian bank, into which cash and/or liquid securities equal to the amount of when-issued purchase commitments is deposited. If the market value of the deposited securities declines additional cash or securities will be placed in the account on a daily basis to cover the Fund's outstanding commitments.

When a Fund purchases a security on a when-issued basis, the security is recorded as an asset on the commitment date and is subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, and this may increase or decrease the Fund's net asset value. When payment for a when-issued security is due, a Fund will meet its obligations from then-available cash flow, the sale of the securities held in the separate account, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation carries with it the potential for the realization of capital gains or losses.

                                 THE BOND FUNDS

The "Bond Funds" are the Intermediate Bond and the Municipal Bond Funds. Wilmington Trust Company, the investment adviser for the Bond Funds, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. The Bond Funds' exposure to credit risk is moderated by limiting their investments to securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization such as Moody's, S&P, or, if unrated, are determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings." Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Fund will receive the anticipated yield on the security. WTC continuously monitors the quality of the Funds' holdings, and should the rating of a security be downgraded or its quality be adversely affected, WTC will determine whether it is in the best interest of the affected Fund to retain or dispose of the security.

The effect of interest rate fluctuations in the market on the principal value of the Bond Funds is moderated by limiting the average dollar-weighted duration of their investments -- in the case of the Intermediate Bond Fund to a range of 4 to 7 years, and in the case of the Municipal Bond Fund to a range of 4 to 8 years. Investors may be more familiar with the term "average effective maturity" (when, on average, the fixed income securities held by the Fund will mature), which is sometimes used to express the anticipated term of the Funds' investments. Generally, the stated maturity of a fixed income security is longer than it's projected duration. Under normal market conditions, the average effective maturity, in the case of the Intermediate Bond Fund, within a range of approximately 7 to 12 years, and in the case of the Municipal Bond Fund, within a range of approximately 5 to 10 years. In the event of unusual market conditions, the average dollar-weighted duration of the Funds may fall within a broader range. Under those circumstances, the Intermediate Bond Fund may invest in fixed income securities with an average dollar-weighted duration of 2 to 10 years.

WTC's goal in managing the Intermediate Bond Fund is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Intermediate Bond Fund is intended to appeal to investors who want a thoughtful exposure to the broad fixed income securities market and the high current returns that characterize the short-term to intermediate-term sector of that market.

Given the average duration of the holdings of the Bond Fund and the current interest rate environment, the Fund should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Fund will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Fund's holdings, which must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Funds will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities. In addition, although the Municipal Bond Fund expects to invest substantially all of its net assets in municipal securities that provide interest income that is exempt from federal income tax, it may invest up to 20% of its net assets in other types of fixed income securities that provide federally taxable income.

The composition of each Fund's holdings varies depending upon WTC's analysis of the fixed income markets and the municipal securities markets (for the Municipal Bond Fund), including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Funds may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Fund's specified average duration, WTC seeks to protect the Fund's principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Funds. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

WTC may make frequent changes in the Funds' investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Funds and could result in taxable capital gains.

ASSET-BACKED SECURITIES. The Bond Funds may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. The Bond Funds may invest in the same U.S. dollar-denominated obligations of major banks as the Money Market Fund. (See "Bank Obligations".)

CORPORATE  BONDS,  NOTES AND  COMMERCIAL  PAPER.  The Bond  Funds may  invest in corporate  bonds,  notes  and  commercial  paper.  These  obligations  generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Funds will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization, such as Moody's or S&P or, if not rated, determined by WTC to be of comparable quality.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Bond Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often supports these buy-back features. In evaluating a foreign bank's credit, WTC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit. The Municipal Bond Fund will not acquire municipal securities with buy-back features if, in the opinion of counsel, the existence of a buy-back feature would alter the tax-exempt nature of interest payments on the underlying securities and cause those payments to be taxable to that Fund and its shareholders.

Buy-back features include standby commitments, put bonds and demand features.

[BULLET] STANDBY COMMITMENTS. The Bond Funds may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

         Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

[BULLET] PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

         In selecting put bonds for the Bond Funds, WTC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

[BULLET] DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

GUARANTEED INVESTMENT CONTRACTS. A guaranteed investment contract ("GIC") is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Fund intends to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. The Bond Funds may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

MONEY MARKET FUNDS. The Bond Funds may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act. (See "Investment Company Securities.")

MORTGAGE-BACKED   SECURITIES.    Mortgage-backed   securities   are   securities
representing interests in a pool of mortgages secured by real property.

Government National Mortgage Association ("GNMA") mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal

Housing Administration or insured by the Veterans Administration. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") both issue mortgage-backed securities that are similar to GNMA securities in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates and FHLMC guarantees timely payment of interest and ultimate payment of principal. FHLMC also has a program under which it guarantees timely payment of scheduled principal as well as interest. FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government.

In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a PRO RATA basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments -- "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal income tax. These debt obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various privately owned or operated activities. The three general categories of municipal securities are general obligation, revenue or special obligation and private activity municipal securities. A brief description of typical municipal securities follows:

[BULLET] GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

[BULLET] REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems;
              highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

[BULLET] MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

              Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

[BULLET] RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

[BULLET] PRIVATE ACTIVITY SECURITIES are specific types of revenue bonds issued on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. The payment of principal and interest on these obligations generally depends upon the credit of the private owner/user of the facilities financed and, in certain instances, the pledge of real and personal property by the private owner/user. The interest income from certain types of private activity securities may be considered a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item").

Short-term municipal securities in which the Funds may invest include Tax Anticipation, Revenue Anticipation, Bond Anticipation and Construction Loan
Notes. These were previously described for the Money Market Funds (See "Municipal Securities.")

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. Although the Municipal Bond Fund has no current intention of so doing, each of the Bond Fund may use options and futures contracts. The Intermediate Bond Funds may use forward currency contracts. For additional information regarding such investment strategies, see Appendix A to this Statement of Additional Information.

PARTICIPATION INTERESTS. The Bond Funds may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

The Municipal Bond Fund will only invest in participation interests in municipal securities, municipal leases or in pools of securities backed by municipal assets if, in the opinion of counsel, any interest income on the participation interest will be exempt from federal income tax to the same extent as the interest on the underlying securities.

REPURCHASE AGREEMENTS. The Bond Funds may invest in the same repurchase agreements, as the Money Market Funds. (See "Repurchase Agreements.")

SECURITIES LENDING. The Bond Funds may lend securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan. The Municipal Bond Fund has no current intention of lending its portfolio securities and would do so only under unusual market conditions since the interest income that a Fund receives from lending its securities is taxable.

U.S. GOVERNMENT OBLIGATIONS. The Bond Funds may invest in the same debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities as the Money Market Fund. (See "U.S. Government Obligations.")

VARIABLE AND FLOATING RATE SECURITIES. The Bond Funds may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

Each of the Bond Funds may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. The Bond Funds may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

A Fund will make a commitment to purchase when-issued securities only with the intention of actually acquiring the securities, but the Fund may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may also sell the underlying securities before they are delivered, which may result in gains or losses. A separate account for each Fund is established at the custodian bank, into which cash and/or liquid securities equal to the amount of when-issued purchase commitments is deposited. If the market value of the deposited securities declines additional cash or securities will be placed in the account on a daily basis to cover the Fund's outstanding commitments.

When a Fund purchases a security on a when-issued basis, the security is recorded as an asset on the commitment date and is subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, and this may increase or decrease the Fund's net asset value. When payment for a when-issued security is due, a Fund will meet its obligations from then-available cash flow, the sale of the securities held in the separate account, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation carries with it the potential for the realization of capital gains or losses.

The Municipal Bond Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness ("refunding contracts"). These contracts require the issuer to sell and the Fund to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The offering proceeds are then used to refinance existing municipal obligations. Although the
Municipal Bond Fund may sell its rights under a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of municipal securities. The Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts usually provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Fund may secure its obligation under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provision of the refunding contract. When required by Securities and Exchange Commission ("SEC") guidelines, the Fund will place liquid assets in a segregated custodial account equal in amount to its obligations under outstanding refunding contracts.

ZERO COUPON BONDS. The Bond Funds may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Fund to liquidate investments in order to make the required distributions.

RISK FACTORS APPLICABLE TO THE MUNICIPAL BOND FUND:

HEALTH CARE SECTOR. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for those programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums) and competition among health care providers. In the future, the following may adversely affect the industry: adoption of legislation proposing a national health insurance program; medical and technological advances which alter the demand for health services or the way in which such services are provided; and efforts by employers, insurers and governmental agencies to reduce the costs of health insurance and health care services.

Health care facilities include life care facilities, nursing homes and hospitals. The Municipal Bond Fund may invest in bonds to finance these facilities which are typically secured by the revenues from the facilities and not by state or local government tax payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be a risk of default in the payment of principal or interest on a bond issue if the facility does not maintain adequate financial reserves for debt service.

HOUSING SECTOR. The Municipal Bond Fund may invest in housing revenue bonds which typically are issued by state, county and local housing authorities and are secured only by the revenues of mortgages originated by those authorities using the proceeds of the bond issues. Factors that may affect the financing of multi-family housing projects include acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes in regulatory requirements.

Since the demand for mortgages from the proceeds of a bond issue cannot be precisely predicted, the proceeds may be in excess of demand, which would result in early retirement of the bonds by the issuer. Since the cash flow from mortgages cannot be precisely predicted, differences in the actual cash flow from the assumed cash flow could have an adverse impact upon the issuer's ability to make scheduled payments of principal and interest or could result in early retirement of the bonds.

Scheduled principal and interest payments are often made from reserve or sinking funds. These reserves are funded from the bond proceeds, assuming certain rates of return on investment of the reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate.

ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future: problems in financing large construction programs in an inflationary period; cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities); difficulties in obtaining fuel at reasonable prices; the effects of conservation on the demand for energy; increased competition from alternative energy sources; and the effects of rapidly changing licensing and safety requirements.

PROPOSED LEGISLATION. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. For example, federal tax law now limits the types and amounts of tax-exempt bonds issuable for industrial development and other types of private activities. These limitations may affect the future supply and yields of private activity securities. Further proposals affecting the value of tax-exempt securities may be introduced in the future. In addition, proposals have been made, such as that involving the "flat tax," that could reduce or eliminate the value of that exemption. If the availability of municipal securities for investment or the value of the Municipal Bond Fund's holdings could be materially affected by such changes in the law, the Trustees would reevaluate the Fund's investment objective and policies or consider the Fund's dissolution.

FUND TURNOVER. Fund turnover rates for the past 2 years, (or since the date of inception, if applicable) were:

---------------------------------------------------------
                       12 MONTHS ENDED    12 MONTHS ENDED
                        JUNE 30, 1999      JUNE 30, 1998
                        -------------      -------------
---------------------------------------------------------
Intermediate Bond             %                  %
---------------------------------------------------------
Municipal Bond                %                  %
---------------------------------------------------------

                                THE EQUITY FUNDS

The "Equity Funds" are the Large Cap Value, the Mid Cap Value and the Small Cap Value Funds.

CASH MANAGEMENT. The Equity Fund may invest in cash and cash equivalents, including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

[BULLET] MONEY MARKET FUNDS. The Equity Funds may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act.

[BULLET] U.S. GOVERNMENT OBLIGATIONS. The Equity Funds may invest in the same debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities as the Money Market Funds. (See "U.S. Government Obligations.")

[BULLET] COMMERCIAL PAPER. The Equity Funds may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser or sub-adviser to be of comparable quality.

[BULLET] BANK OBLIGATIONS. The Equity Funds may invest in the same obligations of U.S. banks as the Money Market Fund. (See "Bank Obligations.")

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Equity Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund's purchase of the security, the adviser will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Equity Funds may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in the Appendix.

ILLIQUID SECURITIES. Each of the Funds may invest no more than 10% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund's investment adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Large Cap Value Fund may purchase call options on securities that the adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which they are authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 65% of the total assets of the Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. The Equity Funds may invest in the same repurchase agreements, as the Money Market Funds. (See "Repurchase Agreements.")

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 or an exemption from registration. Each of the Equity Funds may invest up to 15% of its net assets in illiquid securities, subject to a Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. The Equity Funds may lend securities subject to the same conditions applicable to the Bond Funds. (See "Securities Lending.")

FUND TURNOVER. Fund turnover rates for the past 2 years, (or since inception, if applicable) were:

---------------------------------------------------------------
                           12 MONTHS ENDED      12 MONTHS ENDED
                            JUNE 30, 1999        JUNE 30, 1998
                            -------------        -------------
---------------------------------------------------------------
Large Cap Value                   %                    %
---------------------------------------------------------------
Mid Cap Value                     %                    %
---------------------------------------------------------------
Small Cap Value                   %                    %
---------------------------------------------------------------

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds and their corresponding master series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lessor of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

MONEY MARKET FUNDS:
Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however, the Fund may invest more than 25% of its total assets in the obligations of banks;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Fund's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Fund's total assets;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein; or

7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A FUND FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

With respect to the exclusion from the investment limitation described in number 2 above, the Fund has been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Premier Money Market Fund, however, will consider both foreign and U.S. bank obligations within this exclusion.

The following non-fundamental policies apply to the Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval.

Each Fund will not:

1.  make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Fund's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5. purchase the securities of any one issuer if as a result more than 5% of the Fund's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BOND FUNDS:

Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3. borrow money, provided that the Fund may borrow money from banks for temporary or emergency services (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Fund's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Fund's total assets;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or real estate limited partnership interests, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A FUND FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

The following non-fundamental policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval. Each Fund will not:

1. pledge, mortgage or hypothecate its assets, except the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Fund may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

2.  make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options or futures;

4. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

5. when engaging in options, futures and forward currency contract strategies, a Fund will either: (1) set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets;

6. purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded; or

7. write put or call options having aggregate exercise prices greater than 25% of the Fund's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options.


EQUITY FUNDS:
Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, however the Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate. The Funds additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities. The Funds additionally are restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; or

8. issue senior securities, except to the extent permitted by the 1940 Act, however the Funds may borrow money subject to their investment limitation on borrowing.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A FUND FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

The following non-fundamental policies apply to each Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Fund will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2. make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, however the Funds may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation;

4. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS


The Board of Trustees supervises the Funds' activities and reviews contractual arrangements with the Funds' service providers. The Trustees and officers are listed below. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I. An asterisk (*) indicates those Trustees who are "interested persons".

------------------------------ -------------- ---------------------------------------------------------------
                               POSITION(S)
NAME, ADDRESS AND DATE OF      HELD WITH
BIRTH                          THE FUND       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------ -------------- ---------------------------------------------------------------
ROBERT ARNOLD                     Trustee     In 1989, Mr. Arnold founded, and currently  co-manages,  R. H.
152 W. 57th Street, 44th                      Arnold & Co., Inc., an investment  banking  company.  Prior to
Floor                                         forming R. H. Arnold & Co.,  Inc.,  Mr.  Arnold was  Executive
New York, NY  10019                           Vice   President   and  a   director   to   Cambrian   Capital
Date of Birth: 3/44                           Corporation, an investment banking firm he co-founded in 1987.
------------------------------ -------------- ---------------------------------------------------------------
ROBERT J. CHRISTIAN*             Trustee,     Mr. Christian has been Chief Investment  Officer of Wilmington
Rodney Square North              President    Trust  Company  since  February  1996 and  Director  of Rodney
1100 N. Market Street                         Square  Management  Corporation  since 1996.  He was  Chairman
Wilmington, DE 19890                          and Director of PNC Equity  Advisors  Company,  and  President
Date of Birth: 2/49                           and Chief  Investment  Officer of PNC Asset  Management  Group
                                              Inc.  from 1994 to 1996.  He was Chief  Investment  Officer of
                                              PNC Bank from 1992 to 1996 and Director of  Provident  Capital
                                              Management from 1993 to 1996.
------------------------------ -------------- ---------------------------------------------------------------


------------------------------ -------------- ---------------------------------------------------------------
                               POSITION(S)
NAME, ADDRESS AND DATE OF      HELD WITH
BIRTH                          THE FUND       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------ -------------- ---------------------------------------------------------------
NICHOLAS A. GIORDANO              Trustee     Mr. Giordano was appointed interim President of LaSalle
LaSalle University                            University on July 1, 1998 and was a consultant for financial
Philadelphia, PA 19141                        services organizations from late 1997 through 1998.  He
Date of Birth: 3/43                           served as president and chief executive officer of the
                                              Philadelphia Stock Exchange from 1981 through August 1997, and also served as chairman of the board of the exchange's two subsidiaries: Stock Clearing Corporation of Philadelphia and Philadelphia Depository Trust Company.  Before joining the Philadelphia Stock Exchange, Mr. Giordano served as chief financial officer at two brokerage firms (1968-1971).  A
                                              certified public accountant, he began his career at Price
                                              Waterhouse in 1965.
------------------------------ -------------- ---------------------------------------------------------------
LAWRENCE B. THOMAS                Trustee     Mr.  Thomas  retired in October  1996,  after having served in
7813 Pierce Circle                            numerous   financial   positions   at   ConAgra,    Inc.   (an
Omaha, NE  68124                              international  food company) including  Treasurer,  Secretary,
Date of Birth: 3/46                           Risk  Officer,  and Senior Vice  President-Finance  (Principal
                                              Financial  Officer).  In his thirty-six  years at ConAgra,  he
                                              also   served  as  director   and  officer  of  its   numerous
                                              subsidiaries.
------------------------------ -------------- ---------------------------------------------------------------
ERIC K. CHEUNG                     Vice       From 1978 to 1986,  Mr. Cheung was the  Portfolio  Manager for
Rodney Square North              President    fixed income assets of the Meritor  Financial  Group. In 1986,
1100 N. Market Street                         Mr.  Cheung  joined  Wilmington  Trust Company and in 1991, he
Wilmington, DE 19890                          became the Division Manager for all fixed income products.
Date of Birth: 12/54
------------------------------ -------------- ---------------------------------------------------------------
PAT COLLETTI                       Vice       Mr.  Colletti is Vice  President  and  Director of  Investment
400 Bellevue Parkway             President    Accounting and  Administration  of PFPC Inc. since April 1999.
Wilmington, DE 19809           and Treasurer  Prior to joining PFPC,  Mr.  Colletti was  Controller  for the
Date of Birth: 11/58                          Reserve Funds since 1986.
------------------------------ -------------- ---------------------------------------------------------------
GARY M. GARDNER                  Secretary    Mr.  Gardner  has been a Senior  Vice  President  of PFPC Inc.
400 Bellevue Parkway                          since  January  1994.  Previously,  Mr.  Gardner had  provided
Wilmington, DE  19809                         legal  and  regulatory   advice  to  mutual  funds  and  their
Date of Birth: 2/51                           management for more than twenty years at Federated  Investors,
                                              Inc.,   SunAmerica  Asset  Management  Corp.  and  The  Boston
                                              Company, Inc.
------------------------------ -------------- ---------------------------------------------------------------



On July 1, 1999, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of each Fund.

The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act are paid by each Fund. The following table shows the fees paid during the fiscal year ended June 30, 1999 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Fund and WT Investment Trust I.


              TRUSTEES FEES FOR THE FISCAL YEAR ENDED JUNE 30, 1999


                             AGGREGATE           TOTAL COMPENSATION
                       COMPENSATION FROM THE     FROM THE WT FUND
INDEPENDENT TRUSTEE             FUND                  COMPLEX
Robert Arnold                    $                       $
Nicholas Giordano                $                       $

Lawrence Thomas                  $                       $

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of that Fund. As of July 1, 1999, no entities were known to own beneficially 5% or more of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Prime Money Market Series and the Tax-Exempt Series. RSMC is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of WTC, a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. RSMC may occasionally consult, on an informal basis, with personnel of WTC's investment departments.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Brokerage Services Company, both wholly owned subsidiaries of WTC, are registered investment advisers. In addition, WBSC is a registered broker-dealer.

For its services as adviser, RSMC received the following fees:
                              12 MONTHS ENDED  12 MONTHS ENDED   12 MONTHS ENDED
                                  6/30/99          6/30/98           6/30/97
Prime Money Market Series            $                $                 $
Tax-Exempt Series                    $                $                 $

For its services as adviser, RSMC waived the following fees:
                              12 MONTHS ENDED  12 MONTHS ENDED   12 MONTHS ENDED
                                  6/30/99          6/30/98           6/30/97
Prime Money Market Series            $                $                 $
Tax-Exempt Series                    $                $                 $

WILMINGTON TRUST COMPANY
Wilmington Trust Company, the parent of RSMC, is a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. WTC is engaged in a variety of investment advisory activities, including the management of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. WTC also manages over $3.8 billion in fixed income assets and $1.4 billion in equity assets for various other institutional clients.

WTC serves as the adviser to the Short/Intermediate Bond Series, the Intermediate Bond Series, the Municipal Bond Series, the Large Cap Core Series, the Small Cap Core Series and the International Multi-Manager Series. WTC also served as the adviser to the Premier Money Market Series until _____, 1999.

For WTC's services as investment adviser to each Series, WTC received the following fees:

                         OCTOBER 20, 1998 TO    12 MONTHS ENDED   12 MONTHS ENDED    12 MONTHS ENDED
                            JUNE 30, 1999           6/30/99           6/30/98            6/30/97
                            -------------           -------           -------            -------

Intermediate Bond Series         N/A                   $                 $                  $
Municipal Bond Series            N/A                   $                 $                  $


For its services as adviser, WTC waived the following fees:

                           OCTOBER 20, 1998 TO    12 MONTHS ENDED   12 MONTHS ENDED    12 MONTHS ENDED
                                JUNE 30, 1999           6/30/99           6/30/98            6/30/97
                              -------------           -------           -------            -------
Intermediate Bond Series           N/A                   $                 $                  $
Municipal Bond Series              N/A                   $                 $                  $

 For Institutional shares, WTC, or RSMC , as applicable, have agreed to waive a portion of their advisory fees or reimburse expenses to the extent total operating expenses exceed 0.20% for the Premier Money Market Series, 0.55% for the Intermediate Bond Series; 0.75% for the Municipal Bond Series, 0.75% for the Large Cap Value Series. This waiver will remain in place until the Board of Trustees approves its termination. [PLEASE CONFIRM FEE WAIVERS.]

CRAMER ROSENTHAL MCGLYNN, LLC
CRM serves as investment adviser to the Large Cap Value, the Mid Cap Value and the Small Cap Series. CRM and its predecessors have managed investments in small and medium capitalization companies for over 25 years. CRM is 76% owned (and therefore controlled) by Cramer, Rosenthal, McGlynn, Inc. ("CRM") and its shareholders. CRM is registered as an investment adviser with the SEC.

For its services as adviser, CRM received the following fees:
                             12 MONTHS ENDED   12 MONTHS ENDED   12 MONTHS ENDED
                                 6/30/99           6/30/98             6/30/97
                                 -------           -------             -------
Large Cap Value Series
Mid Cap Value Series
Small Cap Value Series

For its services as adviser, CRM waived the following fees.
                             12 MONTHS ENDED    12 MONTHS ENDED  12 MONTHS ENDED
                                 6/30/99           6/30/98             6/30/97
                                 -------           -------             -------
Large Cap Value Series
Mid Cap Value Series
Small Cap Value Series

For Institutional shares, CRM has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the above Series to the extent that the total annual operating expenses exceed 1.40% of net assets. This undertaking may be terminated at any time.

ADVISORY SERVICES. Under the terms of advisory agreements, each adviser agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, each adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. Each adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the adviser delegates any or all of its duties as listed.

The agreements provide that each adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Funds who are affiliated with an adviser and the salaries of all personnel of each adviser performing services for each Fund relating to research, statistical and investment activities are paid by the adviser.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Under separate Administration and Accounting Services Agreements, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for WT Mutual Fund and WT Investment Trust I. These services include preparing shareholder reports, providing statistical and research data, assisting the advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund and the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. The Administration and Accounting Services Agreements provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

For its administrative and accounting services, PFPC received the following fees:

                             12 MONTHS ENDED        FOR THE PERIOD
                                 6/30/99           2/2/98 TO 6/30/98
                                 -------           -----------------
Intermediate Bond Series
Municipal Bond Series
Large Cap Value Series

Prior to February 2, 1998, RSMC provided administrative and accounting services and was paid the following fees:

                              FOR THE PERIOD         12 MONTHS ENDED
                             7/1/97 TO 2/2/98            6/30/97
                             ----------------            -------
Intermediate Bond Series
Municipal Bond Series
Large Cap Value Series

For its administrative and accounting services, PFPC received the following fees:

                                12 MONTHS ENDED        FOR THE PERIOD
                                    6/30/99           1/5/98 TO 6/30/98
                                    -------           -----------------
Prime Money Market Series
Tax-Exempt Series

Prior to January 5, 1998, RSMC provided administrative and accounting services and was paid the following fees:

                                   FOR THE PERIOD         12 MONTHS ENDED
                                  7/1/97 TO 1/4/98            6/30/97
                                  ----------------            -------
Prime Money Market Series
Tax-Exempt Series

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT   AUDITORS.   _________________________________,   serves   as   the
independent auditor, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of each Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Provident Distributors, Inc. Four Falls Corporate Center, West Conshohocken, PA 19428, serves as the underwriter of the Funds' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, PDI is granted the right to sell the shares of the Funds as agent for the Fund. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts to secure purchasers for Investor class shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). PDI receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds' Institutional class shares.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement became effective as of February 25, 1998 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty (60) days' written notice to the Fund.

PDI will be  compensated  for  distribution  services  according to the Investor class 12b-1 Plan,  which  became  effective  _____,  1999,  regardless  of PDI's expenses. The Investor class 12b-1 Plan provides that PDI will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PDI may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PDI ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Investor class 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Class shares of each Fund's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of each 12b-1 Plan for annual payments of up to 0.05% of the Investor class shares of each of the Money Market Fund's average net assets to reimburse PDI for making payments to certain Service Organizations who have sold Investor class shares of the Funds and for other distribution expenses.

  PAYMENTS MADE PURSUANT TO THE 12B-1 PLAN     LARGE CAP VALUE                             SMALL CAP VALUE
      FOR THE 12 MONTHS ENDED 6/30/99               SERIES        MID CAP VALUE SERIES          SERIES

Trail Commissions:                                    $                     $                     $
Preparation and Distribution of Marketing             $                     $                     $
Materials:
Total:                                                $                     $                     $

Under the Investor class 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Investor class shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The advisers and sub-advisers place all portfolio transactions on behalf of each Series. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the advisers and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, each adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the advisers.

The advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, each adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the advisers in serving its other clients, as well as in serving the Series. Conversely, information provided to the advisers by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to the Series. During the twelve-month periods ended June 30, 1999, 1998 and 1997, the Series paid the following brokerage commissions:

                           12 MONTHS ENDED  12 MONTHS ENDED  12 MONTHS ENDED
                               6/30/99          6/30/98          6/30/97
Prime Money Market Series
Tax-Exempt Series
Intermediate Bond Series         N/A              N/A              N/A
Municipal Bond Series            N/A              N/A              N/A
Large Cap Value Series
Mid Cap Value Series
Small Cap Value Series

Some of the advisers' other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues two separate classes of shares, Institutional and Investor shares, for each Fund with a par value of $.01 per share. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Investor class shares bear Rule 12b-1 distribution expenses, and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid. The net income attributable to Investor shares and the dividends payable on Investor shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the Investor shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the Transfer Agent at (800) _____. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Fund, at 2:00 p.m. Eastern Time for the Prime Money Market, Premier Money Market and U.S. Government Funds, or at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m., Eastern time), for the Bond and Equity Funds, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer Agent at (800)
_____.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, the advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

BY CHECK: You may utilize the check writing option to redeem shares of the Prime Money Market and the Tax-Exempt Funds by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Fund account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and returned checks. These charges will be paid by automatically redeeming an appropriate number of Fund shares. Each Fund and the Transfer Agent reserve the right to terminate or alter the check writing service at any time. The Transfer Agent also reserves the right to impose a service charge in connection with the check writing service. If you are interested in the check writing service, contact the Transfer Agency for further information. This service is generally not available for Service Organization clients who are provided a similar service by those organizations.

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: To ensure proper authorization before redeeming shares of the Funds, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The Premier Money Market Fund's securities are valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of the Fund's securities based upon their amortized cost and the accompanying maintenance of the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, each Fund's Board of Trustees has established procedures delegating to the adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of the Fund's holdings to determine whether the Fund's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should the Premier Money Market Fund incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if the Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

For the Bond Funds and the Equity Funds, the net asset value per share of each Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business.

In valuing a Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends from the Premier Money Market Fund are declared on each Business Day. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-Business Days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the U.S. Government Fund may be exempt from state taxes.

Dividends from the Bond Funds' net investment income are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-Business Days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers, are declared and paid annually.

Dividends from the Equity Funds' net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

If a Fund makes a distribution to shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

MONEY MARKET FUNDS:
Distributions from the Funds' investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Funds' earnings and profits. Because the Funds' net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporations.

BOND FUNDS:
Each Bond Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Fund must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAX-EXEMPT FUND AND MUNICIPAL BOND FUND: Each of these Funds will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under section 103(a) of the Code; both Funds intend to continue to satisfy this requirement. Distributions that a Fund properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items. The aggregate dividends excludable from the shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Fund may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.

Tax-exempt interest attributable to certain "private activity bonds" ("PABs") (including, in the case of a RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item. Furthermore, even interest on tax-exempt securities held by a Fund that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the federal alternative minimum tax in the hands of corporate shareholders when distributed to them by the Fund. PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or PABs should consult their tax advisers before purchasing a Fund's shares. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Up to 85% of Social Security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt Municipal Bond Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from each Fund still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

The Municipal Bond Fund may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with original issue discount ("OID"), the sum of its issue price plus accrued OID, except that market discount less than the product of (1) 0.25% of the redemption price at maturity times and (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Municipal Bond Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

The Tax-Exempt Municipal Bond Funds informs shareholders within 60 days after its fiscal year-end (August 31) of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

INTERMEDIATE BOND FUND: Interest and dividends received by the Intermediate Bond Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

EQUITY FUNDS:
It is anticipated that all or a portion of the dividends from the net investment income of each Equity Fund will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical correction legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.
Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Fund. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of a Fund may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Funds will vary based on changes in market conditions and the level of each Fund's expenses. These performance figures are calculated in the following manner:

MONEY MARKET FUNDS:

         A. YIELD for a money market fund is the net annualized yield for a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

              The yield for the 7-day period ended June 30, 1999 was:

              Prime Money Market Fund            %
              Tax-Exempt Fund                    %

         B. EFFECTIVE YIELD is the net annualized yield for a specified 7 calendar days assuming reinvestment of income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      Effective yield = [(Base Period Return + 1) 365/7] - 1.

              The effective yield for the 7-day period ended June 30, 1999 was:

                      Prime Money Market Fund            %
                      Tax-Exempt Fund                    %

ALL FUNDS:

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                            T = (ERV/P)1/n - 1

                  Where:   P        =       a hypothetical initial investment of
                                            $1,000

                           T        =       average annual total return

                           n        =       number of years

                           ERV      =       ending  redeemable  value:  ERV is
                                            the   value,   at  the  end  of  the
                                            applicable period, of a hypothetical
                                            $1,000   investment   made   at  the
                                            beginning of the applicable period.



           AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JUNE 30, 1999

----------------------------------------------------------------------
                              1 YEAR         5 YEAR        10 YEAR
                              ------         ------        -------
----------------------------------------------------------------------
Prime Money Market               %              %             %
----------------------------------------------------------------------
Tax-Exempt Money Market          %              %             %
----------------------------------------------------------------------
Intermediate Bond                %              %            N/A
----------------------------------------------------------------------
Municipal Bond                   %              %            N/A
----------------------------------------------------------------------
Large Cap Value                  %              %            N/A
----------------------------------------------------------------------
Mid Cap Value                    %             N/A           N/A
----------------------------------------------------------------------
Small Cap Value                  %             N/A           N/A
----------------------------------------------------------------------

         B. YIELD CALCULATIONS. From time to time, an Equity or Bond Fund may advertise its yield. Yield for these Funds is calculated by dividing the Fund's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

            YIELD = 2[((A-B)/CD + 1)6-1]

    where:

      a  =   dividends and interest earned during the period;
      b  =   expenses accrued for the period (net of reimbursements);
      c  =   the average daily number of shares outstanding during the
             period that were entitled to receive dividends; and
      d  =   the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

         Except as noted below, in determining interest earned during the period (variable "a" in the above formula), pfpc calculates the interest earned on each debt instrument held by a Fund during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Fund, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Fund.

         For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

           In determining dividends earned by any preferred stock or other equity securities held by a Fund during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

         Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Fund's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Fund in the Fund's financial statements.

         Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Funds' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Funds' holdings, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF FUND PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Fund.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, a Money Market Fund's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities such as the IBC First Tier Money Market Index for the Premier Money Market Funds. Yield and performance over time may also be compared to the performance of bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit from a CD, and the deposit principal in a CD is insured by the FDIC.

From time to time, in marketing and other literature, the Bond and Equity Funds' performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When
Lipper's tracking results are used, a Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Fund in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, a Fund's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for performance information and articles about a Fund may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund   performance   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


                              FINANCIAL STATEMENTS


Each Fund's audited financial statements, and the audited financial statements of its corresponding series for the fiscal year ended June 30, 1999, including notes thereto and the report of __________thereon, are incorporated herein by reference to the Fund's Annual Report to Shareholders.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES


REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund's corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indexes on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

                  (1) each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

                  (2) no Series will write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

                  (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

                  (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

         (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS


Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Portfolios' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

[BULLET]  Leading market positions in well-established industries.

[BULLET]  High rates of return on funds employed.

[BULLET] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

[BULLET] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

[BULLET] Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 WT MUTUAL FUND

                       ROXBURY LARGE CAP GROWTH PORTFOLIO



                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 1999

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This Statement of Additional Information is not a prospectus and should be read in conjunction with the Portfolios' current prospectus, dated ______, 1999, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to Provident Distributors, Inc. ("PDI"), Four Falls Corporate Center, West Conshohocken, PA 19428, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with PDI or by calling (800) _____.

The Portfolio's audited financial statements for the year ended June 30, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference.

                                TABLE OF CONTENTS

GENERAL INFORMATION ......................................................    2
INVESTMENT POLICIES ......................................................    2
INVESTMENT LIMITATIONS ...................................................    4
TRUSTEES AND OFFICERS ....................................................    5
INVESTMENT ADVISORY AND OTHER SERVICES ...................................    6
Distribution of shares and Rule 12b-1 Plan ...............................    8
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    9
CAPITAL STOCK AND OTHER SECURITIES .......................................    9
PURCHASE, REDEMPTION AND PRICING OF SHARES ...............................   10
DIVIDENDS ................................................................   12
TAXATION OF THE PORTFOLIO ................................................   12
CALCULATION OF PERFORMANCE INFORMATION ...................................   14
FINANCIAL STATEMENTS .....................................................   18
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES ...  A-1
APPENDIX B - DESCRIPTION OF RATINGS ......................................  B-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund has established the Roxbury Large Cap Growth Portfolio described in this Statement of Additional Information. The Portfolio issues three classes of shares, classes A, B and C.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolio through its investment in its corresponding master fund, which is a series of WT Investment Trust I (the "Series").

CASH MANAGEMENT. The Large Cap Growth Portfolio may invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Portfolio. Certain of these instruments are described below.

     (BULLET) MONEY MARKET FUNDS. The Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act.

     (BULLET) U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (BULLET) COMMERCIAL PAPER. The Portfolio may invest  in  commercial  paper.
              Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser or sub-adviser to be of comparable quality.

     (BULLET) BANK OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposits, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Portfolio's purchase of the security, the adviser, as applicable, will determine whether it is in the best interest of the Portfolio to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Portfolio may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in the Appendix.

ILLIQUID SECURITIES. The Portfolio may invest no more than 15% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio's investment adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Portfolio may purchase call options on securities that the adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolio may purchase put options to hedge against a decline in the market value of securities held in the Portfolio or in an attempt to enhance return. The Portfolio may write (sell) put and covered call options on securities in which they are authorized to invest. The Portfolio may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 85% of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt), it is the policy of a Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Portfolio's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 or an exemption from registration. The Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. The Portfolio may lend securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceeds one-third of the value of the Portfolio's total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolio and its corresponding master series has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lessor of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.

The Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Portfolio may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, provided that the Portfolio may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Portfolio's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Portfolio may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8. issue senior securities, except to the extent permitted by the 1940 Act.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT THE PORTFOLIO FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I.

The following non-fundamental policies apply to the Portfolio and may be changed by the Board of Trustees without shareholder approval. The Portfolio will not:

1.  make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the Portfolio's activities and reviews contractual arrangements with the Portfolio's service providers. The Trustees and officers are listed below. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I. An asterisk (*) indicates those Trustees who are "interested persons".



------------------------  -------------- --------------------------------------------------------------
                            POSITION(S)
NAME, ADDRESS AND           HELD WITH
DATE OF BIRTH                THE FUND         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------  -------------- --------------------------------------------------------------
ROBERT ARNOLD                Trustee     In 1989, Mr. Arnold founded, and currently  co-manages,  R. H.
152 W. 57th Street, 44th                 Arnold & Co., Inc., an investment  banking  company.  Prior to
Floor                                    forming R. H. Arnold & Co.,  Inc.,  Mr.  Arnold was  Executive
New York, NY  10019                      Vice   President   and  a   director   to   Cambrian   Capital
Date of Birth: 3/44                      Corporation, an investment banking firm he co-founded in 1987.
------------------------  -------------- --------------------------------------------------------------
ROBERT J. CHRISTIAN*        Trustee,     Mr. Christian has been Chief Investment  Officer of Wilmington
Rodney Square North         President    Trust  Company  since  February  1996 and  Director  of Rodney
1100 N. Market Street                    Square  Management  Corporation  since 1996.  He was  Chairman
Wilmington, DE 19890                     and Director of PNC Equity  Advisors  Company,  and  President
Date of Birth: 2/49                      and Chief  Investment  Officer of PNC Asset  Management  Group
                                         Inc.  from 1994 to 1996.  He was Chief  Investment  Officer of
                                         PNC Bank from 1992 to 1996 and Director of  Provident  Capital
                                         Management from 1993 to 1996.
------------------------  -------------- --------------------------------------------------------------
NICHOLAS A. GIORDANO         Trustee     Mr. Giordano was appointed interim President of LaSalle
LaSalle University                       University on July 1, 1998 and was a consultant for financial
Philadelphia, PA 19141                   services organizations from late 1997 through 1998.  He
Date of Birth: 3/43                      served as president and chief executive officer of the
                                         Philadelphia Stock Exchange from 1981 through August 1997, and also served as chairman of the board of the exchange's two subsidiaries: Stock Clearing Corporation of Philadelphia and Philadelphia Depository Trust Company.  Before joining the Philadelphia Stock Exchange, Mr. Giordano served as chief financial officer at two brokerage firms (1968-1971).  A
                                         certified public accountant, he began his career at Price
                                         Waterhouse in 1965.
------------------------  -------------- --------------------------------------------------------------
LAWRENCE B. THOMAS           Trustee     Mr.  Thomas  retired in October  1996,  after having served in
7813 Pierce Circle                       numerous   financial   positions   at   ConAgra,    Inc.   (an
Omaha, NE  68124                         international  food company) including  Treasurer,  Secretary,
Date of Birth: 3/46                      Risk  Officer,  and Senior Vice  President-Finance  (Principal
                                         Financial  Officer).  In his thirty-six  years at ConAgra,  he
                                         also   served  as  director   and  officer  of  its   numerous
                                         subsidiaries.
------------------------  -------------- --------------------------------------------------------------
ERIC K. CHEUNG                Vice       From 1978 to 1986,  Mr. Cheung was the  Portfolio  Manager for
Rodney Square North         President    fixed income assets of the Meritor  Financial  Group. In 1986,
1100 N. Market Street                    Mr.  Cheung  joined  Wilmington  Trust Company and in 1991, he
Wilmington, DE 19890                     became the Division Manager for all fixed income products.
Date of Birth: 12/54
------------------------  -------------- --------------------------------------------------------------
PAT COLLETTI                  Vice       Mr.  Colletti is Vice  President  and  Director of  Investment
400 Bellevue Parkway        President    Accounting and  Administration  of PFPC Inc. since April 1999.
Wilmington, DE 19809      and Treasurer  Prior to joining PFPC,  Mr.  Colletti was  Controller  for the
Date of Birth: 11/58                     Reserve Funds since 1986.
------------------------  -------------- --------------------------------------------------------------



------------------------  -------------- --------------------------------------------------------------
                            POSITION(S)
NAME, ADDRESS AND           HELD WITH
DATE OF BIRTH                THE FUND         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------  -------------- --------------------------------------------------------------
GARY M. GARDNER            Secretary     Mr.  Gardner  has been a Senior  Vice  President  of PFPC Inc.
400 Bellevue                             since  January  1994.  Previously,  Mr.  Gardner had  provided
Parkway                                  legal  and  regulatory   advice  to  mutual  funds  and  their
Wilmington, DE  19809                    management for more than twenty years at Federated  Investors,
Date of Birth: 2/51                      Inc.,   SunAmerica  Asset  Management  Corp.  and  The  Boston
                                         Company, Inc.


------------------------  -------------- --------------------------------------------------------------


On _____, 1999, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of each Portfolio.

The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act are paid by each Portfolio. The following table shows the fees paid during the fiscal year ended June 30, 1999 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Fund and WT Investment Trust I.

              TRUSTEES FEES FOR THE FISCAL YEAR ENDED JUNE 30, 1999

                             AGGREGATE               TOTAL COMPENSATION
                       COMPENSATION FROM THE         FROM THE WT FUND
INDEPENDENT TRUSTEE             FUND                      COMPLEX
-------------------             ----                      -------
Robert Arnold                    $0                          $
Nicholas Giordano                $0                          $
Lawrence Thomas                  $0                          $

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Portfolio has not yet commenced operations.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ROXBURY CAPITAL MANAGEMENT

Roxbury serves as the investment adviser to the corresponding Series of the Large Cap Growth Portfolio.

The Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; .50% of the Series' next $1 billion of average daily net assets; and .45% of the Series average daily net assets over $2 billion.

For Institutional shares, Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.75% for the Large Cap Growth Series. This waiver will remain in place until the Board of Trustees approves its termination.

ADVISORY SERVICES. Under the terms of advisory agreements, the adviser agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of the Series and its investment activities. Additionally, each adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. Each adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the adviser delegates any or all of its duties as listed.

The agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Funds who are affiliated with an adviser and the salaries of all personnel of each adviser performing services for each Fund relating to research, statistical and investment activities are paid by the adviser.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Under separate Administration and Accounting Services Agreements, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for WT Mutual Fund and WT Investment Trust I. These services include preparing shareholder reports, providing statistical and research data, assisting the advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund and the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and maintaining records relating to the securities transactions of the Fund. The Administration and Accounting Services Agreements provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Portfolios, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT   AUDITORS.   _________________________________,   serves   as   the
independent auditor, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Provident Distributors, Inc. Four Falls Corporate Center, West Conshohocken, PA 19428, serves as the underwriter of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, PDI is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts to secure purchasers for Class B and Class C shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Class B and Class C shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolio's Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). PDI receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolio's Institutional class shares.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement, will not be liable to the Portfolio or its shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement became effective as of February 25, 1998 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty
(60) days' written notice to the Portfolio.

PDI will be compensated for distribution services according to the Class B and Class C 12b-1 Plans, which became effective _____, 1999, regardless of PDI's expenses. The Class B and Class C 12b-1 Plans provides that PDI will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PDI may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PDI ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Class B and Class C 12b-1 Plans further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Class B and Class C shares of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the Class B and Class C 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Portfolio of the distribution of its shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The adviser places all portfolio transactions on behalf of the Series. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the adviser in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the adviser.

The adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, the adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the adviser in serving its other clients, as well as in serving the Series. Conversely, information provided to the adviser by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to the Series.

Some of the adviser's other clients may have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues three separate classes of shares, Class A, Class B and Class C shares, for the Portfolio. The shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Class B and Class C shares bear Rule 12b-1 distribution expenses, and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid. The net income attributable to such shares and the dividends payable on such shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of Class B and Class C shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and each class takes separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for a Portfolio would be voted upon by all shareholders of that Portfolio.

The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Portfolio IRA, call the Transfer Agent at (800) _____. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer Agent at (800) _____.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, the adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own Portfolio shares with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: To ensure proper authorization before redeeming Portfolio shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

The net asset value per share of the Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Portfolio is open for business. The Portfolio is open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business.

In valuing the Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends from the Portfolio's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                            TAXATION OF THE PORTFOLIO

GENERAL. The Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

If the Portfolio makes a distribution to shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

It is anticipated that all or a portion of the dividends from the net investment income of the Portfolio will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical correction legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.
Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolio. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of the Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the
                 Portfolio's shares, if any, and assume that all dividends during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                     T = (ERV/P)1/n - 1

                  Where:   P     =   a hypothetical initial investment of $1,000

                           T     =   average annual total return

                           n     =   number of years

                           ERV   = ending  redeemable  value:  ERV is
                                   the   value,   at  the  end  of  the
                                   applicable period, of a hypothetical
                                   $1,000   investment   made   at  the
                                   beginning of the applicable period.

         B. YIELD CALCULATIONS. From time to time, the Portfolio may advertise its yield. Yield for the Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]

                  where:

                           a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements);
                           c  = the average daily number of shares outstanding
                                during the period that were entitled to receive dividends; and
                           d  = the maximum offering price per share on the last
                                day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

         Except as noted below, in determining interest earned during the period (variable "a" in the above formula), pfpc calculates the interest earned on each debt instrument held by the Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

         For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

         In determining dividends earned by any preferred stock or other equity securities held by the Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

         Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, the Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

         Yield information may be useful in reviewing the Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolio's yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolio's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Portfolio.

In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of or selections from, editorials or articles about the Portfolio. Sources for performance information and articles about the Portfolio may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund   performance   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                              FINANCIAL STATEMENTS

The Portfolio's audited financial statements and the audited financial statements of it's corresponding Series for the fiscal year ended June 30, 1999, including notes thereto and the report of __________thereon, are incorporated herein by reference to the Portfolio's Annual Report to Shareholders.

                                   APPENDIX A
            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Portfolio's corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolio will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

The Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

The Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

The Series may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indexes on which options are purchased or written.

The Series may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

The Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

                  (1) the Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

                  (2) the Series will not write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) The Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of the Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. The Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

                  (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

                  (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by the Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, the Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

         (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, the Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B
                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Portfolio's corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

[BULLET] Leading market positions in well-established industries.

[BULLET] High rates of return on funds employed.

[BULLET] Conservative capitalization structure with moderate reliance on debt and ample asset protection.

[BULLET] Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

[BULLET] Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:   Bonds rated A have a strong capacity to pay  interest and repay  principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.
AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

PART C - OTHER INFORMATION


ITEM 23.    EXHIBITS.

            EXHIBIT NO.    DESCRIPTION OF EXHIBIT

            (a)  (i)       Agreement and Declaration of Trust*
                 (ii)      Certificate of Trust*
                 (iii)     Certificate of Amendment to Certificate of Trust**
                 (iv)      Certificate of  Amendment  to Certificate  of  Trust
                           dated October 20, 1998 is filed herewith.

            (b)  By-Laws*

            (c)  None

            (d)  (i)       Form of  Advisory  Agreement  between  WT  Investment
                           Trust I, on  behalf  of the  Large  Cap Core  Series,
                           Small  Cap Core  Series,  Short/Intermediate  Series,
                           Intermediate  Bond Series,  Municipal Bond Series and
                           International  Multi-Manager  Series,  and Wilmington
                           Trust  Company  filed  herewith.
                 (ii)      Form of  Advisory  Agreement  between  WT  Investment
                           Trust I, on behalf of the Prime Money Market  Series,
                           Premier Money Market Series,  U.S.  Government Series
                           and  the  Tax  Exempt   Series,   and  Rodney  Square
                           Management   Corporation  filed  herewith.
                 (iii)     Form of  Advisory  Agreement  between  WT  Investment
                           Trust I, on behalf  of the  Large  Cap Value  Series,
                           Small Cap Value  Series and Mid Cap Series and Cramer
                           Rosenthal   McGlynn  LLC  filed  herewith.
                 (iv)      Form of  Advisory  Agreement  between  WT  Investment
                           Trust I, on behalf of the Large Cap Growth Series and
                           Roxbury Capital Management Inc. filed herewith.
                 (v)       Form of  Sub-Advisory  Agreement  among WT Investment
                           Trust I, on behalf of the International Multi-Manager
                           Series,   Wilmington   Trust   Company  and  Clemente
                           Capital,  Inc. filed  herewith.
                 (vi)      Form of  Sub-Advisory  Agreement  among WT Investment
                           Trust I, on behalf of the International Multi-Manager
                           Series,  Wilmington Trust Company and Scudder, Kemper
                           Investments, Inc. filed herewith.
                 (vii)     Form of  Sub-Advisory  Agreement  among WT Investment
                           Trust I, on behalf of the International Multi-Manager
                           Series,  Wilmington Trust Company and Invista Capital
                           Management filed herewith.

            (e) Distribution Agreement with Provident Distributors, Inc. dated February 25, 1998*****

            (f)  None

            (g)  (i)       Custody Agreement with Wilmington Trust Company*
                 (ii)      Form of Sub-Custody  Agreement  between WT Investment
                           Trust I on behalf of the International  Multi-Manager
                           Series  and  Bankers   Trust   Company  to  be  filed
                           herewith.

            (h)  (i)       Transfer   Agency   Agreement   with  Rodney   Square
                           Management Corporation dated February 19, 1997***

                 (ii) Accounting Services Agreement with Rodney Square Management Corporation dated February 19, 1997***

                 (iii)     Administration    Agreement    with   Rodney   Square
                           Management Corporation dated February 19, 1997***

                 (iv)      Administrative   Services   Agreements   with  Kiewit
                           Investment   Management   Corp.  dated  February  19,
                           1997***

                 (v) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square Management Corporation and PFPC Inc. with respect to the Administration Agreement*****

                 (vi) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square management Corporation and PFPC Inc. with respect to the Accounting Services Agreement*****

                 (vii) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square management Corporation and PFPC Inc. with respect to the Transfer Agency Agreement*****


            (i)  Opinion of Pepper Hamilton LLP to be filed by amendment.

            (j)  None

            (k)  Not applicable

            (l)  Not applicable

            (m) Plans of Distribution Pursuant to Rule 12b-1 to be filed by subsequent amendment

            (n)  Not applicable

            (o) Plans Pursuant to Rule 18f-3 to be filed by subsequent amendment


* Previously filed with the Securities and Exchange Commission on Form N-1A on July 25, 1994 and incorporated herein by reference.

**    Previously  filed  with  the  Securities  and  Exchange   Commission  with
      Pre-Effective amendment No. 1 on Form N-1A of November 29, 1994 and is incorporated herein by reference.

***   Previously  filed  with  the  Securities  and  Exchange   Commission  with
      Post-Effective Amendment No. 4 on Form N1-A on February 28, 1997 and incorporated herein by reference.

****  Previously  filed  with  the  Securities  and  Exchange   Commission  with
      Post-Effective Amendment No. 2 on Form N1-A on September 30, 1996 and incorporated herein by reference.

***** Previously  filed  with  the  Securities  and  Exchange   Commission  with
      Post-Effective Amendment No. 6 on Form N1-A on September 30, 1998 and incorporated herein by reference.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

      None.

ITEM 25.    INDEMNIFICATION.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a)(1)) and to Article X of the Registrant's By-Laws (Exhibit 23(b)), which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

            "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.
(i) Wilmington Trust Company ("WTC"), a Delaware corporation, serves as investment adviser to the Large Cap Core, Small Cap Core, Short/Intermediate, Intermediate Bond, Municipal Bond, and International Multi Manager Series of the Fund. It currently manages large institutional accounts and collective investment funds.

The directors and principal executive officers of WTC have held the following positions of a substantial nature in the past two years:

                            Business or Other Connections of Principal Executive
Name                        Officers and Directors of WTC
--------------------------------------------------------------------------------

Carolyn S. Burger           Principal,   CB  Associates,   Inc.;  Director,  PJM
                            Interconnection, L.L.C. & Rodel, Inc.

Ted T. Cecala               Chairman  and Chief  Executive  Officer,  Wilmington
                            Trust Corporation and Wilmington Trust Company

Richard  R.  Collins        Retired  President  and  Chief  Operating   Officer,
                            American Life Insurance Company

Charles S. Crompton, Esq.   Attorney,  Partner,  Potter  Anderson & Corroon (law
                            firm)

H. Stewart Dunn, Jr., Esq.  Attorney,  Partner,  Ivins,  Phillips & Barker  (law
                            firm)

Edward B. du Pont           Private investor; Director, E. I. du Pont de Nemours
                            and   Company,   Incorporated;   Retired   Chairman,
                            Atlantic Aviation Corporation

R. Keith Elliott            Director,  Chairman,  President and Chief  Executive
                            Officer,   Hercules  Incorporated;   Director,  PECO
                            Energy and Computer Task Group

Robert V.A. Harra, Jr.      President,  Chief  Operating  Officer and Treasurer,
                            Wilmington  Trust  Corporation and Wilmington  Trust
                            Company

Andrew B. Kirkpatrick       Of Counsel to, Morris, Nichols, Arsht & Tunnell (law
                            firm)

Rex L. Mears                President  of Ray L.  Mears  & Sons,  Inc.  (farming
                            corporation)

Walter D. Mertz             Retired  Senior  Vice  President,  Wilmington  Trust
                            Corporation and Wilmington Trust Company;  Associate
                            Director

Hugh E. Miller              Retired  Executive,   Formerly  Vice  Chairman,  ICI
                            Americas,  Inc.; was with parent Imperial  Chemicals
                            Industries  PLC for 20 years  until  1990  including
                            management   positions  in  the  United  States  and
                            Europe; Chairman and Director, MGI PHARMA, Inc.

Stacey J. Mobley            Senior Vice  President of  Communications,  E. I. Du
                            Pont de Nemours and Company, Incorporated

G. Burton Pearson           Retired  Senior Vice  President of Wilmington  Trust
                            Corporation and Wilmington Trust Company;  Associate
                            Director

Leonard W. Quill            Formerly  Chairman  and  Chief  Executive   Officer,
                            Wilmington  Trust  Corporation and Wilmington  Trust
                            Company

David P. Roselle            President, University of Delaware

H. Rodney Sharp, III        Retired  Manager,  E.  I. Du  Pont  de  Nemours  and
                            Company;  Director,  E. I. Du  Pont de  Nemours  and
                            Company

Thomas P. Sweeney, Esq.     Attorney,  Partner,  Richards,  Layton & Finger (law
                            firm)

Mary Jornlin Theisen        Former New Castle County Executive

Robert W. Tunnell, Jr.      Managing Partner of Tunnell  Companies,  L.P., owner
                            and developer of real estate

(ii) Rodney Square Management Corporation ("RSMC"), a Delaware corporation, serves as investment adviser to the Prime Money Market, U.S. Government, Tax Exempt and Premier Money Market Series of the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Company, also a Delaware corporation, which in turn is wholly owned by Wilmington Trust Corporation. Information as to the officers and directors of RSMC is included in its Form ADV filed on March 11, 1987, and most recently supplemented on March 3, 1999, with the Securities and Exchange Commission File No. 801-22071 and is incorporated by reference herein.

(iii) Cramer Rosenthal McGlynn LLC ("CRM") serves as investment adviser to the Large Cap Value, Small Cap Value and Mid Cap Value Series of the Fund. Information as to the officers and directors of CRM is included in its Form ADV filed with the Securities and

         Exchange Commission and most recently supplemented on March 26, 1999. The Form ADV, File No. 801-55244 is incorporated by reference herein.

(iv) Roxbury Capital Management LLC ("Roxbury") serves as investment advisor to the Large Cap Growth Series of the Fund. Information as to the officers and directors of Roxbury is included in its Form ADV filed with the Securities and Exchange Commission and most recently supplemented on April 12, 1999. The Form ADV, File No. 801-55521 is incorporated by reference.

ITEM 27 Principal Underwriter. Investment companies for which Provident Distributors, Inc. also serves as principal underwriter:

      (a)   Time Horizon Funds
            Pacific Innovations Trust
            International Dollar Reserve Fund I, Ltd.
            Provident Institutional Funds Trust
            Columbia Common Stock Fund, Inc.
            Columbia Growth Fund, Inc.
            Columbia International Stock Fund, Inc.
            Columbia Special Fund, Inc.
            Columbia Small Cap Fund, Inc.
            Columbia Real Estate Equity Fund, Inc.
            Columbia Balanced Fund, Inc.
            Columbia Daily Income Company
            Columbia U.S. Government Securities Fund, Inc.
            Columbia Fixed Income Securities Fund, Inc.
            Columbia Municipal Bond Fund, Inc.
            Columbia High Yield Fund, Inc.
            Columbia National Municipal Bond Fund, Inc.
            Kalmar Pooled Investment Trust
            The RBB Fund, Inc.
            Robertson Stephens Investment Trust
            HT Insight Funds, Inc.
            Harris Insight Funds Trust
            Hilliard-Lyons Government Fund, Inc.
            Hilliard-Lyons Growth Fund, Inc.
            The Rodney Square Fund
            The Rodney Square Tax-Exempt Fund
            The Rodney Square Strategic Equity Fund
            The Rodney Square Strategic Fixed-Income Fund

            The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

            The OFFITBANK  Investment  Fund,  Inc.  (Distributed  by OFFIT Funds
            Distributor,   Inc.  a  wholly   owned   subsidiary   of   Provident
            Distributors, Inc.)

            The OFFITBANK Variable Insurance Fund, Inc. (Distributed by OFFIT Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

            CVO  Greater   China  Fund,   Inc.   (Distributed   by  OFFIT  Funds
            Distributor,   Inc.  a  wholly   owned   subsidiary   of   Provident
            Distributors, Inc.)

      (b) Reference is made to the caption "Distribution Arrangements" in the Prospectuses constituting Part A of this Registration Statement. The information required by this Item 27 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

            Provident Distributors Inc.              SEC File No. 8-46564

ITEM 28.    LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Registrant, or on its behalf by the Fund's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.    MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, state of Delaware on the 12th day of August, 1999.

                                 WT MUTUAL FUND

                                 BY: ______________________________
                                     Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                          DATE

/S/Robert J. Christian            Trustee, President             August 12, 1999
------------------------
Robert J. Christian

/S/John J. Quindlen                     Trustee                  August 12, 1999
------------------------
John J. Quindlen

/S/Robert H. Arnold                     Trustee                  August 12, 1999
------------------------
Robert H. Arnold

/S/Nicholas A. Giordano                 Trustee                  August 12, 1999
------------------------
Nicholas A. Giordano

/S/Pat Colletti               Vice President, Treasurer          August 12, 1999
------------------------
Pat Colletti

                                  EXHIBIT INDEX

(a) (iv)      Certificate of Amendment to Certificate of Trust dated October 20,
              1998

(d) (i) Form of Advisory Agreement between WT Investment Trust I and Wilmington Trust Company

(d) (ii) Form of Advisory Agreement between WT Investment Trust I and Rodney Square Management Corporation

(d) (iii)     Form of Advisory Agreement between WT Investment Trust I and
              Cramer Rosenthal McGlynn LLC

(d) (iv) Form of Advisory Agreement between WT Investment Trust I and Roxbury Capital Management Inc.

(d) (v) Form of Sub-Advisory Agreement among WT Investment Trust I, Wilmington Trust Company and Clemente Capital, Inc.

(d) (vi) Form of Sub-Advisory Agreement among WT Investment Trust I, Wilmington Trust Company and Scudder, Kemper Investments, Inc.

(d) (vii)     Form of Sub-Advisory Agreement among WT Investment Trust I,
              Wilmington Trust Company and Invista Capital Management

(g) (ii) Form of Sub-Custody Agreement between WT Investment Trust I and Bankers Trust Company